UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2011

Item 1. Reports to Stockholders

Fidelity®

Low-Priced Stock Fund

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Low-Priced Stock	.89%
Actual		$ 1,000.00	$ 1,181.20	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53
Class K	.75%
Actual		$ 1,000.00	$ 1,181.80	$ 4.12
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	2.8	2.9
Oracle Corp.	1.5	1.4
Metro, Inc. Class A (sub. vtg.)	1.4	1.6
Next PLC	1.4	1.3
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1.3	1.1
Coventry Health Care, Inc.	1.3	1.0
Fossil, Inc.	1.3	0.9
Ross Stores, Inc.	1.2	1.2
Abercrombie & Fitch Co. Class A	1.2	1.2
Unum Group	1.2	1.3
	14.6
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.9	24.6
Information Technology	16.7	15.1
Health Care	12.2	12.2
Financials	8.9	9.2
Industrials	7.7	8.3
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Stocks 87.3%		Stocks 88.6%
	Convertible Securities 0.6%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 12.1%		Short-Term Investments and Net Other Assets 10.8%
* Foreign investments	38.9%	** Foreign investments	37.2%

Semiannual Report

Investments January 31, 2011

Showing Percentage of Net Assets

Common Stocks - 87.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.4%
Auto Components - 1.6%
ASTI Corp. (e)	1,683,000	$ 5,229
Drew Industries, Inc.	625,000	14,763
FCC Co. Ltd.	500,000	11,343
Federal Screw Works (a)(e)	150,000	525
Hi-Lex Corp.	1,200,000	20,205
INZI Controls Co. Ltd. (e)	1,516,000	7,283
Johnson Controls, Inc.	6,900,000	264,891
Motonic Corp. (e)	3,299,900	22,660
Murakami Corp. (e)	700,000	12,647
Musashi Seimitsu Industry Co. Ltd.	900,000	22,511
Nippon Seiki Co. Ltd.	2,530,000	30,639
Nissin Kogyo Co. Ltd.	1,125,000	20,271
Nittan Valve Co. Ltd.	360,000	1,421
Piolax, Inc. (e)	1,010,000	22,998
Samsung Climate Control Co. Ltd. (e)	460,050	3,270
Sewon Precision Industries Co. Ltd.	49,860	6,055
Shoei Co. Ltd.	619,600	5,594
SJM Co. Ltd. (a)(e)	724,215	4,236
SJM Holdings Co. Ltd. (e)	1,332,974	5,071
Strattec Security Corp. (e)	336,307	10,829
Wescast Industries, Inc. Class A (sub. vtg.) (a)	200,000	1,199
Yachiyo Industry Co. Ltd.	650,000	5,575
Yutaka Giken Co. Ltd. (e)	1,457,000	44,910
		544,125
Distributors - 0.3%
Dong Suh Companies, Inc.	510,000	16,531
Doshisha Co. Ltd.	575,000	13,058
Educational Development Corp. (e)	386,892	2,631
Goodfellow, Inc. (e)	857,000	10,444
SPK Corp.	165,000	2,517
Uni-Select, Inc. (e)	1,972,100	55,651
		100,832
Diversified Consumer Services - 0.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	20,000	825
Career Education Corp. (a)(d)(e)	4,700,000	105,468
Clip Corp. (e)	328,000	3,409
Corinthian Colleges, Inc. (a)(d)	1,100,000	5,808
Jackson Hewitt Tax Service, Inc. (a)(d)(e)	2,170,050	3,385
Kyoshin Co. Ltd. (a)	130,000	241
Matthews International Corp. Class A	25,000	886
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Meiko Network Japan Co. Ltd.	730,000	$ 6,226
Noah Education Holdings Ltd. ADR (a)	384,850	762
Regis Corp.	1,376,791	23,075
Shingakukai Co. Ltd.	200,000	772
Shuei Yobiko Co. Ltd.	125,000	554
Steiner Leisure Ltd. (a)(e)	1,650,000	73,128
Step Co. Ltd. (e)	976,800	6,069
Up, Inc. (e)	750,000	5,208
Weight Watchers International, Inc.	600,000	23,280
YBM Sisa.com, Inc. (e)	864,575	5,929
		265,025
Hotels, Restaurants & Leisure - 2.8%
Aeon Fantasy Co. Ltd.	550,000	7,572
Ambassadors Group, Inc. (e)	950,000	10,488
ARK Restaurants Corp. (e)	348,804	5,058
Benihana, Inc. (a)(e)	649,955	5,356
Benihana, Inc. Class A (sub. vtg.) (a)(e)	551,386	4,499
Brinker International, Inc. (e)	9,000,000	211,770
CEC Entertainment, Inc. (a)(e)	2,000,000	73,900
Darden Restaurants, Inc.	2,000,000	94,220
Flanigan's Enterprises, Inc.	50,357	409
Hiday Hidaka Corp.	475,000	7,946
Holidaybreak PLC (e)	4,200,000	23,124
Ibersol SGPS SA	400,000	4,381
Intralot SA	1,000,000	3,436
Jack in the Box, Inc. (a)(e)	6,569,000	144,124
Kangwon Land, Inc.	125,000	2,897
Kura Corp. Ltd.	400,000	6,179
McCormick & Schmick's Seafood Restaurants (a)	430,452	3,874
Monarch Casino & Resort, Inc. (a)(e)	1,300,000	14,092
Papa John's International, Inc. (a)(e)	2,749,964	78,924
Plenus Co. Ltd. (e)	2,500,000	41,362
Red Robin Gourmet Burgers, Inc. (a)	599,951	12,383
Ruby Tuesday, Inc. (a)(e)	6,372,030	85,895
Ruth's Hospitality Group, Inc. (a)(e)	2,347,228	10,938
Shinsegae Food Co. Ltd.	17,000	1,343
Sonic Corp. (a)(e)	6,163,000	59,103
Sportscene Group, Inc. Class A (e)	400,000	5,194
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
St. Marc Holdings Co. Ltd.	480,000	$ 20,702
Tabcorp Holdings Ltd.	1,933,333	13,390
		952,559
Household Durables - 2.9%
Abbey PLC (e)	3,400,000	23,971
Barratt Developments PLC (a)(e)	84,000,199	123,978
Bellway PLC (e)	7,525,000	73,821
Blyth, Inc. (e)	888,900	29,885
Chromcraft Revington, Inc. (a)	217,146	389
Craftmade International, Inc. (a)(e)	570,026	2,679
D.R. Horton, Inc. (e)	24,000,000	297,360
Decorator Industries, Inc. (a)	125,765	86
Dorel Industries, Inc. Class B (sub. vtg.)	3,272,600	107,060
Emak SpA	500,000	3,067
Ethan Allen Interiors, Inc.	431,515	9,666
First Juken Co. Ltd. (e)	1,360,000	13,902
Helen of Troy Ltd. (a)(e)	2,850,000	80,000
Henry Boot PLC (e)	10,774,000	18,205
HTL International Holdings Ltd. (e)	29,655,500	14,837
M/I Homes, Inc. (a)(e)	1,803,400	26,438
Maruzen Co., Ltd. (e)	1,553,000	10,217
Merry Electronics Co. Ltd.	500,000	878
P&F Industries, Inc. Class A (a)(e)	361,038	1,350
Sanei Architecture Planning Co. Ltd.	200,000	3,519
Schulthess Group AG	65,000	3,022
Stanley Furniture Co., Inc. (a)(e)	1,289,638	5,352
Steinhoff International Holdings Ltd.	3,000,500	9,715
Teems, Inc. (a)(e)	56,325	4,406
Tempur-Pedic International, Inc. (a)	1,875,000	81,825
Token Corp. (e)	1,000,000	39,839
		985,467
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (e)	5,100,000	30,819
PetMed Express, Inc. (d)(e)	2,425,100	36,595
		67,414
Leisure Equipment & Products - 0.3%
Accell Group NV	69,500	3,596
Aldila, Inc.	20,000	104
Arctic Cat, Inc. (a)(e)	1,000,000	16,020
Daikoku Denki Co. Ltd.	40,000	499
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Giant Manufacturing Co. Ltd.	4,898,555	$ 19,146
JAKKS Pacific, Inc. (a)(d)(e)	2,793,139	48,293
Kabe Husvagnar AB (B Shares)	64,234	1,170
Marine Products Corp. (a)	1,269,886	9,143
Mars Engineering Corp.	220,000	3,817
Miroku Corp.	558,000	1,264
Trigano SA	150,000	5,028
		108,080
Media - 1.0%
Ascent Media Corp. (a)	300,409	11,428
Astral Media, Inc. Class A (non-vtg.)	2,750,000	109,962
Chime Communications PLC (e)	4,500,000	19,136
DISH Network Corp. Class A (a)	1,400,000	29,554
GFK AG	175,000	9,052
Harte-Hanks, Inc.	1,700,877	21,210
Intage, Inc. (e)	1,040,000	23,200
New Frontier Media, Inc. (a)(e)	1,949,400	3,860
Omnicom Group, Inc.	1,200,000	53,856
Proto Corp.	113,300	4,962
Recruit Holdings Ltd.	9,186,000	2,474
RKB Mainichi Broadcasting Corp.	31,000	241
Saga Communications, Inc. Class A (a)	375,077	9,696
STW Group Ltd.	3,000,000	3,378
Tow Co. Ltd. (e)	1,223,000	7,197
TVA Group, Inc. Class B (non-vtg.)	2,000,400	28,774
		337,980
Multiline Retail - 2.3%
Dollar Tree, Inc. (a)	2,250,000	113,805
Don Quijote Co. Ltd.	3,100,000	99,821
Harvey Norman Holdings Ltd. (d)	22,050,000	66,142
Next PLC (e)	14,400,000	455,971
Tuesday Morning Corp. (a)(e)	3,631,500	17,976
Watts Co. Ltd.	61,000	416
Zakkaya Bulldog Co. Ltd. (a)	335,000	865
		754,996
Specialty Retail - 8.8%
ABC-Mart, Inc.	125,000	4,544
Abercrombie & Fitch Co. Class A (e)	8,000,000	403,280
Aeropostale, Inc. (a)(e)	4,450,000	107,334
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
American Eagle Outfitters, Inc.	275,000	$ 3,977
Asahi Co. Ltd.	20,000	317
AT-Group Co. Ltd.	378,000	4,541
AutoZone, Inc. (a)	900,000	228,177
bebe Stores, Inc.	1,300,000	7,300
Bed Bath & Beyond, Inc. (a)	6,600,000	316,800
Best Buy Co., Inc.	4,850,000	164,900
Big 5 Sporting Goods Corp.	760,000	9,637
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,969,600	128,205
Brown Shoe Co., Inc.	1,100,000	13,937
Camaieu SA	7,000	1,447
Cash Converters International Ltd.	4,595,002	3,389
Christopher & Banks Corp.	150,000	857
Delek Automotive Systems Ltd.	5,000	67
Fantastic Holdings Ltd.	25,000	55
Folli Follie Group (a)(e)	3,402,031	67,159
Ford Glory Group Holdings Ltd.	812,832	73
Fourlis Holdings SA	250,000	1,913
GameStop Corp. Class A (a)(d)	7,400,000	155,918
Gap, Inc.	200,000	3,854
Glentel, Inc. (d)(e)	990,000	27,937
Group 1 Automotive, Inc. (d)	764,635	28,934
Gulliver International Co. Ltd. (d)(e)	1,000,000	43,129
Honeys Co. Ltd. (d)(e)	1,650,000	20,967
I A Group Corp.	456,000	3,194
John David Group PLC	5,000	67
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	2,737,500	116,973
Jumbo SA (e)	7,815,000	54,457
K'S Denki Corp.	2,300,000	64,113
Kyoto Kimono Yuzen Co. Ltd. (e)	1,220,000	13,660
Le Chateau, Inc. Class A (sub. vtg.) (d)	2,022,600	23,174
Leon's Furniture Ltd.	800,000	11,987
Lithia Motors, Inc. Class A (sub. vtg.)	2,236,050	30,187
Macintosh Retail Group NV	150,000	3,922
MarineMax, Inc. (a)(e)	1,425,335	12,885
Mr. Bricolage SA (e)	610,492	11,325
Nafco Co. Ltd.	1,443,500	24,955
Nishimatsuya Chain Co. Ltd. (e)	6,958,800	62,399
Pal Co. Ltd. (e)	800,000	27,856
Point, Inc.	25,000	1,142
Reitmans (Canada) Ltd. Class A (non-vtg.)	100,000	1,806
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Right On Co. Ltd.	610,000	$ 3,144
RONA, Inc.	675,000	9,460
Ross Stores, Inc. (e)	6,250,000	407,500
SAZABY, Inc.	600,000	14,474
Second Chance Properties Ltd.	9,991,304	3,359
Second Chance Properties Ltd. warrants 9/27/13 (a)	3,062,500	132
Sonic Automotive, Inc. Class A (sub. vtg.)	3,039,522	37,842
Super Cheap Auto Group Ltd.	56,157	367
The Buckle, Inc. (d)	850,000	30,388
The Men's Wearhouse, Inc.	2,500,000	65,525
USS Co. Ltd. (e)	2,000,000	160,331
West Marine, Inc. (a)	230,000	2,942
Williams-Sonoma, Inc.	100,000	3,220
Workman Co. Ltd. (e)	1,408,500	29,001
		2,980,435
Textiles, Apparel & Luxury Goods - 3.4%
Adolfo Dominguez SA	350,000	4,298
Arts Optical International Holdings Ltd. (e)	21,494,000	9,869
Bijou Brigitte Modische Accessoires AG	45,000	6,376
Cherokee, Inc. (d)	200,411	3,213
Delta Apparel, Inc. (a)(e)	852,200	10,968
F&F Co. Ltd.	86,580	460
Fossil, Inc. (a)(e)	6,000,000	426,300
Geox SpA (d)	1,000,000	5,069
Gildan Activewear, Inc. (e)	11,000,000	323,374
Hampshire Group Ltd. (a)(e)	920,000	3,496
Handsome Co. Ltd. (e)	2,436,150	41,550
JLM Couture, Inc. (a)(e)	197,100	280
K-Swiss, Inc. Class A (a)	2,709,606	31,160
Liz Claiborne, Inc. (a)(d)	1,375,000	6,793
Marimekko Oyj	125,000	2,531
Movado Group, Inc. (a)(e)	1,499,968	21,615
Quiksilver, Inc. (a)	2,000,000	8,940
Rocky Brands, Inc. (a)(e)	739,986	8,140
Sanei-International Co. Ltd. (e)	1,250,000	15,549
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,300,000	26,741
Sun Hing Vision Group Holdings Ltd. (e)	23,939,000	10,562
Ted Baker PLC	250,000	2,623
Texwinca Holdings Ltd.	45,000,000	48,885
Timberland Co. Class A (a)	1,000,000	26,730
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Tungtex Holdings Co. Ltd. (e)	22,000,000	$ 4,317
Van de Velde	75,000	3,902
Victory City International Holdings Ltd.	60,278,000	12,602
Volcom, Inc. (d)	419,237	6,959
Youngone Corp.	425,000	4,763
Youngone Holdings Co. Ltd. (e)	900,000	28,731
Yue Yuen Industrial (Holdings) Ltd.	7,000,000	24,106
		1,130,902
TOTAL CONSUMER DISCRETIONARY		8,227,815
CONSUMER STAPLES - 6.9%
Beverages - 0.8%
Baron de Ley SA (a)	219,063	12,215
C&C Group PLC	1,100,285	5,145
Constellation Brands, Inc. Class A (sub. vtg.) (a)	9,000,000	172,980
Hansen Natural Corp. (a)	1,500,000	84,960
Hite Holdings Co. Ltd.	20,000	307
Muhak Co. Ltd.	900,000	6,478
		282,085
Food & Staples Retailing - 4.4%
Aoki Super Co. Ltd.	75,000	656
Belc Co. Ltd. (e)	2,086,000	24,931
Cawachi Ltd.	5,000	102
Cosmos Pharmaceutical Corp. (e)	1,900,000	76,389
Create SD Holdings Co. Ltd. (e)	2,075,000	46,288
CVS Caremark Corp.	2,850,000	97,470
Daikokutenbussan Co. Ltd.	550,000	18,829
Fyffes PLC (Ireland) (e)	33,000,000	17,619
Growell Holdings Co. Ltd.	309,989	7,784
Halows Co. Ltd. (e)	1,375,000	13,234
Ingles Markets, Inc. Class A	549,383	10,642
Kroger Co.	400,000	8,560
Kusuri No Aoki Co. Ltd.	110,000	1,175
Majestic Wine PLC	400,016	2,648
Marukyu Co. Ltd.	20,000	199
Maxvalu Nishinihon Co. Ltd.	15,000	223
Metro, Inc. Class A (sub. vtg.) (d)(e)	10,925,833	472,023
North West Co., Inc.	700,000	14,747
Safeway, Inc.	14,500,000	300,005
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
San-A Co. Ltd.	375,000	$ 14,894
Shoppers Drug Mart Corp. (d)	5,000,000	184,097
Sligro Food Group NV	1,805,000	60,170
Sundrug Co. Ltd.	1,410,000	40,988
SUPERVALU, Inc.	500,000	3,645
Total Produce PLC	5,000,000	2,752
Village Super Market, Inc. Class A	156,404	4,913
Walgreen Co.	1,000,000	40,440
Yaoko Co. Ltd.	650,000	19,584
		1,485,007
Food Products - 1.5%
ARYZTA AG	1,850,000	81,414
Dean Foods Co. (a)	4,400,000	44,660
Dutch Lady Milk Industries Bhd	304,500	1,643
Food Empire Holdings Ltd. (e)	52,900,000	20,677
Fresh Del Monte Produce, Inc. (e)	6,359,900	168,219
Global Bio-Chem Technology Group Co. Ltd. (a)	81,009,253	13,195
Greggs PLC	1,325,000	9,889
Industrias Bachoco SA de CV sponsored ADR	1,384,584	34,822
Nam Yang Dairy Products	11,000	7,593
Pacific Andes (Holdings) Ltd.	79,002,488	22,233
Pacific Andes (Holdings) Ltd. warrants 7/22/11 (a)	7,208,695	761
Pacific Andes International Holdings Ltd.	53,070,629	9,461
Pacific Andes International Holdings Ltd. warrants 6/15/11 (a)	9,600,000	75
People's Food Holdings Ltd.	46,000,000	29,847
President Rice Products PCL	100,000	770
Robert Wiseman Dairies PLC	500,000	2,725
Rocky Mountain Chocolate Factory, Inc. (e)	500,000	5,135
Samyang Genex Co. Ltd.	145,795	7,225
Select Harvests Ltd. (e)	4,500,000	14,933
Sunjin Co. Ltd. (a)(e)	219,900	10,957
Synear Food Holdings Ltd. (a)	39,000,000	6,860
United Food Holdings Ltd. (a)	22,400,000	1,226
Yutaka Foods Corp.	211,500	3,762
		498,082
Personal Products - 0.2%
American Oriental Bioengineering, Inc. (a)(d)	350,000	809
Atrium Innovations, Inc. (a)	1,300,000	21,400
CCA Industries, Inc.	273,714	1,645
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Inter Parfums, Inc.	874,995	$ 15,610
Nutraceutical International Corp. (a)(e)	1,143,504	15,860
Physicians Formula Holdings, Inc. (a)(e)	1,200,534	4,622
Sarantis SA	1,299,952	5,250
		65,196
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,452	218
TOTAL CONSUMER STAPLES		2,330,588
ENERGY - 6.4%
Energy Equipment & Services - 3.4%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	16,952
Bristow Group, Inc. (a)	1,650,017	84,959
BW Offshore Ltd. (a)	6,000,000	15,369
Cal Dive International, Inc. (a)	2,525,641	15,507
CE Franklin Ltd. (a)(e)	1,500,000	11,612
Divestco, Inc. (e)	3,586,000	913
Ensign Energy Services, Inc.	1,025,000	16,597
Farstad Shipping ASA (e)	3,250,000	97,309
Flint Energy Services Ltd. (a)(f)	450,000	8,271
Fugro NV (Certificaten Van Aandelen) unit	1,700,027	136,987
Gulfmark Offshore, Inc. Class A (a)	100,005	3,845
Hercules Offshore, Inc. (a)	3,025,000	10,013
Hornbeck Offshore Services, Inc. (a)(d)(e)	1,856,600	44,076
North American Energy Partners, Inc. (a)	10,000	120
Oil States International, Inc. (a)(e)	4,500,000	304,920
Peak Energy Services Ltd. (a)	3,000,000	2,098
Peak Energy Services Ltd. (a)(f)	13,655,286	9,548
Precision Drilling Corp. (a)	5,650,000	59,373
ProSafe ASA	7,900,000	58,806
Solstad Offshore ASA	1,310,000	27,547
Total Energy Services, Inc. (e)	2,800,000	39,996
Unit Corp. (a)(e)	3,824,994	195,840
		1,160,658
Oil, Gas & Consumable Fuels - 3.0%
Adams Resources & Energy, Inc. (e)	421,700	10,547
AOC Holdings, Inc. (a)(e)	5,825,000	34,916
Beach Energy Ltd. (d)	26,011,000	20,478
EnCana Corp.	5,000	161
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ENI SpA	15,550,000	$ 368,123
Frontier Oil Corp.	5,225,000	108,680
Great Eastern Shipping Co. Ltd.	2,850,000	19,081
Hankook Shell Oil Co. Ltd. (e)	68,000	13,480
Holly Corp.	100,000	4,907
Michang Oil Industrial Co. Ltd. (e)	173,900	7,873
National Energy Group, Inc. (a)	548,313	2,193
Pebercan, Inc. (a)	1,150,000	0
Rex American Resources Corp. (a)(e)	1,300,000	19,578
Stone Energy Corp. (a)	130,000	3,023
Sunoco, Inc.	1,800,000	76,410
Tesoro Corp. (a)	5,000,000	96,250
Tsakos Energy Navigation Ltd.	310,000	2,883
USEC, Inc. (a)(d)	1,100,000	6,105
W&T Offshore, Inc. (d)(e)	6,400,000	130,240
Western Refining, Inc. (a)	25,000	305
World Fuel Services Corp.	2,000,022	75,081
		1,000,314
TOTAL ENERGY		2,160,972
FINANCIALS - 8.9%
Capital Markets - 0.0%
GFI Group, Inc.	250,000	1,280
TradeStation Group, Inc. (a)	1,250,000	8,713
		9,993
Commercial Banks - 1.0%
Anglo Irish Bank Corp. PLC (a)	9,500,373	0
Bank of the Ozarks, Inc. (d)	250,342	10,797
Cathay General Bancorp (e)	4,125,000	71,404
Center Financial Corp. (a)(e)	2,185,331	16,062
Codorus Valley Bancorp, Inc.	90,000	914
Dimeco, Inc.	21,140	798
East West Bancorp, Inc.	4,000,000	86,840
First Bancorp, Puerto Rico (a)(d)	133,333	671
Nara Bancorp, Inc. (a)	25,000	244
National Penn Bancshares, Inc.	1,200,000	9,792
North Valley Bancorp (a)(e)	650,000	5,967
Norwood Financial Corp.	31,801	859
Oba Financial Service, Inc. (a)(d)	14,992	211
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
OmniAmerican Bancorp, Inc. (a)	20,000	$ 299
Oriental Financial Group, Inc. (e)	2,504,542	29,604
Orrstown Financial Services, Inc.	30,000	793
Pacific Premier Bancorp, Inc. (a)(e)	948,105	6,324
Popular, Inc. (a)	18,050,072	57,941
Sandy Spring Bancorp, Inc.	300,000	5,760
Sparebanken More (primary capital certificate)	92,008	3,344
Sparebanken Rogaland (primary capital certificate)	1,061,327	10,378
The First Bancorp, Inc.	9,711	143
Vestjysk Bank AS (Reg.) (a)	105,600	1,309
Wilshire Bancorp, Inc.	200,000	1,284
		321,738
Consumer Finance - 0.0%
Aeon Credit Service (Asia) Co. Ltd.	12,400,000	10,656
Nicholas Financial, Inc. (a)	200,827	2,506
		13,162
Diversified Financial Services - 0.0%
Newship Ltd. (a)	2,500	160
NICE Holdings Co. Ltd.	56,147	3,244
Nice Information Servic Co. Ltd.	180,000	4,806
Ricoh Leasing Co. Ltd.	10,000	283
		8,493
Insurance - 6.8%
AEGON NV (a)(d)	38,000,000	281,213
April Group	525,000	16,732
Assurant, Inc.	5,300,000	207,919
Axis Capital Holdings Ltd. (e)	7,925,000	281,972
Employers Holdings, Inc.	575,156	9,657
Endurance Specialty Holdings Ltd. (e)	2,600,000	120,874
FBL Financial Group, Inc. Class A	325,110	9,041
Fidelity National Financial, Inc. Class A	100,000	1,345
First Mercury Financial Corp.	462,951	7,616
Genworth Financial, Inc. Class A (a)	14,100,000	191,337
Hartford Financial Services Group, Inc.	6,250,000	173,625
HCC Insurance Holdings, Inc.	356,353	10,790
Lincoln National Corp.	7,400,000	213,416
National Interstate Corp. (e)	980,270	20,605
National Western Life Insurance Co. Class A	148,870	25,752
Protective Life Corp.	1,605,000	44,250
RenaissanceRe Holdings Ltd. (e)	3,100,000	203,422
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Symetra Financial Corp.	175,000	$ 2,315
Tower Group, Inc.	300,000	7,812
Unum Group (e)	15,900,000	396,546
Validus Holdings Ltd.	2,100,812	63,865
		2,290,104
Real Estate Investment Trusts - 0.2%
Kite Realty Group Trust	500,460	2,642
ProLogis Trust	5,000,000	74,600
VastNed Offices/Industrial NV	125,000	2,190
		79,432
Real Estate Management & Development - 0.2%
Airport Facilities Co. Ltd.	260,000	1,169
Devine Ltd.	8,500,000	2,329
Relo Holdings Corp. (e)	1,054,100	19,264
Tejon Ranch Co. (a)	936,855	24,658
		47,420
Thrifts & Mortgage Finance - 0.7%
Bank Mutual Corp.	125,000	554
Capitol Federal Financial, Inc.	1,650,000	20,114
First Financial Service Corp. (a)	102,373	470
Fox Chase Bancorp, Inc. (a)	720,000	8,849
Genworth MI Canada, Inc. (e)	5,650,000	148,714
North Central Bancshares, Inc. (e)	134,461	2,158
The PMI Group, Inc. (a)(d)(e)	12,388,300	36,050
WSB Holdings, Inc. (a)	16,329	48
		216,957
TOTAL FINANCIALS		2,987,299
HEALTH CARE - 12.2%
Biotechnology - 0.5%
Amgen, Inc. (a)	3,000,000	165,240
Vital BioTech Holdings Ltd. (a)	15,000,000	450
		165,690
Health Care Equipment & Supplies - 1.5%
Anika Therapeutics, Inc. (a)	51,934	363
Atrion Corp.	10,000	1,677
Corin Group PLC	250,000	194
Exactech, Inc. (a)	500,000	8,345
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hoshiiryou Sanki Co. Ltd. (e)	275,000	$ 7,036
Huvitz Co. Ltd. (e)	900,000	4,517
Immucor, Inc. (a)	600,000	11,862
Kinetic Concepts, Inc. (a)(e)	4,208,173	194,123
Mani, Inc.	335,000	12,407
Medical Action Industries, Inc. (a)(e)	1,634,280	13,238
Microlife Corp.	2,700,000	4,863
Nakanishi, Inc.	271,300	28,161
Prim SA (e)	1,615,000	11,165
Span-America Medical System, Inc. (e)	269,900	4,011
St. Shine Optical Co. Ltd.	600,200	7,606
Symmetry Medical, Inc. (a)	400,000	3,828
Syneron Medical Ltd. (a)(e)	3,558,700	37,793
Techno Medica Co. Ltd.	86	307
Theragenics Corp. (a)(e)	3,304,620	5,453
Top Glove Corp. Bhd	500,000	815
Utah Medical Products, Inc. (e)	438,418	11,925
Value Added Technlgies Co. Ltd.	625,000	7,255
Young Innovations, Inc. (e)	750,000	22,515
Zimmer Holdings, Inc. (a)	2,000,000	118,320
		517,779
Health Care Providers & Services - 9.1%
Advocat, Inc. (e)	573,960	3,134
Almost Family, Inc. (a)(e)	500,000	16,695
Amedisys, Inc. (a)(d)(e)	2,882,000	98,247
AMERIGROUP Corp. (a)(e)	4,980,000	260,803
AmSurg Corp. (a)(e)	2,353,000	49,578
AS One Corp.	220,000	4,701
Centene Corp. (a)	675,000	18,711
Continucare Corp. (a)	150,043	611
Corvel Corp. (a)	100,054	5,051
Coventry Health Care, Inc. (a)(e)	14,635,627	438,630
Grupo Casa Saba SA de CV sponsored ADR (a)(d)	1,263,900	23,445
Health Net, Inc. (a)	2,000,000	57,060
Healthspring, Inc. (a)(e)	5,100,000	154,989
Healthways, Inc. (a)(e)	1,747,900	20,922
Henry Schein, Inc. (a)	150,000	9,849
LHC Group, Inc. (a)(e)	1,867,500	49,676
LifePoint Hospitals, Inc. (a)	1,900,000	66,880
Lincare Holdings, Inc. (e)	13,453,537	363,918
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medica Sur SA de CV	310,000	$ 632
MEDNAX, Inc. (a)	100,000	6,615
Molina Healthcare, Inc. (a)	1,300,000	39,858
Patterson Companies, Inc.	4,300,000	142,158
Psychemedics Corp.	115,000	968
Triple-S Management Corp. (a)(e)	1,720,748	31,765
U.S. Physical Therapy, Inc. (a)	45,000	855
United Drug PLC:
(Ireland)	9,400,000	27,796
(United Kingdom)	518,887	1,510
UnitedHealth Group, Inc.	23,000,000	944,124
Universal American Financial Corp.	1,720,043	34,728
VCA Antech, Inc. (a)	500,000	11,460
Wellcare Health Plans, Inc. (a)	1,300,000	38,870
WellPoint, Inc. (a)	2,250,000	139,770
Win International Co., Ltd. (e)	778,671	6,755
		3,070,764
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (e)	271,041	1,507
Life Sciences Tools & Services - 0.2%
ICON PLC sponsored ADR (a)	2,516,602	56,045
Pharmaceuticals - 0.9%
Bukwang Pharmaceutical Co. Ltd.	60,000	691
Daewon Pharmaceutical Co. Ltd. (e)	1,290,900	7,804
DongKook Pharmaceutical Co. Ltd.	113,511	1,455
Endo Pharmaceuticals Holdings, Inc. (a)	4,400,000	146,168
Forest Laboratories, Inc. (a)	2,000,000	64,520
Fornix Biosciences NV (e)	475,022	1,629
Hanmi Holdings Co. Ltd.	87,610	2,609
Ildong Pharmaceutical Co. Ltd. (e)	501,013	17,493
Jeil Pharmaceutical Co. (e)	800,000	8,001
KunWha Pharmaceutical Co., Ltd. (e)	325,000	3,337
KV Pharmaceutical Co. Class A (a)(d)	650,000	1,047
Pacific Pharmaceutical Co. Ltd.	51,320	1,279
Recordati SpA	3,500,000	31,744
Torii Pharmaceutical Co. Ltd.	620,000	13,612
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	$ 11,377
Yuyu Pharma, Inc.	255,000	1,469
		314,235
TOTAL HEALTH CARE		4,126,020
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.6%
Alabama Aircraft Industries, Inc. (a)(e)	245,280	319
CAE, Inc. (d)	10,000,000	127,160
Magellan Aerospace Corp. (a)	550,100	2,610
Moog, Inc. Class A (a)	1,600,000	68,224
		198,313
Air Freight & Logistics - 0.3%
Air T, Inc. (e)	242,988	2,379
Dynamex, Inc. (a)	200,000	4,978
Kintetsu World Express, Inc.	500,000	13,834
Pacer International, Inc. (a)(e)	1,825,017	11,406
Sinwa Ltd. (e)	21,000,000	3,694
Yusen Logistics Co. Ltd. (e)	4,221,500	58,786
		95,077
Airlines - 0.1%
MAIR Holdings, Inc. (a)(e)	2,000,026	0
Pinnacle Airlines Corp. (a)	841,096	6,064
Republic Airways Holdings, Inc. (a)(d)(e)	3,575,000	22,952
SkyWest, Inc.	332,138	4,999
		34,015
Building Products - 0.2%
AAON, Inc.	809,991	21,813
Insteel Industries, Inc. (e)	1,454,400	16,609
Kingspan Group PLC (Ireland)	2,450,000	21,969
Kondotec, Inc. (e)	1,000,000	7,541
		67,932
Commercial Services & Supplies - 1.2%
AJIS Co. Ltd. (e)	438,500	7,266
Asia File Corp. Bhd	81,400	117
Cintas Corp.	2,875,246	80,679
Fursys, Inc. (e)	673,675	15,310
HNI Corp.	97,517	2,959
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Knoll, Inc. (e)	4,688,016	$ 78,477
M&F Worldwide Corp. (a)	10,000	241
Mitie Group PLC (d)(e)	18,500,000	64,683
Moshi Moshi Hotline, Inc.	310,000	7,459
Multi-Color Corp.	375,514	6,241
Nice e-Banking Services (e)	1,700,000	4,440
RPS Group PLC	1,400,000	4,668
Secom Techno Service Co. Ltd. (e)	1,298,000	43,156
United Stationers, Inc. (a)(e)	1,215,772	75,718
VICOM Ltd.	3,200,000	7,255
		398,669
Construction & Engineering - 0.8%
Arcadis NV	1,275,000	29,778
Aveng Ltd.	625,000	3,305
Chodai Co. Ltd.	75,000	228
Daiichi Kensetsu Corp. (e)	1,699,700	13,232
Daiwa Densetsu Corp.	10,000	22
Dongyang Engineering & Construction Corp. (e)	285,000	3,028
EMCOR Group, Inc. (a)	949,996	28,766
Granite Construction, Inc.	300,000	7,752
Hanil Construction Co. Ltd. (a)	23,810	96
Heijmans NV unit (a)	10,000	222
Imtech NV	925,000	33,957
Jacobs Engineering Group, Inc. (a)	1,250,000	64,213
Kaneshita Construction Co. Ltd.	780,000	3,193
KHD Humboldt Wedag International AG	187,804	1,864
Kier Group PLC	60,000	1,202
Koninklijke BAM Groep NV	1,800,000	11,735
Kyeryong Construction Industrial Co. Ltd. (e)	893,000	14,194
Meisei Industrial Co. Ltd.	1,100,000	3,699
Mirait Holdings Corp. (a)	2,449,940	19,431
Northwest Pipe Co. (a)	374,036	8,180
Sanyo Engineering & Construction, Inc.	1,000,000	3,460
Severfield-Rowen PLC	1,100,000	3,968
Shinnihon Corp. (d)	1,800,000	5,197
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	4,367
ShoLodge, Inc. (a)(e)	500,627	100
Sterling Construction Co., Inc. (a)	335,007	4,308
Tutor Perini Corp.	160,000	3,634
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
United Integration Services Co. Ltd.	2,000,000	$ 3,030
Vianini Lavori SpA	500,000	2,813
		278,974
Electrical Equipment - 0.6%
Aichi Electric Co. Ltd.	1,000,000	4,264
Aros Quality Group AB	477,244	4,217
AZZ, Inc. (e)	1,110,000	44,500
Canare Electric Co. Ltd.	153,700	2,228
Chiyoda Integre Co. Ltd.	530,000	8,414
Deswell Industries, Inc. (e)	891,999	2,845
Dynapack International Technology Corp.	300,000	992
Fushi Copperweld, Inc. (a)	1,025,000	9,881
FW Thorpe PLC	475,500	5,560
Graphite India Ltd.	1,828,000	3,746
Hubbell, Inc. Class B	400,000	24,496
I-Sheng Electric Wire & Cable Co. Ltd. (e)	9,600,000	16,000
Jinpan International Ltd.	151,137	1,623
Korea Electric Terminal Co. Ltd. (e)	700,000	12,158
Nexans SA (d)	375,000	30,084
PK Cables OY	250,000	5,195
Prysmian SpA	420,000	8,475
Universal Security Instruments, Inc. (a)(e)	241,255	1,993
Zumtobel AG	300,000	8,762
		195,433
Industrial Conglomerates - 1.1%
DCC PLC (Ireland) (e)	8,310,000	245,730
Reunert Ltd.	1,175,000	10,459
Seaboard Corp.	50,006	100,112
		356,301
Machinery - 1.3%
Aalberts Industries NV (e)	5,900,000	116,714
Actuant Corp. Class A	250,000	6,933
ASL Marine Holdings Ltd.	15,752,000	8,497
CKD Corp. (e)	5,525,000	53,513
Columbus McKinnon Corp. (NY Shares) (a)(e)	999,999	16,870
Foremost Income Fund (e)	2,141,103	13,324
Gencor Industries, Inc. (a)	283,103	2,231
Hardinge, Inc. (e)	606,276	5,305
Hi-P International Ltd.	20,000,000	17,355
Hurco Companies, Inc. (a)(e)	643,998	16,377
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Hwacheon Machine Tool Co. Ltd. (e)	219,900	$ 7,069
Ihara Science Corp. (e)	803,000	5,919
Inoue Kinzoku Kogyo Co. Ltd. (e)	1,082,000	7,184
Jaya Holdings Ltd. (a)(e)	74,670,000	39,985
Kyowakogyosyo Co.,Ltd.	140,000	1,322
Lincoln Electric Holdings, Inc.	96,987	6,568
NACCO Industries, Inc. Class A	331,417	33,225
Nadex Co. Ltd. (e)	650,000	2,439
Nichidai Corp.	100,000	323
Nitta Corp.	75,000	1,499
S&T Holdings Co. Ltd.	700,020	8,908
Semperit AG Holding	675,000	32,592
Takamatsu Machinery Co., Ltd.	105,000	443
Takeuchi Manufacturing Co. Ltd. (a)	270,000	3,033
Tocalo Co. Ltd.	370,000	6,807
Trifast PLC (a)(e)	8,100,000	6,097
Trinity Industrial Corp.	625,000	2,589
		423,121
Marine - 0.0%
Excel Maritime Carriers Ltd. (a)(d)	150,000	680
Tokyo Kisen Co. Ltd. (e)	1,000,000	5,446
		6,126
Professional Services - 0.8%
Boardroom Ltd.	3,000,000	1,407
Clarius Group Ltd.	4,142,382	3,096
Corporate Executive Board Co.	700,019	27,203
CRA International, Inc. (a)(e)	750,036	18,211
en-japan, Inc.	6,100	9,409
Equifax, Inc.	3,200,049	114,306
Hyder Consulting PLC	550,000	3,788
LECG Corp. (a)	639,396	1,010
Nielsen Holdings B.V. (a)	735,300	19,169
RCM Technologies, Inc. (a)(e)	1,299,917	5,941
SmartPros Ltd.	125,000	285
Stantec, Inc. (a)(e)	2,500,100	71,324
Synergie SA	135,000	3,840
Temp Holdings Co., Ltd.	325,000	2,910
VSE Corp.	161,700	4,836
		286,735
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.3%
Alps Logistics Co. Ltd. (e)	1,723,700	$ 20,601
Con-way, Inc.	375,000	12,758
Contrans Group, Inc.:
(sub. vtg.) (f)	130,000	1,312
Class A	828,500	8,359
Hamakyorex Co. Ltd.	275,000	8,409
Hutech Norin Co. Ltd. (e)	1,043,700	9,600
Japan Logistic Systems Corp.	109,000	305
Sakai Moving Service Co. Ltd. (e)	778,000	16,692
Trancom Co. Ltd. (e)	1,032,400	19,685
Universal Truckload Services, Inc. (a)	474,513	7,070
US 1 Industries, Inc. (a)(e)	1,362,000	1,975
Vitran Corp., Inc. (a)(g)	500,000	6,795
		113,561
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	460,000	13,370
Grafton Group PLC unit	6,700,017	31,369
Hanwa Co. Ltd.	3,500,000	16,886
Houston Wire & Cable Co. (e)	916,987	11,967
KS Energy Services Ltd. (a)	14,200,000	11,878
Otec Corp.	100,000	671
Parker Corp. (e)	2,400,000	6,140
Richelieu Hardware Ltd.	350,000	10,384
Senshu Electric Co. Ltd. (e)	1,080,000	13,579
Strongco Corp. (a)(e)	1,025,288	4,342
Tanaka Co. Ltd.	100,000	391
TECHNO ASSOCIE CO., LTD.	180,000	1,467
Totech Corp.	200,000	748
Uehara Sei Shoji Co. Ltd.	1,100,000	4,516
Wakita & Co. Ltd.	650,000	3,247
Yamazen Co. Ltd.	1,050,000	5,590
		136,545
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd. (e)	1,575,000	8,366
Meiko Transportation Co. Ltd.	905,000	7,277
		15,643
TOTAL INDUSTRIALS		2,606,445
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.0%
Aastra Technologies Ltd. (e)	1,125,000	$ 25,105
Bel Fuse, Inc. Class A	346,718	8,495
Black Box Corp. (e)	1,600,239	56,312
Blonder Tongue Laboratories, Inc. (a)	152,040	362
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	2,252,137	9,054
Cisco Systems, Inc. (a)	1,000,000	21,150
ClearOne Communications, Inc. (a)(e)	1,000,503	4,902
Comtech Telecommunications Corp.	650,000	18,239
Ditech Networks, Inc. (a)(e)	2,175,196	2,958
NEC Mobiling Ltd.	280,000	8,668
Nera Telecommunications Ltd.	9,000,000	2,638
NETGEAR, Inc. (a)(e)	2,300,041	79,708
Opnext, Inc. (a)	2,652,231	4,933
Optical Cable Corp. (e)	537,002	3,276
TKH Group NV unit	3,000,000	73,310
		319,110
Computers & Peripherals - 2.7%
ASUSTeK Computer, Inc.	4,500,000	40,599
Compal Electronics, Inc.	147,500,000	195,549
Logitech International SA (Reg.) (a)	7,100,000	133,029
Pinnacle Technology Holdings Ltd.	2,697,000	2,476
Rimage Corp. (a)(e)	941,192	13,393
Roland DG Corp.	210,000	3,697
Seagate Technology (a)(e)	26,500,000	371,000
Super Micro Computer, Inc. (a)(e)	2,329,810	32,792
Synaptics, Inc. (a)	5,000	142
TPV Technology Ltd.	55,000,000	34,636
Western Digital Corp. (a)	1,010,000	34,360
Xyratex Ltd. (a)(e)	2,985,090	39,791
		901,464
Electronic Equipment & Components - 4.2%
A&D Co. Ltd. (a)(e)	1,650,000	6,835
Beijer Electronics AB	40,000	1,283
CNB Technology, Inc.	110,000	634
CPI International, Inc. (a)	618,974	12,008
Delta Electronics PCL (For. Reg.)	25,000,000	23,055
DigiTech Systems Co., Ltd.	280,000	5,051
Elec & Eltek International Co. Ltd.	1,682,000	5,601
Elematec Corp. (e)	1,785,000	26,705
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Excel Co. Ltd. (e)	909,800	$ 11,439
Fabrinet (a)	55,600	1,332
Hon Hai Precision Industry Co. Ltd. (Foxconn)	102,500,000	441,202
Huan Hsin Holdings Ltd. (a)	7,200,000	1,238
Image Sensing Systems, Inc. (a)(e)	360,000	4,954
Insight Enterprises, Inc. (a)	1,600,127	22,274
Intelligent Digital Integrated Security Co., Ltd. (e)	1,001,800	14,492
INTOPS Co. Ltd. (e)	859,900	16,778
Jurong Technologies Industrial Corp. Ltd. (a)	29,873,347	0
Kingboard Chemical Holdings Ltd.	41,000,000	233,480
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	4,100,000	4,144
Kingboard Laminates Holdings Ltd.	9,000,000	8,911
KITAGAWA INDUSTRIES CO., LTD.	100,000	1,084
Mesa Laboratories, Inc. (e)	317,500	9,300
Muramoto Electronic Thailand PCL (For. Reg.)	1,700,000	16,502
Nippo Ltd. (e)	627,000	4,622
Orbotech Ltd. (a)(e)	2,449,985	34,814
Posiflex, Inc.	1,700,000	3,559
ScanSource, Inc. (a)(e)	2,000,000	72,420
SED International Holdings, Inc. (a)(e)	475,000	1,663
Shibaura Electronics Co. Ltd. (e)	709,500	13,156
Shinko Shoji Co. Ltd.	50,000	435
Sigmatron International, Inc. (a)(e)	381,880	2,772
SMART Modular Technologies (WWH), Inc. (a)(e)	6,310,000	42,656
SYNNEX Corp. (a)(e)	3,498,500	116,815
Taitron Components, Inc. Class A (sub. vtg.) (a)	359,023	467
Tomen Devices Corp.	178,100	4,730
Tomen Electronics Corp. (e)	1,492,400	25,655
Venture Corp. Ltd. (e)	23,250,000	176,120
VST Holdings Ltd. (a)(e)	73,728,000	26,856
Winland Electronics, Inc. (a)(e)	300,700	247
Wireless Telecom Group, Inc. (a)(e)	1,767,712	1,838
XAC Automation Corp. (e)	8,700,000	10,515
		1,407,642
Internet Software & Services - 1.1%
AhnLab, Inc.	200,000	3,188
Artificial Life, Inc. (a)	150,000	117
Daou Technology, Inc.	1,581,290	13,188
eBay, Inc. (a)	7,500,000	227,700
j2 Global Communications, Inc. (a)(e)	3,500,000	96,600
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Jorudan Co. Ltd.	150,000	$ 1,279
Meetic	1,000	23
Melbourne IT Ltd. (e)	7,995,000	15,536
NetGem SA	850,000	4,538
Rentabiliweb Group SA	75,000	1,016
Softbank Technology Corp. (e)	650,000	5,139
UANGEL Corp. (e)	1,200,000	4,168
United Internet AG	50,000	829
		373,321
IT Services - 3.5%
Accenture PLC Class A	400,000	20,588
ALTEN	555,000	19,299
Amdocs Ltd. (a)	8,014,400	233,540
Argo Graphics, Inc.	515,000	6,739
Calian Technologies Ltd. (e)	778,500	14,192
Computer Services, Inc.	177,300	4,876
Convergys Corp. (a)	750,000	10,680
CSE Global Ltd. (e)	40,142,000	39,539
Data#3 Ltd.	25,000	313
EOH Holdings Ltd. (e)	7,000,000	16,259
Groupe Steria SCA	1,005	29
Heartland Payment Systems, Inc. (e)	3,600,000	56,880
HIQ International AB	900,000	4,967
Indra Sistemas SA (d)(e)	15,300,000	288,003
Jack Henry & Associates, Inc.	1,800,432	53,221
Know IT AB (e)	1,625,000	18,451
ManTech International Corp. Class A (a)	125,000	5,026
Mastek Ltd. (e)	2,025,000	7,296
Matsushita Electric Works Information Systems Co. Ltd.	370,000	9,692
NCI, Inc. Class A (a)	101,476	2,131
NeuStar, Inc. Class A (a)	350,000	9,391
Patni Computer Systems Ltd. sponsored ADR (d)	1,950,000	39,059
Rolta India Ltd.	1,150,000	3,373
SAIC, Inc. (a)	1,850,000	30,655
SinoCom Software Group Ltd. (e)	70,000,000	7,811
Softcreate Co., Ltd.	30,000	397
Syntel, Inc.	375,000	20,914
The Western Union Co.	600,000	12,168
Total System Services, Inc. (e)	14,525,200	252,884
		1,188,373
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.3%
Xerox Corp.	10,000,000	$ 106,200
Semiconductors & Semiconductor Equipment - 1.0%
Alpha & Omega Semiconductor Ltd. (a)	650,000	9,191
Axell Corp. (d)(e)	905,000	23,606
Diodes, Inc. (a)(e)	3,700,253	95,245
ELMOS Semiconductor AG (a)	300,000	4,128
Gennum Corp. (e)	3,050,000	23,490
KEC Holdings Co. Ltd. (e)	1,399,999	2,219
Lasertec Corp.	335,000	4,306
Leeno Industrial, Inc.	200,000	3,063
MediaTek, Inc.	500,000	6,818
Melexis NV (e)	3,300,000	53,490
Miraial Co. Ltd.	150,000	3,883
Nextchip Co. Ltd. (e)	370,044	6,493
Novatek Microelectronics Corp.	1,500,000	4,990
Photronics, Inc. (a)	945,604	6,232
Powertech Technology, Inc.	8,600,000	32,280
Sporton International, Inc.	3,500,000	8,316
Sunplus Technology Co. Ltd. (a)	7,000,000	5,496
Telechips, Inc. (e)	1,058,800	7,592
Trio-Tech International (a)(e)	322,543	1,616
UKC Holdings Corp. (e)	1,570,000	20,065
Varitronix International Ltd. (e)	20,000,000	10,081
Y. A. C. Co., Ltd.	300,000	2,507
		335,107
Software - 2.9%
AdaptIT Holdings Ltd.	1,000,000	95
ANSYS, Inc. (a)(e)	5,100,000	267,495
ClickSoftware Technologies Ltd. (a)	50,000	367
Cybernet Systems Co. Ltd. (e)	20,500	5,492
DTS Corp.	200,000	2,434
ebix.com, Inc. (a)(d)(e)	1,800,000	40,590
Epicor Software Corp. (a)	1,739,115	18,017
Exact Holdings NV	725,000	20,927
Geodesic Ltd. (e)	4,873,000	8,512
Hudson Soft Co. Ltd.	700,000	2,584
ICSA (India) Ltd.	650,000	1,704
ICT Automatisering NV (a)(e)	874,000	6,662
IGE + XAO SA	30,000	1,045
Infomedia Ltd.	9,661,730	2,503
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
KSK Co., Ltd. (e)	466,800	$ 3,145
MICROS Systems, Inc. (a)	100,036	4,576
MicroStrategy, Inc. Class A (a)	40,000	4,254
Net 1 UEPS Technologies, Inc. (a)	550,000	6,358
NSD Co. Ltd.	250,000	2,598
Nucleus Software Exports Ltd.	1,050,000	2,368
Oracle Corp.	16,000,000	512,480
Pervasive Software, Inc. (a)	389,813	2,160
Pro-Ship, Inc.	93,800	2,059
Progress Software Corp. (a)	1,500,069	42,962
Sage Group PLC	350,000	1,654
Shanda Games Ltd. sponsored ADR (a)	300,000	1,791
Societe Pour L'Informatique Industrielle SA (e)	1,143,872	7,658
SWORD Group	325,000	10,086
Vasco Data Security International, Inc. (a)	827,966	6,268
VIC Tokai Corp.	228,500	2,032
		990,876
TOTAL INFORMATION TECHNOLOGY		5,622,093
MATERIALS - 3.8%
Chemicals - 2.3%
Aditya Birla Chemicals India Ltd. (e)	2,256,846	6,656
American Vanguard Corp. (e)	1,700,799	14,100
Aronkasei Co. Ltd.	450,000	2,127
C. Uyemura & Co. Ltd. (e)	653,800	28,675
Chase Corp. (e)	894,586	13,777
Core Molding Technologies, Inc. (a)	314,306	1,930
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	5,700,000	19,858
Deepak Nitrite Ltd. (e)	540,154	2,312
EcoGreen Fine Chemical Group Ltd. (e)	43,184,000	16,450
FMC Corp.	2,000,000	152,120
Fujikura Kasei Co., Ltd. (e)	3,065,000	22,106
Gujarat Narmada Valley Fertilizers Co. (a)	2,750,000	6,658
Gujarat State Fertilizers & Chemicals Ltd.	1,450,000	10,733
Honshu Chemical Industry Co., Ltd. (e)	763,000	5,624
Innospec, Inc. (a)(e)	1,396,271	28,093
KPC Holdings Corp.	43,478	2,194
Kpx Chemical Co. Ltd.	163,083	8,286
Miwon Commercial Co. Ltd.	20,850	2,327
Muto Seiko Co. Ltd.	150,000	1,276
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
OM Group, Inc. (a)(e)	2,269,800	$ 82,121
SK Kaken Co. Ltd.	314,000	12,433
Soda Aromatic Co. Ltd.	18,300	156
Soken Chemical & Engineer Co. Ltd. (e)	805,000	11,779
Spartech Corp. (a)	102,000	852
T&K Toka Co. Ltd. (e)	660,000	9,488
Thai Carbon Black PCL (For. Reg.)	11,500,000	12,187
Thai Rayon PCL (For. Reg.)	3,100,000	7,297
Yara International ASA	4,800,000	270,073
Yip's Chemical Holdings Ltd. (e)	33,296,000	39,972
		791,660
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	850,700	5,099
JK Cement Ltd.	150,000	409
Mitani Sekisan Co. Ltd.	1,000,100	5,422
Titan Cement Co. SA (Reg.)	575,000	12,154
		23,084
Containers & Packaging - 0.5%
Chuoh Pack Industry Co. Ltd. (e)	355,000	4,455
Kohsoku Corp. (e)	2,088,400	19,312
Silgan Holdings, Inc.	2,600,000	97,058
Starlite Holdings Ltd.	3,000,000	177
The Pack Corp. (e)	1,730,000	29,234
Vidrala SA	105,000	2,931
		153,167
Metals & Mining - 0.9%
Blue Earth Refineries, Inc.	274,309	165
Chubu Steel Plate Co. Ltd.	500,000	2,827
Compania de Minas Buenaventura SA sponsored ADR	3,000,000	123,000
Hill & Smith Holdings PLC	550,000	2,484
Horsehead Holding Corp. (a)(e)	2,650,000	33,682
Industrias Penoles SA de CV	1,750,000	58,006
Korea Steel Shapes Co. Ltd.	42,000	1,718
Orosur Mining, Inc. (a)	1,515,000	1,740
Orvana Minerals Corp. (a)	1,500,000	4,990
Pacific Metals Co. Ltd.	1,600,000	13,684
Sherritt International Corp.	900,000	7,857
Terra Nova Royalty Corp.	36,538	279
Tohoku Steel Co. Ltd. (e)	595,000	7,720
Tokyo Kohtetsu Co. Ltd.	125,000	777
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Tokyo Tekko Co. Ltd. (e)	4,600,000	$ 12,778
Universal Stainless & Alloy Products, Inc. (a)	272,681	8,726
Webco Industries, Inc. (a)	9,122	842
Yamato Kogyo Co. Ltd.	258,000	7,758
		289,033
Paper & Forest Products - 0.0%
Gunns Ltd. (a)	750,000	430
Stella-Jones, Inc.	35,000	1,207
Stella-Jones, Inc.	165,000	5,688
		7,325
TOTAL MATERIALS		1,264,269
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc. (e)	1,338,800	50,004
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	209	463
SK Telecom Co. Ltd. sponsored ADR	1,875,000	32,438
		32,901
TOTAL TELECOMMUNICATION SERVICES		82,905
UTILITIES - 0.1%
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,600,000	4,483
Keiyo Gas Co. Ltd.	606,000	2,584
KyungDong City Gas Co. Ltd.	139,700	5,289
Otaki Gas Co. Ltd.	725,000	3,621
UGI Corp.	200,000	6,270
		22,247
Independent Power Producers & Energy Traders - 0.0%
Drax Group PLC	50,000	311
Mega First Corp. Bhd (e)	22,662,000	12,658
		12,969
TOTAL UTILITIES		35,216
TOTAL COMMON STOCKS (Cost $19,544,736)		29,443,622
Preferred Stocks - 0.5%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.3%
Johnson Controls, Inc. 11.50%	500,000	$ 94,425
Automobiles - 0.2%
General Motors Co. 4.75%	1,000,000	54,310
TOTAL CONSUMER DISCRETIONARY		148,735
FINANCIALS - 0.0%
Commercial Banks - 0.0%
East West Bancorp, Inc. Series A, 8.00%	3,195	4,936
TOTAL CONVERTIBLE PREFERRED STOCKS		153,671
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Hite Holdings Co. Ltd.	48,534	533
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,289
TOTAL CONSUMER STAPLES		1,822
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Pacific Pharmaceutical Co. Ltd.	14,370	381
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,250,000	9,352
TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,555
TOTAL PREFERRED STOCKS (Cost $88,642)		165,226
Convertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14	$ 37,150	$ 33,279
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	8,170	17,034
TOTAL CONVERTIBLE BONDS (Cost $42,821)		50,313
Money Market Funds - 13.3%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	4,102,075,440	4,102,075
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	370,930,587	370,931
TOTAL MONEY MARKET FUNDS (Cost $4,473,006)		4,473,006
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $24,149,205)		34,132,167
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(408,734)
NET ASSETS - 100%		$ 33,723,433
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,131,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,795,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Vitran Corp., Inc.	9/17/09	$ 4,534
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,654
Fidelity Securities Lending Cash Central Fund	3,000
Total	$ 6,654
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 8,152	$ -	$ -	$ -	$ 6,835
Aalberts Industries NV	70,048	23,336	-	-	116,714
Aastra Technologies Ltd.	6,692	16,621	-	109	25,105
Abbey PLC	20,393	-	-	235	23,971
Abercrombie & Fitch Co. Class A	329,874	-	47,571	3,050	403,280
Adams Resources & Energy, Inc.	8,856	-	-	228	10,547
Aditya Birla Chemicals India Ltd.	2,313	3,543	-	-	6,656
Advocat, Inc.	2,662	41	-	62	3,134
Aeropostale, Inc.	67,521	49,169	-	-	107,334
Air T, Inc.	2,457	-	-	-	2,379
AJIS Co. Ltd.	6,926	-	-	-	7,266
Alabama Aircraft Industries, Inc.	289	-	-	-	319
Almost Family, Inc.	4,205	9,090	-	-	16,695
Alps Logistics Co. Ltd.	17,651	-	-	333	20,601
Ambassadors Group, Inc.	6,158	4,594	-	97	10,488
Amedisys, Inc.	75,024	675	-	-	98,247
American HomePatient, Inc.	$ 677	$ -	$ 688	$ -	$ -
American Vanguard Corp.	10,688	3,579	468	30	14,100
AMERIGROUP Corp.	178,334	-	265	-	260,803
AmSurg Corp.	43,107	-	-	-	49,578
ANSYS, Inc.	229,245	-	-	-	267,495
AOC Holdings, Inc.	27,634	-	-	-	34,916
Arctic Cat, Inc.	12,143	-	3,161	-	16,020
ARK Restaurants Corp.	4,517	-	-	174	5,058
Arrhythmia Research Technology, Inc.	1,355	-	-	16	1,507
Arts Optical International Holdings Ltd.	9,443	902	-	170	9,869
ASTI Corp.	5,355	-	-	93	5,229
Atlantic Tele-Network, Inc.	59,858	-	-	589	50,004
Axell Corp.	19,661	7,238	-	521	23,606
Axis Capital Holdings Ltd.	247,022	-	-	3,487	281,972
AZZ, Inc.	48,318	-	-	278	44,500
Barratt Developments PLC	126,805	-	-	-	123,978
Basic Energy Services, Inc.	24,362	-	22,288	-	-
Belc Co. Ltd.	21,168	-	-	322	24,931
Belluna Co. Ltd.	24,489	-	-	422	30,819
Bellway PLC	68,394	-	-	795	73,821
Benihana, Inc.	4,400	-	-	-	5,356
Benihana, Inc. Class A (sub. vtg.)	3,452	-	-	-	4,499
Black Box Corp.	60,302	-	13,189	210	56,312
Blyth, Inc.	35,156	-	-	978	29,885
BMTC Group, Inc. Class A (sub. vtg.)	122,011	-	-	1,188	128,205
Brinker International, Inc.	161,255	-	26,567	2,871	211,770
C. Uyemura & Co. Ltd.	27,497	957	-	-	28,675
Calian Technologies Ltd.	13,632	-	-	283	14,192
Career Education Corp.	112,378	3,089	1,349	-	105,468
Cascade Corp.	37,301	1,556	47,508	175	-
Cathay General Bancorp	48,510	-	-	83	71,404
CE Franklin Ltd.	9,036	187	-	-	11,612
CEC Entertainment, Inc.	$ 75,539	$ -	$ 6,642	$ -	$ 73,900
Center Financial Corp.	11,223	70	-	-	16,062
Chase Corp.	11,995	624	-	302	13,777
Chime Communications PLC	11,617	634	-	129	19,136
Chuoh Pack Industry Co. Ltd.	1,816	1,352	-	45	4,455
CKD Corp.	36,338	201	-	364	53,513
ClearOne Communications, Inc.	3,032	-	-	-	4,902
Clip Corp.	2,676	-	-	-	3,409
Columbus McKinnon Corp. (NY Shares)	19,504	655	5,658	-	16,870
Cosmos Pharmaceutical Corp.	46,118	2,286	-	-	76,389
Coventry Health Care, Inc.	289,015	1,339	-	-	438,630
CRA International, Inc.	12,492	1,628	-	-	18,211
Craftmade International, Inc.	3,278	-	-	-	2,679
Create SD Holdings Co. Ltd.	42,372	1,586	-	-	46,288
CSE Global Ltd.	28,135	249	-	-	39,539
Cybernet Systems Co. Ltd.	6,540	-	-	29	5,492
D.R. Horton, Inc.	267,786	-	3,879	1,823	297,360
Daewon Pharmaceutical Co. Ltd.	6,931	-	-	170	7,804
Daiichi Kensetsu Corp.	13,283	466	-	-	13,232
DCC PLC (Ireland)	204,161	-	-	2,926	245,730
Deepak Fertilisers and Petrochemicals Corp. Ltd.	16,440	1,911	-	-	19,858
Deepak Nitrite Ltd.	1,525	824	-	-	2,312
Delta Apparel, Inc.	12,587	-	-	-	10,968
Deswell Industries, Inc.	3,327	-	-	-	2,845
Diodes, Inc.	65,420	-	-	-	95,245
Ditech Networks, Inc.	2,684	-	29	-	2,958
Divestco, Inc.	3,349	-	-	4	913
Dongyang Engineering & Construction Corp.	2,068	793	-	99	3,028
Dorel Industries, Inc. Class B (sub. vtg.)	75,260	34,704	-	638	-
ebix.com, Inc.	29,234	846	-	-	40,590
EcoGreen Fine Chemical Group Ltd.	$ 11,445	$ 482	$ -	$ 49	$ 16,450
Educational Development Corp.	2,074	-	-	104	2,631
Elematec Corp.	19,478	1,656	-	277	26,705
ELMOS Semiconductor AG	12,533	-	10,098	-	-
Endurance Specialty Holdings Ltd.	100,334	-	-	1,300	120,874
EOH Holdings Ltd.	5,112	7,472	-	260	16,259
Exactech, Inc.	11,046	321	3,838	-	-
Excel Co. Ltd.	10,590	-	-	151	11,439
Farstad Shipping ASA	67,630	15,763	-	-	97,309
Federal Screw Works	443	-	-	-	525
First Juken Co. Ltd.	6,017	5,394	-	106	13,902
Folli Follie Group	43,160	7,538	-	264	67,159
Food Empire Holdings Ltd.	13,226	-	-	-	20,677
Foremost Income Fund	12,081	-	-	356	13,324
Fornix Biosciences NV	2,817	-	-	1,740	1,629
Fossil, Inc.	261,360	-	36,834	-	426,300
Fresh Del Monte Produce, Inc.	132,540	-	-	318	168,219
Fujikura Kasei Co., Ltd.	17,754	1,085	-	223	22,106
Fursys, Inc.	15,635	1,883	-	360	15,310
Fyffes PLC (Ireland)	15,484	-	-	236	17,619
Gennum Corp.	18,864	2,248	-	81	23,490
Genworth MI Canada, Inc.	148,054	-	4,146	2,311	148,714
Geodesic Ltd.	7,122	3,044	-	82	8,512
Gildan Activewear, Inc.	353,855	-	13,808	-	323,374
Glentel, Inc.	15,891	-	-	508	27,937
Goodfellow, Inc.	9,204	-	-	214	10,444
Group 1 Automotive, Inc.	49,896	-	42,124	180	-
Gulliver International Co. Ltd.	49,176	-	-	341	43,129
Halows Co. Ltd.	9,822	1,369	-	-	13,234
Hampshire Group Ltd.	4,186	-	-	-	3,496
Handsome Co. Ltd.	33,677	-	-	427	41,550
Hankook Shell Oil Co. Ltd.	10,387	-	303	943	13,480
Hardinge, Inc.	5,129	-	-	6	5,305
Health Net, Inc.	153,075	-	121,354	-	-
Healthspring, Inc.	90,240	5,543	-	-	154,989
Healthways, Inc.	24,432	398	-	-	20,922
Heartland Payment Systems, Inc.	$ 41,817	$ 14,790	$ 819	$ 63	$ 56,880
Helen of Troy Ltd.	67,807	455	-	-	80,000
Henry Boot PLC	15,208	-	-	231	18,205
Holidaybreak PLC	3,256	15,366	-	-	23,124
Honeys Co. Ltd.	31,038	-	3,002	184	20,967
Honshu Chemical Industry Co., Ltd.	3,645	435	-	46	5,624
Hornbeck Offshore Services, Inc.	22,299	10,379	-	-	44,076
Horsehead Holding Corp.	20,299	-	-	-	33,682
Hoshiiryou Sanki Co. Ltd.	5,419	767	-	56	7,036
Houston Wire & Cable Co.	10,358	773	-	146	11,967
HTL International Holdings Ltd.	13,084	-	-	447	14,837
Hurco Companies, Inc.	10,858	-	-	-	16,377
Hutech Norin Co. Ltd.	8,828	-	-	115	9,600
Huvitz Co. Ltd.	-	3,876	-	22	4,517
Hwacheon Machine Tool Co. Ltd.	6,805	-	-	136	7,069
I-Sheng Electric Wire & Cable Co. Ltd.	5,447	10,625	-	-	16,000
ICT Automatisering NV	4,729	-	-	-	6,662
Ihara Science Corp.	4,876	1,323	-	-	5,919
Ildong Pharmaceutical Co. Ltd.	15,483	-	-	-	17,493
Image Sensing Systems, Inc.	4,214	123	-	-	4,954
Indra Sistemas SA	169,160	86,441	-	-	288,003
Innospec, Inc.	22,275	-	12,733	-	28,093
Inoue Kinzoku Kogyo Co. Ltd.	3,731	-	-	30	7,184
Insteel Industries, Inc.	9,458	3,818	-	84	16,609
Intage, Inc.	20,265	-	-	-	23,200
Intelligent Digital Integrated Security Co., Ltd.	12,610	12	-	146	14,492
Inter Parfums, Inc.	32,283	-	17,959	185	-
INTOPS Co. Ltd.	14,650	-	-	162	16,778
INZI Controls Co. Ltd.	5,524	-	-	111	7,283
Isewan Terminal Service Co. Ltd.	6,779	-	-	174	8,366
j2 Global Communications, Inc.	88,563	998	8,485	-	96,600
Jack in the Box, Inc.	$ 135,518	$ -	$ -	$ -	$ 144,124
Jackson Hewitt Tax Service, Inc.	2,409	-	-	-	3,385
JAKKS Pacific, Inc.	44,076	-	-	-	48,293
Jaya Holdings Ltd.	33,957	2,179	-	-	39,985
Jeil Pharmaceutical Co.	7,004	1,417	-	58	8,001
JLM Couture, Inc.	296	-	-	-	280
Jos. A. Bank Clothiers, Inc.	107,091	-	-	-	116,973
Jumbo SA	59,628	2,032	-	1,671	54,457
KEC Holdings Co. Ltd.	2,285	-	-	26	2,219
Kinetic Concepts, Inc.	94,288	54,204	-	-	194,123
Knoll, Inc.	65,717	53	-	375	78,477
Know IT AB	7,144	6,627	-	-	18,451
Kohsoku Corp.	14,225	3,216	-	183	19,312
Kondotec, Inc.	6,908	-	-	144	7,541
Korea Electric Terminal Co. Ltd.	11,541	-	-	102	12,158
KSK Co., Ltd.	3,420	241	-	-	3,145
KunWha Pharmaceutical Co., Ltd.	3,325	-	-	142	3,337
Kyeryong Construction Industrial Co. Ltd.	10,684	-	-	261	14,194
Kyoto Kimono Yuzen Co. Ltd.	10,797	1,438	-	146	13,660
LHC Group, Inc.	7,817	38,639	-	-	49,676
LifePoint Hospitals, Inc.	95,821	-	43,191	-	-
Lincare Holdings, Inc.	319,656	-	-	5,381	363,918
M/I Homes, Inc.	19,026	-	-	-	26,438
MAIR Holdings, Inc.	0	-	-	-	0
MarineMax, Inc.	10,833	-	-	-	12,885
Maruzen Co., Ltd.	7,313	1,317	-	131	10,217
Mastek Ltd.	11,403	-	-	55	7,296
McCormick & Schmick's Seafood Restaurants	8,613	-	5,885	-	-
Medical Action Industries, Inc.	22,390	-	-	-	13,238
Mega First Corp. Bhd	9,001	3,130	-	93	12,658
Melbourne IT Ltd.	3,932	11,053	-	160	15,536
Melexis NV	41,290	-	-	1,172	53,490
Mesa Laboratories, Inc.	7,604	-	-	73	9,300
Metro, Inc. Class A (sub. vtg.)	467,028	-	-	3,050	472,023
Michang Oil Industrial Co. Ltd.	$ 6,785	$ -	$ -	$ 292	$ 7,873
Miller Industries, Inc.	8,290	-	8,891	-	-
Mitie Group PLC	49,777	10,453	-	1,197	64,683
Molina Healthcare, Inc.	38,753	-	-	-	-
Monarch Casino & Resort, Inc.	13,845	-	-	-	14,092
Motonic Corp.	24,887	-	-	722	22,660
Movado Group, Inc.	20,499	-	4,922	-	21,615
Mr. Bricolage SA	8,777	2,508	-	-	11,325
Murakami Corp.	8,302	-	-	46	12,647
Nadex Co. Ltd.	2,444	198	-	36	2,439
National Interstate Corp.	21,055	1,139	477	154	20,605
NBTY, Inc.	247,896	-	252,599	-	-
NETGEAR, Inc.	84,824	-	42,498	-	79,708
New Frontier Media, Inc.	3,178	-	-	-	3,860
Next PLC	380,200	104,102	5,143	4,754	455,971
Nextchip Co. Ltd.	1,841	3,924	-	50	6,493
Nice e-Banking Services	-	4,736	-	97	4,440
Nice Information Servic Co. Ltd.	4,677	675	-	105	-
Nippo Ltd.	2,624	1,288	-	-	4,622
Nishimatsuya Chain Co. Ltd.	64,948	31	-	681	62,399
NN, Inc.	6,597	-	10,753	-	-
North Central Bancshares, Inc.	2,185	-	-	3	2,158
North Valley Bancorp	5,890	146	-	-	5,967
Nutraceutical International Corp.	18,010	-	-	-	15,860
Oil States International, Inc.	228,970	-	30,937	-	304,920
OM Group, Inc.	61,285	-	-	-	82,121
Optical Cable Corp.	1,606	-	-	5	3,276
Orbotech Ltd.	26,999	-	-	-	34,814
Oriental Financial Group, Inc.	19,541	-	-	203	29,604
Oriental Watch Holdings Ltd.	6,142	-	11,695	192	-
P&F Industries, Inc. Class A	776	-	-	-	1,350
Pacer International, Inc.	15,038	-	-	-	11,406
Pacific Premier Bancorp, Inc.	$ 4,077	$ -	$ -	$ -	$ 6,324
Pal Co. Ltd.	32,398	-	-	-	27,856
Papa John's International, Inc.	69,657	-	-	-	78,924
Parker Corp.	4,443	-	-	40	6,140
PetMed Express, Inc.	38,680	-	-	606	36,595
Physicians Formula Holdings, Inc.	4,046	-	-	-	4,622
Piolax, Inc.	19,150	198	-	167	22,998
Plenus Co. Ltd.	45,705	-	6,545	812	41,362
Prim SA	13,450	-	-	93	11,165
Progress Software Corp.	65,788	-	47,810	-	-
RCM Technologies, Inc.	6,669	-	-	-	5,941
Red Robin Gourmet Burgers, Inc.	32,713	-	20,305	-	-
Relo Holdings Corp.	12,676	3,527	-	-	19,264
RenaissanceRe Holdings Ltd.	177,382	-	-	1,550	203,422
Republic Airways Holdings, Inc.	15,625	8,391	-	-	22,952
ResCare, Inc.	17,072	-	23,035	-	-
Rex American Resources Corp.	20,994	-	135	-	19,578
Rimage Corp.	15,859	155	145	-	13,393
Rocky Brands, Inc.	5,898	-	-	-	8,140
Rocky Mountain Chocolate Factory, Inc.	4,740	-	-	100	5,135
Ross Stores, Inc.	329,125	-	-	2,000	407,500
Ruby Tuesday, Inc.	65,122	-	-	-	85,895
Ruth's Hospitality Group, Inc.	9,483	-	-	-	10,938
Sakai Moving Service Co. Ltd.	16,519	-	-	215	16,692
Samsung Climate Control Co. Ltd.	2,746	-	-	10	3,270
Sanei-International Co. Ltd.	16,054	-	-	344	15,549
ScanSource, Inc.	58,277	691	4,441	-	72,420
Seagate Technology	188,250	143,209	-	-	371,000
Secom Techno Service Co. Ltd.	38,974	-	-	-	43,156
SED International Holdings, Inc.	1,235	-	-	-	1,663
Select Harvests Ltd.	5,762	8,256	-	180	14,933
Senshu Electric Co. Ltd.	$ 10,634	$ -	$ -	$ 123	$ 13,579
Shibaura Electronics Co. Ltd.	11,355	48	-	-	13,156
Shinsegae Engineering & Construction Co. Ltd.	3,244	-	-	115	4,367
ShoLodge, Inc.	75	-	-	-	100
Sigmatron International, Inc.	2,032	-	-	-	2,772
SinoCom Software Group Ltd.	10,378	397	211	-	7,811
Sinwa Ltd.	2,206	1,546	-	-	3,694
SJM Co. Ltd.	3,974	-	-	-	4,236
SJM Holdings Co. Ltd.	2,069	2,160	-	137	5,071
SMART Modular Technologies (WWH), Inc.	33,544	689	-	-	42,656
Societe Pour L'Informatique Industrielle SA	4,740	1,683	-	63	7,658
Softbank Technology Corp.	4,932	78	-	-	5,139
Soken Chemical & Engineer Co. Ltd.	13,022	-	-	-	11,779
Sonic Corp.	53,821	385	-	-	59,103
Span-America Medical System, Inc.	4,253	241	-	54	4,011
Spectrum Control, Inc.	14,224	-	12,765	-	-
Sportscene Group, Inc. Class A	4,669	-	-	102	5,194
Stanley Furniture Co., Inc.	3,736	943	-	-	5,352
Stantec, Inc.	61,824	-	3,490	-	71,324
Steiner Leisure Ltd.	70,142	-	-	-	73,128
Step Co. Ltd.	4,801	458	-	179	6,069
Strattec Security Corp.	7,140	-	219	411	10,829
Strongco Corp.	2,766	641	-	-	4,342
Sun Hing Vision Group Holdings Ltd.	10,170	-	-	579	10,562
Sunjin Co. Ltd.	6,926	-	-	-	10,957
Super Micro Computer, Inc.	33,642	-	-	-	32,792
Swift Energy Co.	90,765	-	132,605	-	-
Syneron Medical Ltd.	32,847	-	-	-	37,793
SYNNEX Corp.	91,216	1,256	-	-	116,815
T&K Toka Co. Ltd.	4,418	4,196	-	62	9,488
Teems, Inc.	$ -	$ 167	$ -	$ -	$ 4,406
Tejon Ranch Co.	21,746	-	185	-	-
Telechips, Inc.	6,867	7	-	62	7,592
The Men's Wearhouse, Inc.	58,380	11,412	28,722	558	-
The Pack Corp.	30,723	1,937	-	388	29,234
The PMI Group, Inc.	38,775	-	-	-	36,050
Theragenics Corp.	3,999	-	-	-	5,453
Tohoku Steel Co. Ltd.	5,645	-	-	59	7,720
Token Corp.	16,672	12,379	-	-	39,839
Tokyo Kisen Co. Ltd.	4,432	-	-	-	5,446
Tokyo Tekko Co. Ltd.	11,231	-	-	102	12,778
Tomen Electronics Corp.	17,596	-	-	247	25,655
Total Energy Services, Inc.	23,153	-	-	165	39,996
Total System Services, Inc.	196,076	19,574	-	2,034	252,884
Tow Co. Ltd.	6,368	-	-	220	7,197
Trancom Co. Ltd.	18,755	-	-	-	19,685
Trifast PLC	4,243	-	325	-	6,097
Trio-Tech International	1,293	-	-	-	1,616
Triple-S Management Corp.	24,729	7,726	-	-	31,765
Tuesday Morning Corp.	15,771	68	-	-	17,976
Tungtex Holdings Co. Ltd.	4,050	-	-	333	4,317
Twin Disc, Inc.	7,599	-	8,644	41	-
UANGEL Corp.	4,860	-	-	131	4,168
UKC Holdings Corp.	12,576	6,391	-	-	20,065
Uni-Select, Inc.	53,679	-	-	385	55,651
Unit Corp.	147,242	7,753	-	-	195,840
United Stationers, Inc.	65,834	-	-	-	75,718
Universal Security Instruments, Inc.	1,375	-	-	-	1,993
Universal Stainless & Alloy Products, Inc.	9,689	-	4,428	-	-
Unum Group	363,979	-	1,107	2,942	396,546
Up, Inc.	4,578	-	107	-	5,208
US 1 Industries, Inc.	1,262	112	-	-	1,975
USEC, Inc.	47,558	-	40,111	-	-
USS Co. Ltd.	150,419	-	-	2,010	160,331
Utah Medical Products, Inc.	11,436	-	616	533	11,925
Varitronix International Ltd.	9,992	-	6,239	229	10,081
Venture Corp. Ltd.	$ 156,436	$ -	$ -	$ -	$ 176,120
VST Holdings Ltd.	12,771	8,746	-	-	26,856
W&T Offshore, Inc.	58,714	381	-	4,736	130,240
Whanin Pharmaceutical Co. Ltd.	10,851	-	-	679	11,377
Win International Co., Ltd.	4,260	1,166	-	-	6,755
Winland Electronics, Inc.	257	-	31	-	247
Wireless Telecom Group, Inc.	1,308	-	-	-	1,838
Workman Co. Ltd.	21,548	1,090	-	-	29,001
XAC Automation Corp.	6,242	4,246	569	-	10,515
Xyratex Ltd.	37,671	2,054	1,052	-	39,791
YBM Sisa.com, Inc.	4,519	1,146	-	360	5,929
Yip's Chemical Holdings Ltd.	34,407	-	911	1,400	39,972
Young Innovations, Inc.	21,121	-	1,256	854	22,515
Youngone Holdings Co. Ltd.	19,584	1,501	-	295	28,731
Yusen Logistics Co. Ltd.	62,425	-	-	420	58,786
Yutaka Giken Co. Ltd.	29,626	2,632	-	227	44,910
Total	$ 13,018,145	$ 903,504	$ 1,217,765	$ 85,615	$ 14,630,952
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,376,550	$ 8,376,184	$ 86	$ 280
Consumer Staples	2,332,410	2,321,453	-	10,957
Energy	2,160,972	1,792,849	368,123	-
Financials	2,992,235	2,710,862	281,213	160
Health Care	4,126,401	4,126,401	-	-
Industrials	2,606,445	2,593,121	-	13,324
Information Technology	5,622,093	5,622,093	-	-
Materials	1,273,621	1,271,294	-	2,327
Telecommunication Services	82,905	82,905	-	-
Utilities	35,216	35,216	-	-
Corporate Bonds	50,313	-	50,313	-
Money Market Funds	4,473,006	4,473,006	-	-
Total Investments in Securities:	$ 34,132,167	$ 33,405,384	$ 699,735	$ 27,048
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 157
Total Realized Gain (Loss)	(25,666)
Total Unrealized Gain (Loss)	31,659
Cost of Purchases	-
Proceeds of Sales	(8)
Amortization/Accretion	-
Transfers in to Level 3	20,906
Transfers out of Level 3	-
Ending Balance	$ 27,048
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 5,986

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	61.1%
Japan	6.8%
Canada	6.5%
Bermuda	3.0%
Ireland	2.6%
United Kingdom	2.5%
Netherlands	2.4%
Taiwan	2.3%
Cayman Islands	1.6%
Korea (South)	1.2%
Italy	1.2%
Norway	1.2%
Singapore	1.0%
Others (Individually Less Than 1%)	6.6%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $276,481,000 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2011

Assets
Investment in securities, at value (including securities loaned of $359,347) - See accompanying schedule: Unaffiliated issuers (cost $9,714,848)	$ 15,028,209
Fidelity Central Funds (cost $4,473,006)	4,473,006
Other affiliated issuers (cost $9,961,351)	14,630,952
Total Investments (cost $24,149,205)		$ 34,132,167
Foreign currency held at value (cost $868)		868
Receivable for investments sold		28,445
Receivable for fund shares sold		41,677
Dividends receivable		20,125
Interest receivable		459
Distributions receivable from Fidelity Central Funds		805
Prepaid expenses		75
Other receivables		1,252
Total assets		34,225,873

Liabilities
Payable for investments purchased	$ 69,614
Payable for fund shares redeemed	38,789
Accrued management fee	17,124
Other affiliated payables	4,354
Other payables and accrued expenses	1,628
Collateral on securities loaned, at value	370,931
Total liabilities		502,440

Net Assets		$ 33,723,433
Net Assets consist of:
Paid in capital		$ 23,187,139
Distributions in excess of net investment income		(24,555)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		577,948
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,982,901
Net Assets		$ 33,723,433

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2011

Low-Priced Stock: Net Asset Value, offering price and redemption price per share ($27,383,452 ÷ 704,178 shares)	$ 38.89

Class K: Net Asset Value, offering price and redemption price per share ($6,339,981 ÷ 163,104 shares)	$ 38.87

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2011

Investment Income
Dividends (including $85,615 earned from other affiliated issuers)		$ 181,302
Interest		997
Income from Fidelity Central Funds		6,654
Total income		188,953

Expenses
Management fee Basic fee	$ 94,293
Performance adjustment	10,575
Transfer agent fees	24,947
Accounting and security lending fees	1,050
Custodian fees and expenses	2,008
Independent trustees' compensation	87
Appreciation in deferred trustee compensation account	1
Registration fees	178
Audit	106
Legal	97
Miscellaneous	151
Total expenses before reductions	133,493
Expense reductions	(534)	132,959
Net investment income (loss)		55,994
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	572,448
Other affiliated issuers	319,192
Foreign currency transactions	547
Total net realized gain (loss)		892,187
Change in net unrealized appreciation (depreciation) on: Investment securities	4,205,258
Assets and liabilities in foreign currencies	50
Total change in net unrealized appreciation (depreciation)		4,205,308
Net gain (loss)		5,097,495
Net increase (decrease) in net assets resulting from operations		$ 5,153,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,994	$ 62,300
Net realized gain (loss)	892,187	597,601
Change in net unrealized appreciation (depreciation)	4,205,308	3,667,557
Net increase (decrease) in net assets resulting from operations	5,153,489	4,327,458
Distributions to shareholders from net investment income	(140,567)	(107,927)
Distributions to shareholders from net realized gain	(6,923)	(68,658)
Total distributions	(147,490)	(176,585)
Share transactions - net increase (decrease)	(178,659)	669,658
Redemption fees	1,455	3,263
Total increase (decrease) in net assets	4,828,795	4,823,794

Net Assets
Beginning of period	28,894,638	24,070,844
End of period (including distributions in excess of net investment income of $24,555 and undistributed net investment income of $60,018, respectively)	$ 33,723,433	$ 28,894,638

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Low-Priced Stock

	Six months ended	Years ended July 31,
	January 31, 2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 33.07	$ 28.20	$ 37.19	$ 45.38	$ 42.40	$ 42.68
Income from Investment Operations
Net investment income (loss) D	.06	.07	.17	.28	.60 G	.31
Net realized and unrealized gain (loss)	5.92	5.00	(4.88)	(4.72)	6.49	2.29
Total from investment operations	5.98	5.07	(4.71)	(4.44)	7.09	2.60
Distributions from net investment income	(.15)	(.12)	(.17)	(.57)	(.33)	(.26)
Distributions from net realized gain	(.01)	(.08)	(4.11)	(3.18)	(3.78)	(2.62)
Total distributions	(.16)	(.20)	(4.28)	(3.75)	(4.11)	(2.88)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 38.89	$ 33.07	$ 28.20	$ 37.19	$ 45.38	$ 42.40
Total Return B,C	18.12%	18.06%	(13.90)%	(10.50)%	18.22%	6.38%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	.99%	.99%	.99%	.97%	.88%
Expenses net of fee waivers, if any	.89% A	.99%	.99%	.99%	.97%	.88%
Expenses net of all reductions	.88% A	.99%	.98%	.98%	.96%	.87%
Net investment income (loss)	.34% A	.21%	.67%	.68%	1.36% G	.72%
Supplemental Data
Net assets, end of period (in millions)	$ 27,383	$ 24,538	$ 21,792	$ 29,044	$ 38,968	$ 35,818
Portfolio turnover rate F	18% A	20%	31%	36%	11%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.28 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended	Years ended July 31,
	January 31, 2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 33.11	$ 28.22	$ 37.20	$ 40.45
Income from Investment Operations
Net investment income (loss) D	.08	.11	.20	.08
Net realized and unrealized gain (loss)	5.91	5.01	(4.86)	(3.33)
Total from investment operations	5.99	5.12	(4.66)	(3.25)
Distributions from net investment income	(.23)	(.15)	(.21)	-
Distributions from net realized gain	(.01)	(.08)	(4.11)	-
Total distributions	(.23) J	(.23)	(4.32)	-
Redemption fees added to paid in capitalD,I	-	-	-	-
Net asset value, end of period	$ 38.87	$ 33.11	$ 28.22	$ 37.20
Total Return B,C	18.18%	18.23%	(13.74)%	(8.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.75% A	.85%	.81%	.88% A
Expenses net of fee waivers, if any	.75% A	.85%	.81%	.88% A
Expenses net of all reductions	.75% A	.85%	.81%	.88% A
Net investment income (loss)	.47% A	.35%	.84%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,339,981	$ 4,356,602	$ 2,278,591	$ 92
Portfolio turnover rate F	18% A	20%	31%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,714,154
Gross unrealized depreciation	(1,733,186)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,980,968

Tax cost	$ 24,151,199

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,424,779 and $3,617,524, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Low-Priced Stock	$ 23,548.18
Class K	1,399.05
	$ 24,947

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $93 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $55 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,252. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,000, including $33 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $531 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Low-Priced Stock	$ 106,681	$ 95,170
Class K	33,886	12,757
Total	$ 140,567	$ 107,927
From net realized gain
Low-Priced Stock	$ 5,786	$ 61,899
Class K	1,137	6,759
Total	$ 6,923	$ 68,658

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010 A	Six months ended January 31, 2011	Year ended July 31, 2010 A
Low-Priced Stock
Shares sold	71,540	141,793	$ 2,610,373	$ 4,563,941
Conversion to Class K	-	(1,382)	-	(39,745)
Reinvestment of distributions	3,037	5,011	107,626	151,389
Shares redeemed	(112,438)	(176,083)	(3,992,016)	(5,653,239)
Net increase (decrease)	(37,861)	(30,661)	$ (1,274,017)	$ (977,654)
Class K
Shares sold	49,672	68,470	$ 1,754,125	$ 2,218,919
Conversion from Low-Priced Stock	-	1,381	-	39,745
Reinvestment of distributions	997	646	35,023	19,516
Shares redeemed	(19,159)	(19,645)	(693,790)	(630,868)
Net increase (decrease)	31,510	50,852	$ 1,095,358	$ 1,647,312

A Conversion transactions for Class K and Low-Priced Stock are presented for the period August 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 17, 2011

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Management
(Hong Kong) Limited

Fidelity Research & Management
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LPS-USAN-0311
1.789287.108

Fidelity®

Low-Priced Stock Fund -
Class K

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Low-Priced Stock	.89%
Actual		$ 1,000.00	$ 1,181.20	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53
Class K	.75%
Actual		$ 1,000.00	$ 1,181.80	$ 4.12
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	2.8	2.9
Oracle Corp.	1.5	1.4
Metro, Inc. Class A (sub. vtg.)	1.4	1.6
Next PLC	1.4	1.3
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1.3	1.1
Coventry Health Care, Inc.	1.3	1.0
Fossil, Inc.	1.3	0.9
Ross Stores, Inc.	1.2	1.2
Abercrombie & Fitch Co. Class A	1.2	1.2
Unum Group	1.2	1.3
	14.6
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.9	24.6
Information Technology	16.7	15.1
Health Care	12.2	12.2
Financials	8.9	9.2
Industrials	7.7	8.3
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Stocks 87.3%		Stocks 88.6%
	Convertible Securities 0.6%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 12.1%		Short-Term Investments and Net Other Assets 10.8%
* Foreign investments	38.9%	** Foreign investments	37.2%

Semiannual Report

Investments January 31, 2011

Showing Percentage of Net Assets

Common Stocks - 87.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.4%
Auto Components - 1.6%
ASTI Corp. (e)	1,683,000	$ 5,229
Drew Industries, Inc.	625,000	14,763
FCC Co. Ltd.	500,000	11,343
Federal Screw Works (a)(e)	150,000	525
Hi-Lex Corp.	1,200,000	20,205
INZI Controls Co. Ltd. (e)	1,516,000	7,283
Johnson Controls, Inc.	6,900,000	264,891
Motonic Corp. (e)	3,299,900	22,660
Murakami Corp. (e)	700,000	12,647
Musashi Seimitsu Industry Co. Ltd.	900,000	22,511
Nippon Seiki Co. Ltd.	2,530,000	30,639
Nissin Kogyo Co. Ltd.	1,125,000	20,271
Nittan Valve Co. Ltd.	360,000	1,421
Piolax, Inc. (e)	1,010,000	22,998
Samsung Climate Control Co. Ltd. (e)	460,050	3,270
Sewon Precision Industries Co. Ltd.	49,860	6,055
Shoei Co. Ltd.	619,600	5,594
SJM Co. Ltd. (a)(e)	724,215	4,236
SJM Holdings Co. Ltd. (e)	1,332,974	5,071
Strattec Security Corp. (e)	336,307	10,829
Wescast Industries, Inc. Class A (sub. vtg.) (a)	200,000	1,199
Yachiyo Industry Co. Ltd.	650,000	5,575
Yutaka Giken Co. Ltd. (e)	1,457,000	44,910
		544,125
Distributors - 0.3%
Dong Suh Companies, Inc.	510,000	16,531
Doshisha Co. Ltd.	575,000	13,058
Educational Development Corp. (e)	386,892	2,631
Goodfellow, Inc. (e)	857,000	10,444
SPK Corp.	165,000	2,517
Uni-Select, Inc. (e)	1,972,100	55,651
		100,832
Diversified Consumer Services - 0.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	20,000	825
Career Education Corp. (a)(d)(e)	4,700,000	105,468
Clip Corp. (e)	328,000	3,409
Corinthian Colleges, Inc. (a)(d)	1,100,000	5,808
Jackson Hewitt Tax Service, Inc. (a)(d)(e)	2,170,050	3,385
Kyoshin Co. Ltd. (a)	130,000	241
Matthews International Corp. Class A	25,000	886
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Meiko Network Japan Co. Ltd.	730,000	$ 6,226
Noah Education Holdings Ltd. ADR (a)	384,850	762
Regis Corp.	1,376,791	23,075
Shingakukai Co. Ltd.	200,000	772
Shuei Yobiko Co. Ltd.	125,000	554
Steiner Leisure Ltd. (a)(e)	1,650,000	73,128
Step Co. Ltd. (e)	976,800	6,069
Up, Inc. (e)	750,000	5,208
Weight Watchers International, Inc.	600,000	23,280
YBM Sisa.com, Inc. (e)	864,575	5,929
		265,025
Hotels, Restaurants & Leisure - 2.8%
Aeon Fantasy Co. Ltd.	550,000	7,572
Ambassadors Group, Inc. (e)	950,000	10,488
ARK Restaurants Corp. (e)	348,804	5,058
Benihana, Inc. (a)(e)	649,955	5,356
Benihana, Inc. Class A (sub. vtg.) (a)(e)	551,386	4,499
Brinker International, Inc. (e)	9,000,000	211,770
CEC Entertainment, Inc. (a)(e)	2,000,000	73,900
Darden Restaurants, Inc.	2,000,000	94,220
Flanigan's Enterprises, Inc.	50,357	409
Hiday Hidaka Corp.	475,000	7,946
Holidaybreak PLC (e)	4,200,000	23,124
Ibersol SGPS SA	400,000	4,381
Intralot SA	1,000,000	3,436
Jack in the Box, Inc. (a)(e)	6,569,000	144,124
Kangwon Land, Inc.	125,000	2,897
Kura Corp. Ltd.	400,000	6,179
McCormick & Schmick's Seafood Restaurants (a)	430,452	3,874
Monarch Casino & Resort, Inc. (a)(e)	1,300,000	14,092
Papa John's International, Inc. (a)(e)	2,749,964	78,924
Plenus Co. Ltd. (e)	2,500,000	41,362
Red Robin Gourmet Burgers, Inc. (a)	599,951	12,383
Ruby Tuesday, Inc. (a)(e)	6,372,030	85,895
Ruth's Hospitality Group, Inc. (a)(e)	2,347,228	10,938
Shinsegae Food Co. Ltd.	17,000	1,343
Sonic Corp. (a)(e)	6,163,000	59,103
Sportscene Group, Inc. Class A (e)	400,000	5,194
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
St. Marc Holdings Co. Ltd.	480,000	$ 20,702
Tabcorp Holdings Ltd.	1,933,333	13,390
		952,559
Household Durables - 2.9%
Abbey PLC (e)	3,400,000	23,971
Barratt Developments PLC (a)(e)	84,000,199	123,978
Bellway PLC (e)	7,525,000	73,821
Blyth, Inc. (e)	888,900	29,885
Chromcraft Revington, Inc. (a)	217,146	389
Craftmade International, Inc. (a)(e)	570,026	2,679
D.R. Horton, Inc. (e)	24,000,000	297,360
Decorator Industries, Inc. (a)	125,765	86
Dorel Industries, Inc. Class B (sub. vtg.)	3,272,600	107,060
Emak SpA	500,000	3,067
Ethan Allen Interiors, Inc.	431,515	9,666
First Juken Co. Ltd. (e)	1,360,000	13,902
Helen of Troy Ltd. (a)(e)	2,850,000	80,000
Henry Boot PLC (e)	10,774,000	18,205
HTL International Holdings Ltd. (e)	29,655,500	14,837
M/I Homes, Inc. (a)(e)	1,803,400	26,438
Maruzen Co., Ltd. (e)	1,553,000	10,217
Merry Electronics Co. Ltd.	500,000	878
P&F Industries, Inc. Class A (a)(e)	361,038	1,350
Sanei Architecture Planning Co. Ltd.	200,000	3,519
Schulthess Group AG	65,000	3,022
Stanley Furniture Co., Inc. (a)(e)	1,289,638	5,352
Steinhoff International Holdings Ltd.	3,000,500	9,715
Teems, Inc. (a)(e)	56,325	4,406
Tempur-Pedic International, Inc. (a)	1,875,000	81,825
Token Corp. (e)	1,000,000	39,839
		985,467
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (e)	5,100,000	30,819
PetMed Express, Inc. (d)(e)	2,425,100	36,595
		67,414
Leisure Equipment & Products - 0.3%
Accell Group NV	69,500	3,596
Aldila, Inc.	20,000	104
Arctic Cat, Inc. (a)(e)	1,000,000	16,020
Daikoku Denki Co. Ltd.	40,000	499
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Giant Manufacturing Co. Ltd.	4,898,555	$ 19,146
JAKKS Pacific, Inc. (a)(d)(e)	2,793,139	48,293
Kabe Husvagnar AB (B Shares)	64,234	1,170
Marine Products Corp. (a)	1,269,886	9,143
Mars Engineering Corp.	220,000	3,817
Miroku Corp.	558,000	1,264
Trigano SA	150,000	5,028
		108,080
Media - 1.0%
Ascent Media Corp. (a)	300,409	11,428
Astral Media, Inc. Class A (non-vtg.)	2,750,000	109,962
Chime Communications PLC (e)	4,500,000	19,136
DISH Network Corp. Class A (a)	1,400,000	29,554
GFK AG	175,000	9,052
Harte-Hanks, Inc.	1,700,877	21,210
Intage, Inc. (e)	1,040,000	23,200
New Frontier Media, Inc. (a)(e)	1,949,400	3,860
Omnicom Group, Inc.	1,200,000	53,856
Proto Corp.	113,300	4,962
Recruit Holdings Ltd.	9,186,000	2,474
RKB Mainichi Broadcasting Corp.	31,000	241
Saga Communications, Inc. Class A (a)	375,077	9,696
STW Group Ltd.	3,000,000	3,378
Tow Co. Ltd. (e)	1,223,000	7,197
TVA Group, Inc. Class B (non-vtg.)	2,000,400	28,774
		337,980
Multiline Retail - 2.3%
Dollar Tree, Inc. (a)	2,250,000	113,805
Don Quijote Co. Ltd.	3,100,000	99,821
Harvey Norman Holdings Ltd. (d)	22,050,000	66,142
Next PLC (e)	14,400,000	455,971
Tuesday Morning Corp. (a)(e)	3,631,500	17,976
Watts Co. Ltd.	61,000	416
Zakkaya Bulldog Co. Ltd. (a)	335,000	865
		754,996
Specialty Retail - 8.8%
ABC-Mart, Inc.	125,000	4,544
Abercrombie & Fitch Co. Class A (e)	8,000,000	403,280
Aeropostale, Inc. (a)(e)	4,450,000	107,334
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
American Eagle Outfitters, Inc.	275,000	$ 3,977
Asahi Co. Ltd.	20,000	317
AT-Group Co. Ltd.	378,000	4,541
AutoZone, Inc. (a)	900,000	228,177
bebe Stores, Inc.	1,300,000	7,300
Bed Bath & Beyond, Inc. (a)	6,600,000	316,800
Best Buy Co., Inc.	4,850,000	164,900
Big 5 Sporting Goods Corp.	760,000	9,637
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,969,600	128,205
Brown Shoe Co., Inc.	1,100,000	13,937
Camaieu SA	7,000	1,447
Cash Converters International Ltd.	4,595,002	3,389
Christopher & Banks Corp.	150,000	857
Delek Automotive Systems Ltd.	5,000	67
Fantastic Holdings Ltd.	25,000	55
Folli Follie Group (a)(e)	3,402,031	67,159
Ford Glory Group Holdings Ltd.	812,832	73
Fourlis Holdings SA	250,000	1,913
GameStop Corp. Class A (a)(d)	7,400,000	155,918
Gap, Inc.	200,000	3,854
Glentel, Inc. (d)(e)	990,000	27,937
Group 1 Automotive, Inc. (d)	764,635	28,934
Gulliver International Co. Ltd. (d)(e)	1,000,000	43,129
Honeys Co. Ltd. (d)(e)	1,650,000	20,967
I A Group Corp.	456,000	3,194
John David Group PLC	5,000	67
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	2,737,500	116,973
Jumbo SA (e)	7,815,000	54,457
K'S Denki Corp.	2,300,000	64,113
Kyoto Kimono Yuzen Co. Ltd. (e)	1,220,000	13,660
Le Chateau, Inc. Class A (sub. vtg.) (d)	2,022,600	23,174
Leon's Furniture Ltd.	800,000	11,987
Lithia Motors, Inc. Class A (sub. vtg.)	2,236,050	30,187
Macintosh Retail Group NV	150,000	3,922
MarineMax, Inc. (a)(e)	1,425,335	12,885
Mr. Bricolage SA (e)	610,492	11,325
Nafco Co. Ltd.	1,443,500	24,955
Nishimatsuya Chain Co. Ltd. (e)	6,958,800	62,399
Pal Co. Ltd. (e)	800,000	27,856
Point, Inc.	25,000	1,142
Reitmans (Canada) Ltd. Class A (non-vtg.)	100,000	1,806
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Right On Co. Ltd.	610,000	$ 3,144
RONA, Inc.	675,000	9,460
Ross Stores, Inc. (e)	6,250,000	407,500
SAZABY, Inc.	600,000	14,474
Second Chance Properties Ltd.	9,991,304	3,359
Second Chance Properties Ltd. warrants 9/27/13 (a)	3,062,500	132
Sonic Automotive, Inc. Class A (sub. vtg.)	3,039,522	37,842
Super Cheap Auto Group Ltd.	56,157	367
The Buckle, Inc. (d)	850,000	30,388
The Men's Wearhouse, Inc.	2,500,000	65,525
USS Co. Ltd. (e)	2,000,000	160,331
West Marine, Inc. (a)	230,000	2,942
Williams-Sonoma, Inc.	100,000	3,220
Workman Co. Ltd. (e)	1,408,500	29,001
		2,980,435
Textiles, Apparel & Luxury Goods - 3.4%
Adolfo Dominguez SA	350,000	4,298
Arts Optical International Holdings Ltd. (e)	21,494,000	9,869
Bijou Brigitte Modische Accessoires AG	45,000	6,376
Cherokee, Inc. (d)	200,411	3,213
Delta Apparel, Inc. (a)(e)	852,200	10,968
F&F Co. Ltd.	86,580	460
Fossil, Inc. (a)(e)	6,000,000	426,300
Geox SpA (d)	1,000,000	5,069
Gildan Activewear, Inc. (e)	11,000,000	323,374
Hampshire Group Ltd. (a)(e)	920,000	3,496
Handsome Co. Ltd. (e)	2,436,150	41,550
JLM Couture, Inc. (a)(e)	197,100	280
K-Swiss, Inc. Class A (a)	2,709,606	31,160
Liz Claiborne, Inc. (a)(d)	1,375,000	6,793
Marimekko Oyj	125,000	2,531
Movado Group, Inc. (a)(e)	1,499,968	21,615
Quiksilver, Inc. (a)	2,000,000	8,940
Rocky Brands, Inc. (a)(e)	739,986	8,140
Sanei-International Co. Ltd. (e)	1,250,000	15,549
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,300,000	26,741
Sun Hing Vision Group Holdings Ltd. (e)	23,939,000	10,562
Ted Baker PLC	250,000	2,623
Texwinca Holdings Ltd.	45,000,000	48,885
Timberland Co. Class A (a)	1,000,000	26,730
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Tungtex Holdings Co. Ltd. (e)	22,000,000	$ 4,317
Van de Velde	75,000	3,902
Victory City International Holdings Ltd.	60,278,000	12,602
Volcom, Inc. (d)	419,237	6,959
Youngone Corp.	425,000	4,763
Youngone Holdings Co. Ltd. (e)	900,000	28,731
Yue Yuen Industrial (Holdings) Ltd.	7,000,000	24,106
		1,130,902
TOTAL CONSUMER DISCRETIONARY		8,227,815
CONSUMER STAPLES - 6.9%
Beverages - 0.8%
Baron de Ley SA (a)	219,063	12,215
C&C Group PLC	1,100,285	5,145
Constellation Brands, Inc. Class A (sub. vtg.) (a)	9,000,000	172,980
Hansen Natural Corp. (a)	1,500,000	84,960
Hite Holdings Co. Ltd.	20,000	307
Muhak Co. Ltd.	900,000	6,478
		282,085
Food & Staples Retailing - 4.4%
Aoki Super Co. Ltd.	75,000	656
Belc Co. Ltd. (e)	2,086,000	24,931
Cawachi Ltd.	5,000	102
Cosmos Pharmaceutical Corp. (e)	1,900,000	76,389
Create SD Holdings Co. Ltd. (e)	2,075,000	46,288
CVS Caremark Corp.	2,850,000	97,470
Daikokutenbussan Co. Ltd.	550,000	18,829
Fyffes PLC (Ireland) (e)	33,000,000	17,619
Growell Holdings Co. Ltd.	309,989	7,784
Halows Co. Ltd. (e)	1,375,000	13,234
Ingles Markets, Inc. Class A	549,383	10,642
Kroger Co.	400,000	8,560
Kusuri No Aoki Co. Ltd.	110,000	1,175
Majestic Wine PLC	400,016	2,648
Marukyu Co. Ltd.	20,000	199
Maxvalu Nishinihon Co. Ltd.	15,000	223
Metro, Inc. Class A (sub. vtg.) (d)(e)	10,925,833	472,023
North West Co., Inc.	700,000	14,747
Safeway, Inc.	14,500,000	300,005
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
San-A Co. Ltd.	375,000	$ 14,894
Shoppers Drug Mart Corp. (d)	5,000,000	184,097
Sligro Food Group NV	1,805,000	60,170
Sundrug Co. Ltd.	1,410,000	40,988
SUPERVALU, Inc.	500,000	3,645
Total Produce PLC	5,000,000	2,752
Village Super Market, Inc. Class A	156,404	4,913
Walgreen Co.	1,000,000	40,440
Yaoko Co. Ltd.	650,000	19,584
		1,485,007
Food Products - 1.5%
ARYZTA AG	1,850,000	81,414
Dean Foods Co. (a)	4,400,000	44,660
Dutch Lady Milk Industries Bhd	304,500	1,643
Food Empire Holdings Ltd. (e)	52,900,000	20,677
Fresh Del Monte Produce, Inc. (e)	6,359,900	168,219
Global Bio-Chem Technology Group Co. Ltd. (a)	81,009,253	13,195
Greggs PLC	1,325,000	9,889
Industrias Bachoco SA de CV sponsored ADR	1,384,584	34,822
Nam Yang Dairy Products	11,000	7,593
Pacific Andes (Holdings) Ltd.	79,002,488	22,233
Pacific Andes (Holdings) Ltd. warrants 7/22/11 (a)	7,208,695	761
Pacific Andes International Holdings Ltd.	53,070,629	9,461
Pacific Andes International Holdings Ltd. warrants 6/15/11 (a)	9,600,000	75
People's Food Holdings Ltd.	46,000,000	29,847
President Rice Products PCL	100,000	770
Robert Wiseman Dairies PLC	500,000	2,725
Rocky Mountain Chocolate Factory, Inc. (e)	500,000	5,135
Samyang Genex Co. Ltd.	145,795	7,225
Select Harvests Ltd. (e)	4,500,000	14,933
Sunjin Co. Ltd. (a)(e)	219,900	10,957
Synear Food Holdings Ltd. (a)	39,000,000	6,860
United Food Holdings Ltd. (a)	22,400,000	1,226
Yutaka Foods Corp.	211,500	3,762
		498,082
Personal Products - 0.2%
American Oriental Bioengineering, Inc. (a)(d)	350,000	809
Atrium Innovations, Inc. (a)	1,300,000	21,400
CCA Industries, Inc.	273,714	1,645
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Inter Parfums, Inc.	874,995	$ 15,610
Nutraceutical International Corp. (a)(e)	1,143,504	15,860
Physicians Formula Holdings, Inc. (a)(e)	1,200,534	4,622
Sarantis SA	1,299,952	5,250
		65,196
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,452	218
TOTAL CONSUMER STAPLES		2,330,588
ENERGY - 6.4%
Energy Equipment & Services - 3.4%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	16,952
Bristow Group, Inc. (a)	1,650,017	84,959
BW Offshore Ltd. (a)	6,000,000	15,369
Cal Dive International, Inc. (a)	2,525,641	15,507
CE Franklin Ltd. (a)(e)	1,500,000	11,612
Divestco, Inc. (e)	3,586,000	913
Ensign Energy Services, Inc.	1,025,000	16,597
Farstad Shipping ASA (e)	3,250,000	97,309
Flint Energy Services Ltd. (a)(f)	450,000	8,271
Fugro NV (Certificaten Van Aandelen) unit	1,700,027	136,987
Gulfmark Offshore, Inc. Class A (a)	100,005	3,845
Hercules Offshore, Inc. (a)	3,025,000	10,013
Hornbeck Offshore Services, Inc. (a)(d)(e)	1,856,600	44,076
North American Energy Partners, Inc. (a)	10,000	120
Oil States International, Inc. (a)(e)	4,500,000	304,920
Peak Energy Services Ltd. (a)	3,000,000	2,098
Peak Energy Services Ltd. (a)(f)	13,655,286	9,548
Precision Drilling Corp. (a)	5,650,000	59,373
ProSafe ASA	7,900,000	58,806
Solstad Offshore ASA	1,310,000	27,547
Total Energy Services, Inc. (e)	2,800,000	39,996
Unit Corp. (a)(e)	3,824,994	195,840
		1,160,658
Oil, Gas & Consumable Fuels - 3.0%
Adams Resources & Energy, Inc. (e)	421,700	10,547
AOC Holdings, Inc. (a)(e)	5,825,000	34,916
Beach Energy Ltd. (d)	26,011,000	20,478
EnCana Corp.	5,000	161
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ENI SpA	15,550,000	$ 368,123
Frontier Oil Corp.	5,225,000	108,680
Great Eastern Shipping Co. Ltd.	2,850,000	19,081
Hankook Shell Oil Co. Ltd. (e)	68,000	13,480
Holly Corp.	100,000	4,907
Michang Oil Industrial Co. Ltd. (e)	173,900	7,873
National Energy Group, Inc. (a)	548,313	2,193
Pebercan, Inc. (a)	1,150,000	0
Rex American Resources Corp. (a)(e)	1,300,000	19,578
Stone Energy Corp. (a)	130,000	3,023
Sunoco, Inc.	1,800,000	76,410
Tesoro Corp. (a)	5,000,000	96,250
Tsakos Energy Navigation Ltd.	310,000	2,883
USEC, Inc. (a)(d)	1,100,000	6,105
W&T Offshore, Inc. (d)(e)	6,400,000	130,240
Western Refining, Inc. (a)	25,000	305
World Fuel Services Corp.	2,000,022	75,081
		1,000,314
TOTAL ENERGY		2,160,972
FINANCIALS - 8.9%
Capital Markets - 0.0%
GFI Group, Inc.	250,000	1,280
TradeStation Group, Inc. (a)	1,250,000	8,713
		9,993
Commercial Banks - 1.0%
Anglo Irish Bank Corp. PLC (a)	9,500,373	0
Bank of the Ozarks, Inc. (d)	250,342	10,797
Cathay General Bancorp (e)	4,125,000	71,404
Center Financial Corp. (a)(e)	2,185,331	16,062
Codorus Valley Bancorp, Inc.	90,000	914
Dimeco, Inc.	21,140	798
East West Bancorp, Inc.	4,000,000	86,840
First Bancorp, Puerto Rico (a)(d)	133,333	671
Nara Bancorp, Inc. (a)	25,000	244
National Penn Bancshares, Inc.	1,200,000	9,792
North Valley Bancorp (a)(e)	650,000	5,967
Norwood Financial Corp.	31,801	859
Oba Financial Service, Inc. (a)(d)	14,992	211
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
OmniAmerican Bancorp, Inc. (a)	20,000	$ 299
Oriental Financial Group, Inc. (e)	2,504,542	29,604
Orrstown Financial Services, Inc.	30,000	793
Pacific Premier Bancorp, Inc. (a)(e)	948,105	6,324
Popular, Inc. (a)	18,050,072	57,941
Sandy Spring Bancorp, Inc.	300,000	5,760
Sparebanken More (primary capital certificate)	92,008	3,344
Sparebanken Rogaland (primary capital certificate)	1,061,327	10,378
The First Bancorp, Inc.	9,711	143
Vestjysk Bank AS (Reg.) (a)	105,600	1,309
Wilshire Bancorp, Inc.	200,000	1,284
		321,738
Consumer Finance - 0.0%
Aeon Credit Service (Asia) Co. Ltd.	12,400,000	10,656
Nicholas Financial, Inc. (a)	200,827	2,506
		13,162
Diversified Financial Services - 0.0%
Newship Ltd. (a)	2,500	160
NICE Holdings Co. Ltd.	56,147	3,244
Nice Information Servic Co. Ltd.	180,000	4,806
Ricoh Leasing Co. Ltd.	10,000	283
		8,493
Insurance - 6.8%
AEGON NV (a)(d)	38,000,000	281,213
April Group	525,000	16,732
Assurant, Inc.	5,300,000	207,919
Axis Capital Holdings Ltd. (e)	7,925,000	281,972
Employers Holdings, Inc.	575,156	9,657
Endurance Specialty Holdings Ltd. (e)	2,600,000	120,874
FBL Financial Group, Inc. Class A	325,110	9,041
Fidelity National Financial, Inc. Class A	100,000	1,345
First Mercury Financial Corp.	462,951	7,616
Genworth Financial, Inc. Class A (a)	14,100,000	191,337
Hartford Financial Services Group, Inc.	6,250,000	173,625
HCC Insurance Holdings, Inc.	356,353	10,790
Lincoln National Corp.	7,400,000	213,416
National Interstate Corp. (e)	980,270	20,605
National Western Life Insurance Co. Class A	148,870	25,752
Protective Life Corp.	1,605,000	44,250
RenaissanceRe Holdings Ltd. (e)	3,100,000	203,422
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Symetra Financial Corp.	175,000	$ 2,315
Tower Group, Inc.	300,000	7,812
Unum Group (e)	15,900,000	396,546
Validus Holdings Ltd.	2,100,812	63,865
		2,290,104
Real Estate Investment Trusts - 0.2%
Kite Realty Group Trust	500,460	2,642
ProLogis Trust	5,000,000	74,600
VastNed Offices/Industrial NV	125,000	2,190
		79,432
Real Estate Management & Development - 0.2%
Airport Facilities Co. Ltd.	260,000	1,169
Devine Ltd.	8,500,000	2,329
Relo Holdings Corp. (e)	1,054,100	19,264
Tejon Ranch Co. (a)	936,855	24,658
		47,420
Thrifts & Mortgage Finance - 0.7%
Bank Mutual Corp.	125,000	554
Capitol Federal Financial, Inc.	1,650,000	20,114
First Financial Service Corp. (a)	102,373	470
Fox Chase Bancorp, Inc. (a)	720,000	8,849
Genworth MI Canada, Inc. (e)	5,650,000	148,714
North Central Bancshares, Inc. (e)	134,461	2,158
The PMI Group, Inc. (a)(d)(e)	12,388,300	36,050
WSB Holdings, Inc. (a)	16,329	48
		216,957
TOTAL FINANCIALS		2,987,299
HEALTH CARE - 12.2%
Biotechnology - 0.5%
Amgen, Inc. (a)	3,000,000	165,240
Vital BioTech Holdings Ltd. (a)	15,000,000	450
		165,690
Health Care Equipment & Supplies - 1.5%
Anika Therapeutics, Inc. (a)	51,934	363
Atrion Corp.	10,000	1,677
Corin Group PLC	250,000	194
Exactech, Inc. (a)	500,000	8,345
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hoshiiryou Sanki Co. Ltd. (e)	275,000	$ 7,036
Huvitz Co. Ltd. (e)	900,000	4,517
Immucor, Inc. (a)	600,000	11,862
Kinetic Concepts, Inc. (a)(e)	4,208,173	194,123
Mani, Inc.	335,000	12,407
Medical Action Industries, Inc. (a)(e)	1,634,280	13,238
Microlife Corp.	2,700,000	4,863
Nakanishi, Inc.	271,300	28,161
Prim SA (e)	1,615,000	11,165
Span-America Medical System, Inc. (e)	269,900	4,011
St. Shine Optical Co. Ltd.	600,200	7,606
Symmetry Medical, Inc. (a)	400,000	3,828
Syneron Medical Ltd. (a)(e)	3,558,700	37,793
Techno Medica Co. Ltd.	86	307
Theragenics Corp. (a)(e)	3,304,620	5,453
Top Glove Corp. Bhd	500,000	815
Utah Medical Products, Inc. (e)	438,418	11,925
Value Added Technlgies Co. Ltd.	625,000	7,255
Young Innovations, Inc. (e)	750,000	22,515
Zimmer Holdings, Inc. (a)	2,000,000	118,320
		517,779
Health Care Providers & Services - 9.1%
Advocat, Inc. (e)	573,960	3,134
Almost Family, Inc. (a)(e)	500,000	16,695
Amedisys, Inc. (a)(d)(e)	2,882,000	98,247
AMERIGROUP Corp. (a)(e)	4,980,000	260,803
AmSurg Corp. (a)(e)	2,353,000	49,578
AS One Corp.	220,000	4,701
Centene Corp. (a)	675,000	18,711
Continucare Corp. (a)	150,043	611
Corvel Corp. (a)	100,054	5,051
Coventry Health Care, Inc. (a)(e)	14,635,627	438,630
Grupo Casa Saba SA de CV sponsored ADR (a)(d)	1,263,900	23,445
Health Net, Inc. (a)	2,000,000	57,060
Healthspring, Inc. (a)(e)	5,100,000	154,989
Healthways, Inc. (a)(e)	1,747,900	20,922
Henry Schein, Inc. (a)	150,000	9,849
LHC Group, Inc. (a)(e)	1,867,500	49,676
LifePoint Hospitals, Inc. (a)	1,900,000	66,880
Lincare Holdings, Inc. (e)	13,453,537	363,918
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medica Sur SA de CV	310,000	$ 632
MEDNAX, Inc. (a)	100,000	6,615
Molina Healthcare, Inc. (a)	1,300,000	39,858
Patterson Companies, Inc.	4,300,000	142,158
Psychemedics Corp.	115,000	968
Triple-S Management Corp. (a)(e)	1,720,748	31,765
U.S. Physical Therapy, Inc. (a)	45,000	855
United Drug PLC:
(Ireland)	9,400,000	27,796
(United Kingdom)	518,887	1,510
UnitedHealth Group, Inc.	23,000,000	944,124
Universal American Financial Corp.	1,720,043	34,728
VCA Antech, Inc. (a)	500,000	11,460
Wellcare Health Plans, Inc. (a)	1,300,000	38,870
WellPoint, Inc. (a)	2,250,000	139,770
Win International Co., Ltd. (e)	778,671	6,755
		3,070,764
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (e)	271,041	1,507
Life Sciences Tools & Services - 0.2%
ICON PLC sponsored ADR (a)	2,516,602	56,045
Pharmaceuticals - 0.9%
Bukwang Pharmaceutical Co. Ltd.	60,000	691
Daewon Pharmaceutical Co. Ltd. (e)	1,290,900	7,804
DongKook Pharmaceutical Co. Ltd.	113,511	1,455
Endo Pharmaceuticals Holdings, Inc. (a)	4,400,000	146,168
Forest Laboratories, Inc. (a)	2,000,000	64,520
Fornix Biosciences NV (e)	475,022	1,629
Hanmi Holdings Co. Ltd.	87,610	2,609
Ildong Pharmaceutical Co. Ltd. (e)	501,013	17,493
Jeil Pharmaceutical Co. (e)	800,000	8,001
KunWha Pharmaceutical Co., Ltd. (e)	325,000	3,337
KV Pharmaceutical Co. Class A (a)(d)	650,000	1,047
Pacific Pharmaceutical Co. Ltd.	51,320	1,279
Recordati SpA	3,500,000	31,744
Torii Pharmaceutical Co. Ltd.	620,000	13,612
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	$ 11,377
Yuyu Pharma, Inc.	255,000	1,469
		314,235
TOTAL HEALTH CARE		4,126,020
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.6%
Alabama Aircraft Industries, Inc. (a)(e)	245,280	319
CAE, Inc. (d)	10,000,000	127,160
Magellan Aerospace Corp. (a)	550,100	2,610
Moog, Inc. Class A (a)	1,600,000	68,224
		198,313
Air Freight & Logistics - 0.3%
Air T, Inc. (e)	242,988	2,379
Dynamex, Inc. (a)	200,000	4,978
Kintetsu World Express, Inc.	500,000	13,834
Pacer International, Inc. (a)(e)	1,825,017	11,406
Sinwa Ltd. (e)	21,000,000	3,694
Yusen Logistics Co. Ltd. (e)	4,221,500	58,786
		95,077
Airlines - 0.1%
MAIR Holdings, Inc. (a)(e)	2,000,026	0
Pinnacle Airlines Corp. (a)	841,096	6,064
Republic Airways Holdings, Inc. (a)(d)(e)	3,575,000	22,952
SkyWest, Inc.	332,138	4,999
		34,015
Building Products - 0.2%
AAON, Inc.	809,991	21,813
Insteel Industries, Inc. (e)	1,454,400	16,609
Kingspan Group PLC (Ireland)	2,450,000	21,969
Kondotec, Inc. (e)	1,000,000	7,541
		67,932
Commercial Services & Supplies - 1.2%
AJIS Co. Ltd. (e)	438,500	7,266
Asia File Corp. Bhd	81,400	117
Cintas Corp.	2,875,246	80,679
Fursys, Inc. (e)	673,675	15,310
HNI Corp.	97,517	2,959
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Knoll, Inc. (e)	4,688,016	$ 78,477
M&F Worldwide Corp. (a)	10,000	241
Mitie Group PLC (d)(e)	18,500,000	64,683
Moshi Moshi Hotline, Inc.	310,000	7,459
Multi-Color Corp.	375,514	6,241
Nice e-Banking Services (e)	1,700,000	4,440
RPS Group PLC	1,400,000	4,668
Secom Techno Service Co. Ltd. (e)	1,298,000	43,156
United Stationers, Inc. (a)(e)	1,215,772	75,718
VICOM Ltd.	3,200,000	7,255
		398,669
Construction & Engineering - 0.8%
Arcadis NV	1,275,000	29,778
Aveng Ltd.	625,000	3,305
Chodai Co. Ltd.	75,000	228
Daiichi Kensetsu Corp. (e)	1,699,700	13,232
Daiwa Densetsu Corp.	10,000	22
Dongyang Engineering & Construction Corp. (e)	285,000	3,028
EMCOR Group, Inc. (a)	949,996	28,766
Granite Construction, Inc.	300,000	7,752
Hanil Construction Co. Ltd. (a)	23,810	96
Heijmans NV unit (a)	10,000	222
Imtech NV	925,000	33,957
Jacobs Engineering Group, Inc. (a)	1,250,000	64,213
Kaneshita Construction Co. Ltd.	780,000	3,193
KHD Humboldt Wedag International AG	187,804	1,864
Kier Group PLC	60,000	1,202
Koninklijke BAM Groep NV	1,800,000	11,735
Kyeryong Construction Industrial Co. Ltd. (e)	893,000	14,194
Meisei Industrial Co. Ltd.	1,100,000	3,699
Mirait Holdings Corp. (a)	2,449,940	19,431
Northwest Pipe Co. (a)	374,036	8,180
Sanyo Engineering & Construction, Inc.	1,000,000	3,460
Severfield-Rowen PLC	1,100,000	3,968
Shinnihon Corp. (d)	1,800,000	5,197
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	4,367
ShoLodge, Inc. (a)(e)	500,627	100
Sterling Construction Co., Inc. (a)	335,007	4,308
Tutor Perini Corp.	160,000	3,634
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
United Integration Services Co. Ltd.	2,000,000	$ 3,030
Vianini Lavori SpA	500,000	2,813
		278,974
Electrical Equipment - 0.6%
Aichi Electric Co. Ltd.	1,000,000	4,264
Aros Quality Group AB	477,244	4,217
AZZ, Inc. (e)	1,110,000	44,500
Canare Electric Co. Ltd.	153,700	2,228
Chiyoda Integre Co. Ltd.	530,000	8,414
Deswell Industries, Inc. (e)	891,999	2,845
Dynapack International Technology Corp.	300,000	992
Fushi Copperweld, Inc. (a)	1,025,000	9,881
FW Thorpe PLC	475,500	5,560
Graphite India Ltd.	1,828,000	3,746
Hubbell, Inc. Class B	400,000	24,496
I-Sheng Electric Wire & Cable Co. Ltd. (e)	9,600,000	16,000
Jinpan International Ltd.	151,137	1,623
Korea Electric Terminal Co. Ltd. (e)	700,000	12,158
Nexans SA (d)	375,000	30,084
PK Cables OY	250,000	5,195
Prysmian SpA	420,000	8,475
Universal Security Instruments, Inc. (a)(e)	241,255	1,993
Zumtobel AG	300,000	8,762
		195,433
Industrial Conglomerates - 1.1%
DCC PLC (Ireland) (e)	8,310,000	245,730
Reunert Ltd.	1,175,000	10,459
Seaboard Corp.	50,006	100,112
		356,301
Machinery - 1.3%
Aalberts Industries NV (e)	5,900,000	116,714
Actuant Corp. Class A	250,000	6,933
ASL Marine Holdings Ltd.	15,752,000	8,497
CKD Corp. (e)	5,525,000	53,513
Columbus McKinnon Corp. (NY Shares) (a)(e)	999,999	16,870
Foremost Income Fund (e)	2,141,103	13,324
Gencor Industries, Inc. (a)	283,103	2,231
Hardinge, Inc. (e)	606,276	5,305
Hi-P International Ltd.	20,000,000	17,355
Hurco Companies, Inc. (a)(e)	643,998	16,377
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Hwacheon Machine Tool Co. Ltd. (e)	219,900	$ 7,069
Ihara Science Corp. (e)	803,000	5,919
Inoue Kinzoku Kogyo Co. Ltd. (e)	1,082,000	7,184
Jaya Holdings Ltd. (a)(e)	74,670,000	39,985
Kyowakogyosyo Co.,Ltd.	140,000	1,322
Lincoln Electric Holdings, Inc.	96,987	6,568
NACCO Industries, Inc. Class A	331,417	33,225
Nadex Co. Ltd. (e)	650,000	2,439
Nichidai Corp.	100,000	323
Nitta Corp.	75,000	1,499
S&T Holdings Co. Ltd.	700,020	8,908
Semperit AG Holding	675,000	32,592
Takamatsu Machinery Co., Ltd.	105,000	443
Takeuchi Manufacturing Co. Ltd. (a)	270,000	3,033
Tocalo Co. Ltd.	370,000	6,807
Trifast PLC (a)(e)	8,100,000	6,097
Trinity Industrial Corp.	625,000	2,589
		423,121
Marine - 0.0%
Excel Maritime Carriers Ltd. (a)(d)	150,000	680
Tokyo Kisen Co. Ltd. (e)	1,000,000	5,446
		6,126
Professional Services - 0.8%
Boardroom Ltd.	3,000,000	1,407
Clarius Group Ltd.	4,142,382	3,096
Corporate Executive Board Co.	700,019	27,203
CRA International, Inc. (a)(e)	750,036	18,211
en-japan, Inc.	6,100	9,409
Equifax, Inc.	3,200,049	114,306
Hyder Consulting PLC	550,000	3,788
LECG Corp. (a)	639,396	1,010
Nielsen Holdings B.V. (a)	735,300	19,169
RCM Technologies, Inc. (a)(e)	1,299,917	5,941
SmartPros Ltd.	125,000	285
Stantec, Inc. (a)(e)	2,500,100	71,324
Synergie SA	135,000	3,840
Temp Holdings Co., Ltd.	325,000	2,910
VSE Corp.	161,700	4,836
		286,735
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.3%
Alps Logistics Co. Ltd. (e)	1,723,700	$ 20,601
Con-way, Inc.	375,000	12,758
Contrans Group, Inc.:
(sub. vtg.) (f)	130,000	1,312
Class A	828,500	8,359
Hamakyorex Co. Ltd.	275,000	8,409
Hutech Norin Co. Ltd. (e)	1,043,700	9,600
Japan Logistic Systems Corp.	109,000	305
Sakai Moving Service Co. Ltd. (e)	778,000	16,692
Trancom Co. Ltd. (e)	1,032,400	19,685
Universal Truckload Services, Inc. (a)	474,513	7,070
US 1 Industries, Inc. (a)(e)	1,362,000	1,975
Vitran Corp., Inc. (a)(g)	500,000	6,795
		113,561
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	460,000	13,370
Grafton Group PLC unit	6,700,017	31,369
Hanwa Co. Ltd.	3,500,000	16,886
Houston Wire & Cable Co. (e)	916,987	11,967
KS Energy Services Ltd. (a)	14,200,000	11,878
Otec Corp.	100,000	671
Parker Corp. (e)	2,400,000	6,140
Richelieu Hardware Ltd.	350,000	10,384
Senshu Electric Co. Ltd. (e)	1,080,000	13,579
Strongco Corp. (a)(e)	1,025,288	4,342
Tanaka Co. Ltd.	100,000	391
TECHNO ASSOCIE CO., LTD.	180,000	1,467
Totech Corp.	200,000	748
Uehara Sei Shoji Co. Ltd.	1,100,000	4,516
Wakita & Co. Ltd.	650,000	3,247
Yamazen Co. Ltd.	1,050,000	5,590
		136,545
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd. (e)	1,575,000	8,366
Meiko Transportation Co. Ltd.	905,000	7,277
		15,643
TOTAL INDUSTRIALS		2,606,445
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.0%
Aastra Technologies Ltd. (e)	1,125,000	$ 25,105
Bel Fuse, Inc. Class A	346,718	8,495
Black Box Corp. (e)	1,600,239	56,312
Blonder Tongue Laboratories, Inc. (a)	152,040	362
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	2,252,137	9,054
Cisco Systems, Inc. (a)	1,000,000	21,150
ClearOne Communications, Inc. (a)(e)	1,000,503	4,902
Comtech Telecommunications Corp.	650,000	18,239
Ditech Networks, Inc. (a)(e)	2,175,196	2,958
NEC Mobiling Ltd.	280,000	8,668
Nera Telecommunications Ltd.	9,000,000	2,638
NETGEAR, Inc. (a)(e)	2,300,041	79,708
Opnext, Inc. (a)	2,652,231	4,933
Optical Cable Corp. (e)	537,002	3,276
TKH Group NV unit	3,000,000	73,310
		319,110
Computers & Peripherals - 2.7%
ASUSTeK Computer, Inc.	4,500,000	40,599
Compal Electronics, Inc.	147,500,000	195,549
Logitech International SA (Reg.) (a)	7,100,000	133,029
Pinnacle Technology Holdings Ltd.	2,697,000	2,476
Rimage Corp. (a)(e)	941,192	13,393
Roland DG Corp.	210,000	3,697
Seagate Technology (a)(e)	26,500,000	371,000
Super Micro Computer, Inc. (a)(e)	2,329,810	32,792
Synaptics, Inc. (a)	5,000	142
TPV Technology Ltd.	55,000,000	34,636
Western Digital Corp. (a)	1,010,000	34,360
Xyratex Ltd. (a)(e)	2,985,090	39,791
		901,464
Electronic Equipment & Components - 4.2%
A&D Co. Ltd. (a)(e)	1,650,000	6,835
Beijer Electronics AB	40,000	1,283
CNB Technology, Inc.	110,000	634
CPI International, Inc. (a)	618,974	12,008
Delta Electronics PCL (For. Reg.)	25,000,000	23,055
DigiTech Systems Co., Ltd.	280,000	5,051
Elec & Eltek International Co. Ltd.	1,682,000	5,601
Elematec Corp. (e)	1,785,000	26,705
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Excel Co. Ltd. (e)	909,800	$ 11,439
Fabrinet (a)	55,600	1,332
Hon Hai Precision Industry Co. Ltd. (Foxconn)	102,500,000	441,202
Huan Hsin Holdings Ltd. (a)	7,200,000	1,238
Image Sensing Systems, Inc. (a)(e)	360,000	4,954
Insight Enterprises, Inc. (a)	1,600,127	22,274
Intelligent Digital Integrated Security Co., Ltd. (e)	1,001,800	14,492
INTOPS Co. Ltd. (e)	859,900	16,778
Jurong Technologies Industrial Corp. Ltd. (a)	29,873,347	0
Kingboard Chemical Holdings Ltd.	41,000,000	233,480
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	4,100,000	4,144
Kingboard Laminates Holdings Ltd.	9,000,000	8,911
KITAGAWA INDUSTRIES CO., LTD.	100,000	1,084
Mesa Laboratories, Inc. (e)	317,500	9,300
Muramoto Electronic Thailand PCL (For. Reg.)	1,700,000	16,502
Nippo Ltd. (e)	627,000	4,622
Orbotech Ltd. (a)(e)	2,449,985	34,814
Posiflex, Inc.	1,700,000	3,559
ScanSource, Inc. (a)(e)	2,000,000	72,420
SED International Holdings, Inc. (a)(e)	475,000	1,663
Shibaura Electronics Co. Ltd. (e)	709,500	13,156
Shinko Shoji Co. Ltd.	50,000	435
Sigmatron International, Inc. (a)(e)	381,880	2,772
SMART Modular Technologies (WWH), Inc. (a)(e)	6,310,000	42,656
SYNNEX Corp. (a)(e)	3,498,500	116,815
Taitron Components, Inc. Class A (sub. vtg.) (a)	359,023	467
Tomen Devices Corp.	178,100	4,730
Tomen Electronics Corp. (e)	1,492,400	25,655
Venture Corp. Ltd. (e)	23,250,000	176,120
VST Holdings Ltd. (a)(e)	73,728,000	26,856
Winland Electronics, Inc. (a)(e)	300,700	247
Wireless Telecom Group, Inc. (a)(e)	1,767,712	1,838
XAC Automation Corp. (e)	8,700,000	10,515
		1,407,642
Internet Software & Services - 1.1%
AhnLab, Inc.	200,000	3,188
Artificial Life, Inc. (a)	150,000	117
Daou Technology, Inc.	1,581,290	13,188
eBay, Inc. (a)	7,500,000	227,700
j2 Global Communications, Inc. (a)(e)	3,500,000	96,600
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Jorudan Co. Ltd.	150,000	$ 1,279
Meetic	1,000	23
Melbourne IT Ltd. (e)	7,995,000	15,536
NetGem SA	850,000	4,538
Rentabiliweb Group SA	75,000	1,016
Softbank Technology Corp. (e)	650,000	5,139
UANGEL Corp. (e)	1,200,000	4,168
United Internet AG	50,000	829
		373,321
IT Services - 3.5%
Accenture PLC Class A	400,000	20,588
ALTEN	555,000	19,299
Amdocs Ltd. (a)	8,014,400	233,540
Argo Graphics, Inc.	515,000	6,739
Calian Technologies Ltd. (e)	778,500	14,192
Computer Services, Inc.	177,300	4,876
Convergys Corp. (a)	750,000	10,680
CSE Global Ltd. (e)	40,142,000	39,539
Data#3 Ltd.	25,000	313
EOH Holdings Ltd. (e)	7,000,000	16,259
Groupe Steria SCA	1,005	29
Heartland Payment Systems, Inc. (e)	3,600,000	56,880
HIQ International AB	900,000	4,967
Indra Sistemas SA (d)(e)	15,300,000	288,003
Jack Henry & Associates, Inc.	1,800,432	53,221
Know IT AB (e)	1,625,000	18,451
ManTech International Corp. Class A (a)	125,000	5,026
Mastek Ltd. (e)	2,025,000	7,296
Matsushita Electric Works Information Systems Co. Ltd.	370,000	9,692
NCI, Inc. Class A (a)	101,476	2,131
NeuStar, Inc. Class A (a)	350,000	9,391
Patni Computer Systems Ltd. sponsored ADR (d)	1,950,000	39,059
Rolta India Ltd.	1,150,000	3,373
SAIC, Inc. (a)	1,850,000	30,655
SinoCom Software Group Ltd. (e)	70,000,000	7,811
Softcreate Co., Ltd.	30,000	397
Syntel, Inc.	375,000	20,914
The Western Union Co.	600,000	12,168
Total System Services, Inc. (e)	14,525,200	252,884
		1,188,373
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.3%
Xerox Corp.	10,000,000	$ 106,200
Semiconductors & Semiconductor Equipment - 1.0%
Alpha & Omega Semiconductor Ltd. (a)	650,000	9,191
Axell Corp. (d)(e)	905,000	23,606
Diodes, Inc. (a)(e)	3,700,253	95,245
ELMOS Semiconductor AG (a)	300,000	4,128
Gennum Corp. (e)	3,050,000	23,490
KEC Holdings Co. Ltd. (e)	1,399,999	2,219
Lasertec Corp.	335,000	4,306
Leeno Industrial, Inc.	200,000	3,063
MediaTek, Inc.	500,000	6,818
Melexis NV (e)	3,300,000	53,490
Miraial Co. Ltd.	150,000	3,883
Nextchip Co. Ltd. (e)	370,044	6,493
Novatek Microelectronics Corp.	1,500,000	4,990
Photronics, Inc. (a)	945,604	6,232
Powertech Technology, Inc.	8,600,000	32,280
Sporton International, Inc.	3,500,000	8,316
Sunplus Technology Co. Ltd. (a)	7,000,000	5,496
Telechips, Inc. (e)	1,058,800	7,592
Trio-Tech International (a)(e)	322,543	1,616
UKC Holdings Corp. (e)	1,570,000	20,065
Varitronix International Ltd. (e)	20,000,000	10,081
Y. A. C. Co., Ltd.	300,000	2,507
		335,107
Software - 2.9%
AdaptIT Holdings Ltd.	1,000,000	95
ANSYS, Inc. (a)(e)	5,100,000	267,495
ClickSoftware Technologies Ltd. (a)	50,000	367
Cybernet Systems Co. Ltd. (e)	20,500	5,492
DTS Corp.	200,000	2,434
ebix.com, Inc. (a)(d)(e)	1,800,000	40,590
Epicor Software Corp. (a)	1,739,115	18,017
Exact Holdings NV	725,000	20,927
Geodesic Ltd. (e)	4,873,000	8,512
Hudson Soft Co. Ltd.	700,000	2,584
ICSA (India) Ltd.	650,000	1,704
ICT Automatisering NV (a)(e)	874,000	6,662
IGE + XAO SA	30,000	1,045
Infomedia Ltd.	9,661,730	2,503
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
KSK Co., Ltd. (e)	466,800	$ 3,145
MICROS Systems, Inc. (a)	100,036	4,576
MicroStrategy, Inc. Class A (a)	40,000	4,254
Net 1 UEPS Technologies, Inc. (a)	550,000	6,358
NSD Co. Ltd.	250,000	2,598
Nucleus Software Exports Ltd.	1,050,000	2,368
Oracle Corp.	16,000,000	512,480
Pervasive Software, Inc. (a)	389,813	2,160
Pro-Ship, Inc.	93,800	2,059
Progress Software Corp. (a)	1,500,069	42,962
Sage Group PLC	350,000	1,654
Shanda Games Ltd. sponsored ADR (a)	300,000	1,791
Societe Pour L'Informatique Industrielle SA (e)	1,143,872	7,658
SWORD Group	325,000	10,086
Vasco Data Security International, Inc. (a)	827,966	6,268
VIC Tokai Corp.	228,500	2,032
		990,876
TOTAL INFORMATION TECHNOLOGY		5,622,093
MATERIALS - 3.8%
Chemicals - 2.3%
Aditya Birla Chemicals India Ltd. (e)	2,256,846	6,656
American Vanguard Corp. (e)	1,700,799	14,100
Aronkasei Co. Ltd.	450,000	2,127
C. Uyemura & Co. Ltd. (e)	653,800	28,675
Chase Corp. (e)	894,586	13,777
Core Molding Technologies, Inc. (a)	314,306	1,930
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	5,700,000	19,858
Deepak Nitrite Ltd. (e)	540,154	2,312
EcoGreen Fine Chemical Group Ltd. (e)	43,184,000	16,450
FMC Corp.	2,000,000	152,120
Fujikura Kasei Co., Ltd. (e)	3,065,000	22,106
Gujarat Narmada Valley Fertilizers Co. (a)	2,750,000	6,658
Gujarat State Fertilizers & Chemicals Ltd.	1,450,000	10,733
Honshu Chemical Industry Co., Ltd. (e)	763,000	5,624
Innospec, Inc. (a)(e)	1,396,271	28,093
KPC Holdings Corp.	43,478	2,194
Kpx Chemical Co. Ltd.	163,083	8,286
Miwon Commercial Co. Ltd.	20,850	2,327
Muto Seiko Co. Ltd.	150,000	1,276
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
OM Group, Inc. (a)(e)	2,269,800	$ 82,121
SK Kaken Co. Ltd.	314,000	12,433
Soda Aromatic Co. Ltd.	18,300	156
Soken Chemical & Engineer Co. Ltd. (e)	805,000	11,779
Spartech Corp. (a)	102,000	852
T&K Toka Co. Ltd. (e)	660,000	9,488
Thai Carbon Black PCL (For. Reg.)	11,500,000	12,187
Thai Rayon PCL (For. Reg.)	3,100,000	7,297
Yara International ASA	4,800,000	270,073
Yip's Chemical Holdings Ltd. (e)	33,296,000	39,972
		791,660
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	850,700	5,099
JK Cement Ltd.	150,000	409
Mitani Sekisan Co. Ltd.	1,000,100	5,422
Titan Cement Co. SA (Reg.)	575,000	12,154
		23,084
Containers & Packaging - 0.5%
Chuoh Pack Industry Co. Ltd. (e)	355,000	4,455
Kohsoku Corp. (e)	2,088,400	19,312
Silgan Holdings, Inc.	2,600,000	97,058
Starlite Holdings Ltd.	3,000,000	177
The Pack Corp. (e)	1,730,000	29,234
Vidrala SA	105,000	2,931
		153,167
Metals & Mining - 0.9%
Blue Earth Refineries, Inc.	274,309	165
Chubu Steel Plate Co. Ltd.	500,000	2,827
Compania de Minas Buenaventura SA sponsored ADR	3,000,000	123,000
Hill & Smith Holdings PLC	550,000	2,484
Horsehead Holding Corp. (a)(e)	2,650,000	33,682
Industrias Penoles SA de CV	1,750,000	58,006
Korea Steel Shapes Co. Ltd.	42,000	1,718
Orosur Mining, Inc. (a)	1,515,000	1,740
Orvana Minerals Corp. (a)	1,500,000	4,990
Pacific Metals Co. Ltd.	1,600,000	13,684
Sherritt International Corp.	900,000	7,857
Terra Nova Royalty Corp.	36,538	279
Tohoku Steel Co. Ltd. (e)	595,000	7,720
Tokyo Kohtetsu Co. Ltd.	125,000	777
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Tokyo Tekko Co. Ltd. (e)	4,600,000	$ 12,778
Universal Stainless & Alloy Products, Inc. (a)	272,681	8,726
Webco Industries, Inc. (a)	9,122	842
Yamato Kogyo Co. Ltd.	258,000	7,758
		289,033
Paper & Forest Products - 0.0%
Gunns Ltd. (a)	750,000	430
Stella-Jones, Inc.	35,000	1,207
Stella-Jones, Inc.	165,000	5,688
		7,325
TOTAL MATERIALS		1,264,269
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc. (e)	1,338,800	50,004
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	209	463
SK Telecom Co. Ltd. sponsored ADR	1,875,000	32,438
		32,901
TOTAL TELECOMMUNICATION SERVICES		82,905
UTILITIES - 0.1%
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,600,000	4,483
Keiyo Gas Co. Ltd.	606,000	2,584
KyungDong City Gas Co. Ltd.	139,700	5,289
Otaki Gas Co. Ltd.	725,000	3,621
UGI Corp.	200,000	6,270
		22,247
Independent Power Producers & Energy Traders - 0.0%
Drax Group PLC	50,000	311
Mega First Corp. Bhd (e)	22,662,000	12,658
		12,969
TOTAL UTILITIES		35,216
TOTAL COMMON STOCKS (Cost $19,544,736)		29,443,622
Preferred Stocks - 0.5%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.3%
Johnson Controls, Inc. 11.50%	500,000	$ 94,425
Automobiles - 0.2%
General Motors Co. 4.75%	1,000,000	54,310
TOTAL CONSUMER DISCRETIONARY		148,735
FINANCIALS - 0.0%
Commercial Banks - 0.0%
East West Bancorp, Inc. Series A, 8.00%	3,195	4,936
TOTAL CONVERTIBLE PREFERRED STOCKS		153,671
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Hite Holdings Co. Ltd.	48,534	533
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,289
TOTAL CONSUMER STAPLES		1,822
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Pacific Pharmaceutical Co. Ltd.	14,370	381
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,250,000	9,352
TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,555
TOTAL PREFERRED STOCKS (Cost $88,642)		165,226
Convertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14	$ 37,150	$ 33,279
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	8,170	17,034
TOTAL CONVERTIBLE BONDS (Cost $42,821)		50,313
Money Market Funds - 13.3%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	4,102,075,440	4,102,075
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	370,930,587	370,931
TOTAL MONEY MARKET FUNDS (Cost $4,473,006)		4,473,006
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $24,149,205)		34,132,167
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(408,734)
NET ASSETS - 100%		$ 33,723,433
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,131,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,795,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Vitran Corp., Inc.	9/17/09	$ 4,534
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,654
Fidelity Securities Lending Cash Central Fund	3,000
Total	$ 6,654
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 8,152	$ -	$ -	$ -	$ 6,835
Aalberts Industries NV	70,048	23,336	-	-	116,714
Aastra Technologies Ltd.	6,692	16,621	-	109	25,105
Abbey PLC	20,393	-	-	235	23,971
Abercrombie & Fitch Co. Class A	329,874	-	47,571	3,050	403,280
Adams Resources & Energy, Inc.	8,856	-	-	228	10,547
Aditya Birla Chemicals India Ltd.	2,313	3,543	-	-	6,656
Advocat, Inc.	2,662	41	-	62	3,134
Aeropostale, Inc.	67,521	49,169	-	-	107,334
Air T, Inc.	2,457	-	-	-	2,379
AJIS Co. Ltd.	6,926	-	-	-	7,266
Alabama Aircraft Industries, Inc.	289	-	-	-	319
Almost Family, Inc.	4,205	9,090	-	-	16,695
Alps Logistics Co. Ltd.	17,651	-	-	333	20,601
Ambassadors Group, Inc.	6,158	4,594	-	97	10,488
Amedisys, Inc.	75,024	675	-	-	98,247
American HomePatient, Inc.	$ 677	$ -	$ 688	$ -	$ -
American Vanguard Corp.	10,688	3,579	468	30	14,100
AMERIGROUP Corp.	178,334	-	265	-	260,803
AmSurg Corp.	43,107	-	-	-	49,578
ANSYS, Inc.	229,245	-	-	-	267,495
AOC Holdings, Inc.	27,634	-	-	-	34,916
Arctic Cat, Inc.	12,143	-	3,161	-	16,020
ARK Restaurants Corp.	4,517	-	-	174	5,058
Arrhythmia Research Technology, Inc.	1,355	-	-	16	1,507
Arts Optical International Holdings Ltd.	9,443	902	-	170	9,869
ASTI Corp.	5,355	-	-	93	5,229
Atlantic Tele-Network, Inc.	59,858	-	-	589	50,004
Axell Corp.	19,661	7,238	-	521	23,606
Axis Capital Holdings Ltd.	247,022	-	-	3,487	281,972
AZZ, Inc.	48,318	-	-	278	44,500
Barratt Developments PLC	126,805	-	-	-	123,978
Basic Energy Services, Inc.	24,362	-	22,288	-	-
Belc Co. Ltd.	21,168	-	-	322	24,931
Belluna Co. Ltd.	24,489	-	-	422	30,819
Bellway PLC	68,394	-	-	795	73,821
Benihana, Inc.	4,400	-	-	-	5,356
Benihana, Inc. Class A (sub. vtg.)	3,452	-	-	-	4,499
Black Box Corp.	60,302	-	13,189	210	56,312
Blyth, Inc.	35,156	-	-	978	29,885
BMTC Group, Inc. Class A (sub. vtg.)	122,011	-	-	1,188	128,205
Brinker International, Inc.	161,255	-	26,567	2,871	211,770
C. Uyemura & Co. Ltd.	27,497	957	-	-	28,675
Calian Technologies Ltd.	13,632	-	-	283	14,192
Career Education Corp.	112,378	3,089	1,349	-	105,468
Cascade Corp.	37,301	1,556	47,508	175	-
Cathay General Bancorp	48,510	-	-	83	71,404
CE Franklin Ltd.	9,036	187	-	-	11,612
CEC Entertainment, Inc.	$ 75,539	$ -	$ 6,642	$ -	$ 73,900
Center Financial Corp.	11,223	70	-	-	16,062
Chase Corp.	11,995	624	-	302	13,777
Chime Communications PLC	11,617	634	-	129	19,136
Chuoh Pack Industry Co. Ltd.	1,816	1,352	-	45	4,455
CKD Corp.	36,338	201	-	364	53,513
ClearOne Communications, Inc.	3,032	-	-	-	4,902
Clip Corp.	2,676	-	-	-	3,409
Columbus McKinnon Corp. (NY Shares)	19,504	655	5,658	-	16,870
Cosmos Pharmaceutical Corp.	46,118	2,286	-	-	76,389
Coventry Health Care, Inc.	289,015	1,339	-	-	438,630
CRA International, Inc.	12,492	1,628	-	-	18,211
Craftmade International, Inc.	3,278	-	-	-	2,679
Create SD Holdings Co. Ltd.	42,372	1,586	-	-	46,288
CSE Global Ltd.	28,135	249	-	-	39,539
Cybernet Systems Co. Ltd.	6,540	-	-	29	5,492
D.R. Horton, Inc.	267,786	-	3,879	1,823	297,360
Daewon Pharmaceutical Co. Ltd.	6,931	-	-	170	7,804
Daiichi Kensetsu Corp.	13,283	466	-	-	13,232
DCC PLC (Ireland)	204,161	-	-	2,926	245,730
Deepak Fertilisers and Petrochemicals Corp. Ltd.	16,440	1,911	-	-	19,858
Deepak Nitrite Ltd.	1,525	824	-	-	2,312
Delta Apparel, Inc.	12,587	-	-	-	10,968
Deswell Industries, Inc.	3,327	-	-	-	2,845
Diodes, Inc.	65,420	-	-	-	95,245
Ditech Networks, Inc.	2,684	-	29	-	2,958
Divestco, Inc.	3,349	-	-	4	913
Dongyang Engineering & Construction Corp.	2,068	793	-	99	3,028
Dorel Industries, Inc. Class B (sub. vtg.)	75,260	34,704	-	638	-
ebix.com, Inc.	29,234	846	-	-	40,590
EcoGreen Fine Chemical Group Ltd.	$ 11,445	$ 482	$ -	$ 49	$ 16,450
Educational Development Corp.	2,074	-	-	104	2,631
Elematec Corp.	19,478	1,656	-	277	26,705
ELMOS Semiconductor AG	12,533	-	10,098	-	-
Endurance Specialty Holdings Ltd.	100,334	-	-	1,300	120,874
EOH Holdings Ltd.	5,112	7,472	-	260	16,259
Exactech, Inc.	11,046	321	3,838	-	-
Excel Co. Ltd.	10,590	-	-	151	11,439
Farstad Shipping ASA	67,630	15,763	-	-	97,309
Federal Screw Works	443	-	-	-	525
First Juken Co. Ltd.	6,017	5,394	-	106	13,902
Folli Follie Group	43,160	7,538	-	264	67,159
Food Empire Holdings Ltd.	13,226	-	-	-	20,677
Foremost Income Fund	12,081	-	-	356	13,324
Fornix Biosciences NV	2,817	-	-	1,740	1,629
Fossil, Inc.	261,360	-	36,834	-	426,300
Fresh Del Monte Produce, Inc.	132,540	-	-	318	168,219
Fujikura Kasei Co., Ltd.	17,754	1,085	-	223	22,106
Fursys, Inc.	15,635	1,883	-	360	15,310
Fyffes PLC (Ireland)	15,484	-	-	236	17,619
Gennum Corp.	18,864	2,248	-	81	23,490
Genworth MI Canada, Inc.	148,054	-	4,146	2,311	148,714
Geodesic Ltd.	7,122	3,044	-	82	8,512
Gildan Activewear, Inc.	353,855	-	13,808	-	323,374
Glentel, Inc.	15,891	-	-	508	27,937
Goodfellow, Inc.	9,204	-	-	214	10,444
Group 1 Automotive, Inc.	49,896	-	42,124	180	-
Gulliver International Co. Ltd.	49,176	-	-	341	43,129
Halows Co. Ltd.	9,822	1,369	-	-	13,234
Hampshire Group Ltd.	4,186	-	-	-	3,496
Handsome Co. Ltd.	33,677	-	-	427	41,550
Hankook Shell Oil Co. Ltd.	10,387	-	303	943	13,480
Hardinge, Inc.	5,129	-	-	6	5,305
Health Net, Inc.	153,075	-	121,354	-	-
Healthspring, Inc.	90,240	5,543	-	-	154,989
Healthways, Inc.	24,432	398	-	-	20,922
Heartland Payment Systems, Inc.	$ 41,817	$ 14,790	$ 819	$ 63	$ 56,880
Helen of Troy Ltd.	67,807	455	-	-	80,000
Henry Boot PLC	15,208	-	-	231	18,205
Holidaybreak PLC	3,256	15,366	-	-	23,124
Honeys Co. Ltd.	31,038	-	3,002	184	20,967
Honshu Chemical Industry Co., Ltd.	3,645	435	-	46	5,624
Hornbeck Offshore Services, Inc.	22,299	10,379	-	-	44,076
Horsehead Holding Corp.	20,299	-	-	-	33,682
Hoshiiryou Sanki Co. Ltd.	5,419	767	-	56	7,036
Houston Wire & Cable Co.	10,358	773	-	146	11,967
HTL International Holdings Ltd.	13,084	-	-	447	14,837
Hurco Companies, Inc.	10,858	-	-	-	16,377
Hutech Norin Co. Ltd.	8,828	-	-	115	9,600
Huvitz Co. Ltd.	-	3,876	-	22	4,517
Hwacheon Machine Tool Co. Ltd.	6,805	-	-	136	7,069
I-Sheng Electric Wire & Cable Co. Ltd.	5,447	10,625	-	-	16,000
ICT Automatisering NV	4,729	-	-	-	6,662
Ihara Science Corp.	4,876	1,323	-	-	5,919
Ildong Pharmaceutical Co. Ltd.	15,483	-	-	-	17,493
Image Sensing Systems, Inc.	4,214	123	-	-	4,954
Indra Sistemas SA	169,160	86,441	-	-	288,003
Innospec, Inc.	22,275	-	12,733	-	28,093
Inoue Kinzoku Kogyo Co. Ltd.	3,731	-	-	30	7,184
Insteel Industries, Inc.	9,458	3,818	-	84	16,609
Intage, Inc.	20,265	-	-	-	23,200
Intelligent Digital Integrated Security Co., Ltd.	12,610	12	-	146	14,492
Inter Parfums, Inc.	32,283	-	17,959	185	-
INTOPS Co. Ltd.	14,650	-	-	162	16,778
INZI Controls Co. Ltd.	5,524	-	-	111	7,283
Isewan Terminal Service Co. Ltd.	6,779	-	-	174	8,366
j2 Global Communications, Inc.	88,563	998	8,485	-	96,600
Jack in the Box, Inc.	$ 135,518	$ -	$ -	$ -	$ 144,124
Jackson Hewitt Tax Service, Inc.	2,409	-	-	-	3,385
JAKKS Pacific, Inc.	44,076	-	-	-	48,293
Jaya Holdings Ltd.	33,957	2,179	-	-	39,985
Jeil Pharmaceutical Co.	7,004	1,417	-	58	8,001
JLM Couture, Inc.	296	-	-	-	280
Jos. A. Bank Clothiers, Inc.	107,091	-	-	-	116,973
Jumbo SA	59,628	2,032	-	1,671	54,457
KEC Holdings Co. Ltd.	2,285	-	-	26	2,219
Kinetic Concepts, Inc.	94,288	54,204	-	-	194,123
Knoll, Inc.	65,717	53	-	375	78,477
Know IT AB	7,144	6,627	-	-	18,451
Kohsoku Corp.	14,225	3,216	-	183	19,312
Kondotec, Inc.	6,908	-	-	144	7,541
Korea Electric Terminal Co. Ltd.	11,541	-	-	102	12,158
KSK Co., Ltd.	3,420	241	-	-	3,145
KunWha Pharmaceutical Co., Ltd.	3,325	-	-	142	3,337
Kyeryong Construction Industrial Co. Ltd.	10,684	-	-	261	14,194
Kyoto Kimono Yuzen Co. Ltd.	10,797	1,438	-	146	13,660
LHC Group, Inc.	7,817	38,639	-	-	49,676
LifePoint Hospitals, Inc.	95,821	-	43,191	-	-
Lincare Holdings, Inc.	319,656	-	-	5,381	363,918
M/I Homes, Inc.	19,026	-	-	-	26,438
MAIR Holdings, Inc.	0	-	-	-	0
MarineMax, Inc.	10,833	-	-	-	12,885
Maruzen Co., Ltd.	7,313	1,317	-	131	10,217
Mastek Ltd.	11,403	-	-	55	7,296
McCormick & Schmick's Seafood Restaurants	8,613	-	5,885	-	-
Medical Action Industries, Inc.	22,390	-	-	-	13,238
Mega First Corp. Bhd	9,001	3,130	-	93	12,658
Melbourne IT Ltd.	3,932	11,053	-	160	15,536
Melexis NV	41,290	-	-	1,172	53,490
Mesa Laboratories, Inc.	7,604	-	-	73	9,300
Metro, Inc. Class A (sub. vtg.)	467,028	-	-	3,050	472,023
Michang Oil Industrial Co. Ltd.	$ 6,785	$ -	$ -	$ 292	$ 7,873
Miller Industries, Inc.	8,290	-	8,891	-	-
Mitie Group PLC	49,777	10,453	-	1,197	64,683
Molina Healthcare, Inc.	38,753	-	-	-	-
Monarch Casino & Resort, Inc.	13,845	-	-	-	14,092
Motonic Corp.	24,887	-	-	722	22,660
Movado Group, Inc.	20,499	-	4,922	-	21,615
Mr. Bricolage SA	8,777	2,508	-	-	11,325
Murakami Corp.	8,302	-	-	46	12,647
Nadex Co. Ltd.	2,444	198	-	36	2,439
National Interstate Corp.	21,055	1,139	477	154	20,605
NBTY, Inc.	247,896	-	252,599	-	-
NETGEAR, Inc.	84,824	-	42,498	-	79,708
New Frontier Media, Inc.	3,178	-	-	-	3,860
Next PLC	380,200	104,102	5,143	4,754	455,971
Nextchip Co. Ltd.	1,841	3,924	-	50	6,493
Nice e-Banking Services	-	4,736	-	97	4,440
Nice Information Servic Co. Ltd.	4,677	675	-	105	-
Nippo Ltd.	2,624	1,288	-	-	4,622
Nishimatsuya Chain Co. Ltd.	64,948	31	-	681	62,399
NN, Inc.	6,597	-	10,753	-	-
North Central Bancshares, Inc.	2,185	-	-	3	2,158
North Valley Bancorp	5,890	146	-	-	5,967
Nutraceutical International Corp.	18,010	-	-	-	15,860
Oil States International, Inc.	228,970	-	30,937	-	304,920
OM Group, Inc.	61,285	-	-	-	82,121
Optical Cable Corp.	1,606	-	-	5	3,276
Orbotech Ltd.	26,999	-	-	-	34,814
Oriental Financial Group, Inc.	19,541	-	-	203	29,604
Oriental Watch Holdings Ltd.	6,142	-	11,695	192	-
P&F Industries, Inc. Class A	776	-	-	-	1,350
Pacer International, Inc.	15,038	-	-	-	11,406
Pacific Premier Bancorp, Inc.	$ 4,077	$ -	$ -	$ -	$ 6,324
Pal Co. Ltd.	32,398	-	-	-	27,856
Papa John's International, Inc.	69,657	-	-	-	78,924
Parker Corp.	4,443	-	-	40	6,140
PetMed Express, Inc.	38,680	-	-	606	36,595
Physicians Formula Holdings, Inc.	4,046	-	-	-	4,622
Piolax, Inc.	19,150	198	-	167	22,998
Plenus Co. Ltd.	45,705	-	6,545	812	41,362
Prim SA	13,450	-	-	93	11,165
Progress Software Corp.	65,788	-	47,810	-	-
RCM Technologies, Inc.	6,669	-	-	-	5,941
Red Robin Gourmet Burgers, Inc.	32,713	-	20,305	-	-
Relo Holdings Corp.	12,676	3,527	-	-	19,264
RenaissanceRe Holdings Ltd.	177,382	-	-	1,550	203,422
Republic Airways Holdings, Inc.	15,625	8,391	-	-	22,952
ResCare, Inc.	17,072	-	23,035	-	-
Rex American Resources Corp.	20,994	-	135	-	19,578
Rimage Corp.	15,859	155	145	-	13,393
Rocky Brands, Inc.	5,898	-	-	-	8,140
Rocky Mountain Chocolate Factory, Inc.	4,740	-	-	100	5,135
Ross Stores, Inc.	329,125	-	-	2,000	407,500
Ruby Tuesday, Inc.	65,122	-	-	-	85,895
Ruth's Hospitality Group, Inc.	9,483	-	-	-	10,938
Sakai Moving Service Co. Ltd.	16,519	-	-	215	16,692
Samsung Climate Control Co. Ltd.	2,746	-	-	10	3,270
Sanei-International Co. Ltd.	16,054	-	-	344	15,549
ScanSource, Inc.	58,277	691	4,441	-	72,420
Seagate Technology	188,250	143,209	-	-	371,000
Secom Techno Service Co. Ltd.	38,974	-	-	-	43,156
SED International Holdings, Inc.	1,235	-	-	-	1,663
Select Harvests Ltd.	5,762	8,256	-	180	14,933
Senshu Electric Co. Ltd.	$ 10,634	$ -	$ -	$ 123	$ 13,579
Shibaura Electronics Co. Ltd.	11,355	48	-	-	13,156
Shinsegae Engineering & Construction Co. Ltd.	3,244	-	-	115	4,367
ShoLodge, Inc.	75	-	-	-	100
Sigmatron International, Inc.	2,032	-	-	-	2,772
SinoCom Software Group Ltd.	10,378	397	211	-	7,811
Sinwa Ltd.	2,206	1,546	-	-	3,694
SJM Co. Ltd.	3,974	-	-	-	4,236
SJM Holdings Co. Ltd.	2,069	2,160	-	137	5,071
SMART Modular Technologies (WWH), Inc.	33,544	689	-	-	42,656
Societe Pour L'Informatique Industrielle SA	4,740	1,683	-	63	7,658
Softbank Technology Corp.	4,932	78	-	-	5,139
Soken Chemical & Engineer Co. Ltd.	13,022	-	-	-	11,779
Sonic Corp.	53,821	385	-	-	59,103
Span-America Medical System, Inc.	4,253	241	-	54	4,011
Spectrum Control, Inc.	14,224	-	12,765	-	-
Sportscene Group, Inc. Class A	4,669	-	-	102	5,194
Stanley Furniture Co., Inc.	3,736	943	-	-	5,352
Stantec, Inc.	61,824	-	3,490	-	71,324
Steiner Leisure Ltd.	70,142	-	-	-	73,128
Step Co. Ltd.	4,801	458	-	179	6,069
Strattec Security Corp.	7,140	-	219	411	10,829
Strongco Corp.	2,766	641	-	-	4,342
Sun Hing Vision Group Holdings Ltd.	10,170	-	-	579	10,562
Sunjin Co. Ltd.	6,926	-	-	-	10,957
Super Micro Computer, Inc.	33,642	-	-	-	32,792
Swift Energy Co.	90,765	-	132,605	-	-
Syneron Medical Ltd.	32,847	-	-	-	37,793
SYNNEX Corp.	91,216	1,256	-	-	116,815
T&K Toka Co. Ltd.	4,418	4,196	-	62	9,488
Teems, Inc.	$ -	$ 167	$ -	$ -	$ 4,406
Tejon Ranch Co.	21,746	-	185	-	-
Telechips, Inc.	6,867	7	-	62	7,592
The Men's Wearhouse, Inc.	58,380	11,412	28,722	558	-
The Pack Corp.	30,723	1,937	-	388	29,234
The PMI Group, Inc.	38,775	-	-	-	36,050
Theragenics Corp.	3,999	-	-	-	5,453
Tohoku Steel Co. Ltd.	5,645	-	-	59	7,720
Token Corp.	16,672	12,379	-	-	39,839
Tokyo Kisen Co. Ltd.	4,432	-	-	-	5,446
Tokyo Tekko Co. Ltd.	11,231	-	-	102	12,778
Tomen Electronics Corp.	17,596	-	-	247	25,655
Total Energy Services, Inc.	23,153	-	-	165	39,996
Total System Services, Inc.	196,076	19,574	-	2,034	252,884
Tow Co. Ltd.	6,368	-	-	220	7,197
Trancom Co. Ltd.	18,755	-	-	-	19,685
Trifast PLC	4,243	-	325	-	6,097
Trio-Tech International	1,293	-	-	-	1,616
Triple-S Management Corp.	24,729	7,726	-	-	31,765
Tuesday Morning Corp.	15,771	68	-	-	17,976
Tungtex Holdings Co. Ltd.	4,050	-	-	333	4,317
Twin Disc, Inc.	7,599	-	8,644	41	-
UANGEL Corp.	4,860	-	-	131	4,168
UKC Holdings Corp.	12,576	6,391	-	-	20,065
Uni-Select, Inc.	53,679	-	-	385	55,651
Unit Corp.	147,242	7,753	-	-	195,840
United Stationers, Inc.	65,834	-	-	-	75,718
Universal Security Instruments, Inc.	1,375	-	-	-	1,993
Universal Stainless & Alloy Products, Inc.	9,689	-	4,428	-	-
Unum Group	363,979	-	1,107	2,942	396,546
Up, Inc.	4,578	-	107	-	5,208
US 1 Industries, Inc.	1,262	112	-	-	1,975
USEC, Inc.	47,558	-	40,111	-	-
USS Co. Ltd.	150,419	-	-	2,010	160,331
Utah Medical Products, Inc.	11,436	-	616	533	11,925
Varitronix International Ltd.	9,992	-	6,239	229	10,081
Venture Corp. Ltd.	$ 156,436	$ -	$ -	$ -	$ 176,120
VST Holdings Ltd.	12,771	8,746	-	-	26,856
W&T Offshore, Inc.	58,714	381	-	4,736	130,240
Whanin Pharmaceutical Co. Ltd.	10,851	-	-	679	11,377
Win International Co., Ltd.	4,260	1,166	-	-	6,755
Winland Electronics, Inc.	257	-	31	-	247
Wireless Telecom Group, Inc.	1,308	-	-	-	1,838
Workman Co. Ltd.	21,548	1,090	-	-	29,001
XAC Automation Corp.	6,242	4,246	569	-	10,515
Xyratex Ltd.	37,671	2,054	1,052	-	39,791
YBM Sisa.com, Inc.	4,519	1,146	-	360	5,929
Yip's Chemical Holdings Ltd.	34,407	-	911	1,400	39,972
Young Innovations, Inc.	21,121	-	1,256	854	22,515
Youngone Holdings Co. Ltd.	19,584	1,501	-	295	28,731
Yusen Logistics Co. Ltd.	62,425	-	-	420	58,786
Yutaka Giken Co. Ltd.	29,626	2,632	-	227	44,910
Total	$ 13,018,145	$ 903,504	$ 1,217,765	$ 85,615	$ 14,630,952
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,376,550	$ 8,376,184	$ 86	$ 280
Consumer Staples	2,332,410	2,321,453	-	10,957
Energy	2,160,972	1,792,849	368,123	-
Financials	2,992,235	2,710,862	281,213	160
Health Care	4,126,401	4,126,401	-	-
Industrials	2,606,445	2,593,121	-	13,324
Information Technology	5,622,093	5,622,093	-	-
Materials	1,273,621	1,271,294	-	2,327
Telecommunication Services	82,905	82,905	-	-
Utilities	35,216	35,216	-	-
Corporate Bonds	50,313	-	50,313	-
Money Market Funds	4,473,006	4,473,006	-	-
Total Investments in Securities:	$ 34,132,167	$ 33,405,384	$ 699,735	$ 27,048
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 157
Total Realized Gain (Loss)	(25,666)
Total Unrealized Gain (Loss)	31,659
Cost of Purchases	-
Proceeds of Sales	(8)
Amortization/Accretion	-
Transfers in to Level 3	20,906
Transfers out of Level 3	-
Ending Balance	$ 27,048
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 5,986

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	61.1%
Japan	6.8%
Canada	6.5%
Bermuda	3.0%
Ireland	2.6%
United Kingdom	2.5%
Netherlands	2.4%
Taiwan	2.3%
Cayman Islands	1.6%
Korea (South)	1.2%
Italy	1.2%
Norway	1.2%
Singapore	1.0%
Others (Individually Less Than 1%)	6.6%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $276,481,000 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2011

Assets
Investment in securities, at value (including securities loaned of $359,347) - See accompanying schedule: Unaffiliated issuers (cost $9,714,848)	$ 15,028,209
Fidelity Central Funds (cost $4,473,006)	4,473,006
Other affiliated issuers (cost $9,961,351)	14,630,952
Total Investments (cost $24,149,205)		$ 34,132,167
Foreign currency held at value (cost $868)		868
Receivable for investments sold		28,445
Receivable for fund shares sold		41,677
Dividends receivable		20,125
Interest receivable		459
Distributions receivable from Fidelity Central Funds		805
Prepaid expenses		75
Other receivables		1,252
Total assets		34,225,873

Liabilities
Payable for investments purchased	$ 69,614
Payable for fund shares redeemed	38,789
Accrued management fee	17,124
Other affiliated payables	4,354
Other payables and accrued expenses	1,628
Collateral on securities loaned, at value	370,931
Total liabilities		502,440

Net Assets		$ 33,723,433
Net Assets consist of:
Paid in capital		$ 23,187,139
Distributions in excess of net investment income		(24,555)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		577,948
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,982,901
Net Assets		$ 33,723,433

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2011

Low-Priced Stock: Net Asset Value, offering price and redemption price per share ($27,383,452 ÷ 704,178 shares)	$ 38.89

Class K: Net Asset Value, offering price and redemption price per share ($6,339,981 ÷ 163,104 shares)	$ 38.87

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2011

Investment Income
Dividends (including $85,615 earned from other affiliated issuers)		$ 181,302
Interest		997
Income from Fidelity Central Funds		6,654
Total income		188,953

Expenses
Management fee Basic fee	$ 94,293
Performance adjustment	10,575
Transfer agent fees	24,947
Accounting and security lending fees	1,050
Custodian fees and expenses	2,008
Independent trustees' compensation	87
Appreciation in deferred trustee compensation account	1
Registration fees	178
Audit	106
Legal	97
Miscellaneous	151
Total expenses before reductions	133,493
Expense reductions	(534)	132,959
Net investment income (loss)		55,994
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	572,448
Other affiliated issuers	319,192
Foreign currency transactions	547
Total net realized gain (loss)		892,187
Change in net unrealized appreciation (depreciation) on: Investment securities	4,205,258
Assets and liabilities in foreign currencies	50
Total change in net unrealized appreciation (depreciation)		4,205,308
Net gain (loss)		5,097,495
Net increase (decrease) in net assets resulting from operations		$ 5,153,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,994	$ 62,300
Net realized gain (loss)	892,187	597,601
Change in net unrealized appreciation (depreciation)	4,205,308	3,667,557
Net increase (decrease) in net assets resulting from operations	5,153,489	4,327,458
Distributions to shareholders from net investment income	(140,567)	(107,927)
Distributions to shareholders from net realized gain	(6,923)	(68,658)
Total distributions	(147,490)	(176,585)
Share transactions - net increase (decrease)	(178,659)	669,658
Redemption fees	1,455	3,263
Total increase (decrease) in net assets	4,828,795	4,823,794

Net Assets
Beginning of period	28,894,638	24,070,844
End of period (including distributions in excess of net investment income of $24,555 and undistributed net investment income of $60,018, respectively)	$ 33,723,433	$ 28,894,638

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Low-Priced Stock

	Six months ended	Years ended July 31,
	January 31, 2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 33.07	$ 28.20	$ 37.19	$ 45.38	$ 42.40	$ 42.68
Income from Investment Operations
Net investment income (loss) D	.06	.07	.17	.28	.60 G	.31
Net realized and unrealized gain (loss)	5.92	5.00	(4.88)	(4.72)	6.49	2.29
Total from investment operations	5.98	5.07	(4.71)	(4.44)	7.09	2.60
Distributions from net investment income	(.15)	(.12)	(.17)	(.57)	(.33)	(.26)
Distributions from net realized gain	(.01)	(.08)	(4.11)	(3.18)	(3.78)	(2.62)
Total distributions	(.16)	(.20)	(4.28)	(3.75)	(4.11)	(2.88)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 38.89	$ 33.07	$ 28.20	$ 37.19	$ 45.38	$ 42.40
Total Return B,C	18.12%	18.06%	(13.90)%	(10.50)%	18.22%	6.38%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	.99%	.99%	.99%	.97%	.88%
Expenses net of fee waivers, if any	.89% A	.99%	.99%	.99%	.97%	.88%
Expenses net of all reductions	.88% A	.99%	.98%	.98%	.96%	.87%
Net investment income (loss)	.34% A	.21%	.67%	.68%	1.36% G	.72%
Supplemental Data
Net assets, end of period (in millions)	$ 27,383	$ 24,538	$ 21,792	$ 29,044	$ 38,968	$ 35,818
Portfolio turnover rate F	18% A	20%	31%	36%	11%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.28 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended	Years ended July 31,
	January 31, 2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 33.11	$ 28.22	$ 37.20	$ 40.45
Income from Investment Operations
Net investment income (loss) D	.08	.11	.20	.08
Net realized and unrealized gain (loss)	5.91	5.01	(4.86)	(3.33)
Total from investment operations	5.99	5.12	(4.66)	(3.25)
Distributions from net investment income	(.23)	(.15)	(.21)	-
Distributions from net realized gain	(.01)	(.08)	(4.11)	-
Total distributions	(.23) J	(.23)	(4.32)	-
Redemption fees added to paid in capitalD,I	-	-	-	-
Net asset value, end of period	$ 38.87	$ 33.11	$ 28.22	$ 37.20
Total Return B,C	18.18%	18.23%	(13.74)%	(8.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.75% A	.85%	.81%	.88% A
Expenses net of fee waivers, if any	.75% A	.85%	.81%	.88% A
Expenses net of all reductions	.75% A	.85%	.81%	.88% A
Net investment income (loss)	.47% A	.35%	.84%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,339,981	$ 4,356,602	$ 2,278,591	$ 92
Portfolio turnover rate F	18% A	20%	31%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,714,154
Gross unrealized depreciation	(1,733,186)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,980,968

Tax cost	$ 24,151,199

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,424,779 and $3,617,524, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Low-Priced Stock	$ 23,548.18
Class K	1,399.05
	$ 24,947

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $93 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $55 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,252. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,000, including $33 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $531 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Low-Priced Stock	$ 106,681	$ 95,170
Class K	33,886	12,757
Total	$ 140,567	$ 107,927
From net realized gain
Low-Priced Stock	$ 5,786	$ 61,899
Class K	1,137	6,759
Total	$ 6,923	$ 68,658

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010 A	Six months ended January 31, 2011	Year ended July 31, 2010 A
Low-Priced Stock
Shares sold	71,540	141,793	$ 2,610,373	$ 4,563,941
Conversion to Class K	-	(1,382)	-	(39,745)
Reinvestment of distributions	3,037	5,011	107,626	151,389
Shares redeemed	(112,438)	(176,083)	(3,992,016)	(5,653,239)
Net increase (decrease)	(37,861)	(30,661)	$ (1,274,017)	$ (977,654)
Class K
Shares sold	49,672	68,470	$ 1,754,125	$ 2,218,919
Conversion from Low-Priced Stock	-	1,381	-	39,745
Reinvestment of distributions	997	646	35,023	19,516
Shares redeemed	(19,159)	(19,645)	(693,790)	(630,868)
Net increase (decrease)	31,510	50,852	$ 1,095,358	$ 1,647,312

A Conversion transactions for Class K and Low-Priced Stock are presented for the period August 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 17, 2011

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Management
(Hong Kong) Limited

Fidelity Research & Management
(Japan.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

LPS-K-USAN-0311
1.863397.102

Fidelity

Value Discovery

Fund

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Value Discovery	.80%
Actual		$ 1,000.00	$ 1,174.50	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class K	.60%
Actual		$ 1,000.00	$ 1,175.40	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 3.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	2.6	3.2
Wells Fargo & Co.	2.2	3.0
Philip Morris International, Inc.	2.1	2.2
Chevron Corp.	2.0	2.3
Bank of America Corp.	1.9	2.6
U.S. Bancorp, Delaware	1.9	1.3
Citigroup, Inc.	1.9	2.0
Goldman Sachs Group, Inc.	1.8	0.6
Merck & Co., Inc.	1.7	2.0
General Electric Co.	1.6	1.2
	19.7
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.0	26.3
Industrials	13.4	11.6
Consumer Discretionary	12.7	10.8
Energy	12.4	10.8
Health Care	11.2	10.9
Asset Allocation (% of fund's net assets)
As of January 31, 2011 *	As of July 31, 2010 **
Stocks 100.1%	Stocks 99.4%
Short-Term Investments and Net Other Assets† (0.1)%	Short-Term Investments and Net Other Assets 0.6%

* Foreign investments	8.9%	**Foreign investments	6.3%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.6%
Modine Manufacturing Co. (a)	101,500	$ 1,674,750
Tenneco, Inc. (a)	56,400	2,331,012
		4,005,762
Automobiles - 1.2%
Bayerische Motoren Werke AG (BMW)	45,656	3,505,172
General Motors Co.	87,600	3,196,524
Harley-Davidson, Inc.	37,400	1,482,910
		8,184,606
Hotels, Restaurants & Leisure - 1.3%
Starbucks Corp.	51,761	1,632,024
Starwood Hotels & Resorts Worldwide, Inc.	45,400	2,677,238
WMS Industries, Inc. (a)	54,900	2,303,055
Wyndham Worldwide Corp.	71,600	2,014,108
		8,626,425
Household Durables - 3.7%
D.R. Horton, Inc.	445,170	5,515,656
Lennar Corp. Class A	272,400	5,273,664
PulteGroup, Inc. (a)(d)	669,862	5,285,211
Stanley Black & Decker, Inc.	107,590	7,819,641
		23,894,172
Media - 2.8%
The Walt Disney Co.	197,671	7,683,472
Time Warner Cable, Inc.	60,500	4,103,715
Virgin Media, Inc.	258,590	6,506,124
		18,293,311
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	49,300	3,152,242
Group 1 Automotive, Inc.	22,400	847,616
Lowe's Companies, Inc.	136,300	3,380,240
OfficeMax, Inc. (a)	87,200	1,401,304
TJX Companies, Inc.	29,900	1,416,961
		10,198,363
Textiles, Apparel & Luxury Goods - 1.5%
Phillips-Van Heusen Corp.	61,916	3,614,037
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Polo Ralph Lauren Corp. Class A	31,700	$ 3,397,606
VF Corp.	32,700	2,704,944
		9,716,587
TOTAL CONSUMER DISCRETIONARY		82,919,226
CONSUMER STAPLES - 5.6%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	19,890	1,097,353
The Coca-Cola Co.	63,500	3,990,975
		5,088,328
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	114,200	3,905,640
Susser Holdings Corp. (a)	58,290	840,542
Wal-Mart Stores, Inc.	24,100	1,351,287
Whole Foods Market, Inc.	49,200	2,544,132
		8,641,601
Household Products - 1.4%
Procter & Gamble Co.	143,800	9,078,094
Tobacco - 2.1%
Philip Morris International, Inc.	237,600	13,600,224
TOTAL CONSUMER STAPLES		36,408,247
ENERGY - 12.4%
Energy Equipment & Services - 4.1%
Baker Hughes, Inc.	77,392	5,302,126
Ensco International Ltd. ADR	115,400	6,270,836
Halliburton Co.	38,300	1,723,500
National Oilwell Varco, Inc.	102,000	7,537,800
Noble Corp.	148,200	5,668,650
		26,502,912
Oil, Gas & Consumable Fuels - 8.3%
Alpha Natural Resources, Inc. (a)	36,800	1,977,264
Apache Corp.	60,400	7,209,344
Chevron Corp.	134,581	12,775,774
Exxon Mobil Corp.	55,800	4,501,944
Frontier Oil Corp.	62,000	1,289,600
Holly Corp.	98,461	4,831,481
Occidental Petroleum Corp.	67,081	6,485,391
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	41,431	$ 3,942,574
Royal Dutch Shell PLC Class A sponsored ADR	109,000	7,737,910
Talisman Energy, Inc.	157,900	3,618,246
		54,369,528
TOTAL ENERGY		80,872,440
FINANCIALS - 24.0%
Capital Markets - 2.5%
Goldman Sachs Group, Inc.	71,445	11,689,831
Morgan Stanley	162,900	4,789,260
		16,479,091
Commercial Banks - 6.3%
City National Corp.	28,760	1,662,040
Huntington Bancshares, Inc.	312,700	2,263,948
M&T Bank Corp.	12,300	1,063,581
PNC Financial Services Group, Inc.	47,000	2,820,000
Regions Financial Corp.	225,100	1,598,210
Southwest Bancorp, Inc., Oklahoma	1,909	26,134
SunTrust Banks, Inc.	86,100	2,620,023
SVB Financial Group (a)	44,100	2,313,927
U.S. Bancorp, Delaware	456,500	12,325,500
Wells Fargo & Co.	434,872	14,098,550
		40,791,913
Consumer Finance - 0.4%
Discover Financial Services	140,200	2,886,718
Diversified Financial Services - 6.4%
Bank of America Corp.	901,287	12,374,671
Citigroup, Inc. (a)	2,551,892	12,300,119
JPMorgan Chase & Co.	383,921	17,253,411
		41,928,201
Insurance - 4.1%
AFLAC, Inc.	58,523	3,369,754
Allstate Corp.	85,000	2,646,900
Delphi Financial Group, Inc. Class A	90,300	2,598,834
Lincoln National Corp.	143,984	4,152,499
Loews Corp.	81,500	3,264,075
MetLife, Inc.	57,200	2,618,044
Prudential Financial, Inc.	45,000	2,767,950
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Unum Group	36,400	$ 907,816
XL Capital Ltd. Class A	185,800	4,258,536
		26,584,408
Real Estate Investment Trusts - 2.5%
CBL & Associates Properties, Inc.	247,603	4,224,107
DiamondRock Hospitality Co. (a)	105,746	1,282,699
HCP, Inc.	14,700	545,223
Lexington Corporate Properties Trust	161,500	1,367,905
ProLogis Trust	45,100	672,892
Public Storage	19,900	2,168,702
Rayonier, Inc.	19,600	1,160,516
The Macerich Co.	27,359	1,331,289
Weyerhaeuser Co.	139,500	3,233,610
		15,986,943
Real Estate Management & Development - 1.7%
CB Richard Ellis Group, Inc. Class A (a)	362,600	8,046,094
Forest City Enterprises, Inc. Class A (a)	39,000	659,490
Jones Lang LaSalle, Inc.	29,700	2,632,608
		11,338,192
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc. (a)	20,000	560,000
TOTAL FINANCIALS		156,555,466
HEALTH CARE - 11.2%
Biotechnology - 1.9%
Amgen, Inc. (a)	58,791	3,238,208
Anthera Pharmaceuticals, Inc.	109,600	425,248
ARIAD Pharmaceuticals, Inc. (a)	145,600	928,200
ArQule, Inc. (a)	62,800	384,964
BioMarin Pharmaceutical, Inc. (a)	38,000	965,960
Gilead Sciences, Inc. (a)	55,800	2,141,604
Keryx Biopharmaceuticals, Inc. (a)	159,400	637,600
Micromet, Inc. (a)	18,500	118,955
Pharmasset, Inc. (a)	6,200	300,452
Theravance, Inc. (a)	38,100	801,624
United Therapeutics Corp. (a)	23,100	1,570,338
ZIOPHARM Oncology, Inc. (a)	133,199	777,216
		12,290,369
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	369,200	$ 2,577,016
Covidien PLC	44,400	2,107,668
Edwards Lifesciences Corp. (a)	8,000	674,320
Wright Medical Group, Inc. (a)	1,300	19,318
		5,378,322
Health Care Providers & Services - 2.2%
CIGNA Corp.	76,000	3,193,520
Emeritus Corp. (a)	67,130	1,282,183
Fresenius Medical Care AG & Co. KGaA sponsored ADR	11,400	667,584
Kindred Healthcare, Inc. (a)	35,800	669,818
McKesson Corp.	38,261	2,876,079
Medco Health Solutions, Inc. (a)	70,381	4,294,649
Sunrise Senior Living, Inc. (a)	153,350	1,226,800
		14,210,633
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	34,800	734,628
Life Sciences Tools & Services - 1.0%
Covance, Inc. (a)	20,600	1,161,428
PerkinElmer, Inc.	38,900	995,062
QIAGEN NV (a)	34,600	638,370
Thermo Fisher Scientific, Inc. (a)	59,300	3,396,111
		6,190,971
Pharmaceuticals - 5.2%
Ardea Biosciences, Inc. (a)	54,600	1,447,992
Cadence Pharmaceuticals, Inc. (a)	79,200	614,988
Cardiome Pharma Corp. (a)	45,640	287,216
GlaxoSmithKline PLC sponsored ADR	48,800	1,772,904
Johnson & Johnson	129,456	7,737,585
Merck & Co., Inc.	333,231	11,053,272
Pfizer, Inc.	510,267	9,297,065
Valeant Pharmaceuticals International, Inc.	54,400	1,982,875
		34,193,897
TOTAL HEALTH CARE		72,998,820
INDUSTRIALS - 13.4%
Aerospace & Defense - 2.3%
DigitalGlobe, Inc. (a)	23,700	727,827
GeoEye, Inc. (a)	15,828	631,854
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	32,500	$ 4,647,175
United Technologies Corp.	110,300	8,967,390
		14,974,246
Airlines - 0.3%
Southwest Airlines Co.	187,494	2,221,804
Building Products - 0.6%
Armstrong World Industries, Inc.	39,500	1,604,095
Owens Corning (a)	70,096	2,346,113
		3,950,208
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	31,600	974,544
The Geo Group, Inc. (a)	35,900	853,343
		1,827,887
Construction & Engineering - 0.4%
Chiyoda Corp.	72,000	639,474
Shaw Group, Inc. (a)	52,600	1,986,702
		2,626,176
Electrical Equipment - 1.0%
EnerSys (a)	30,857	1,012,727
Regal-Beloit Corp.	87,496	5,839,483
		6,852,210
Industrial Conglomerates - 2.0%
General Electric Co.	506,952	10,210,013
Textron, Inc.	108,200	2,844,578
		13,054,591
Machinery - 3.2%
Cummins, Inc.	66,000	6,988,080
Danaher Corp.	95,300	4,389,518
Dover Corp.	24,100	1,544,810
Gardner Denver, Inc.	41,600	3,001,024
Pall Corp.	14,743	816,910
Schindler Holding AG (participation certificate)	10,865	1,212,912
Timken Co.	57,000	2,680,140
		20,633,394
Professional Services - 0.6%
Adecco SA (Reg.)	20,932	1,355,708
Manpower, Inc.	38,200	2,466,574
		3,822,282
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 2.7%
Con-way, Inc.	41,600	$ 1,415,232
CSX Corp.	99,300	7,010,580
Union Pacific Corp.	96,400	9,122,332
		17,548,144
TOTAL INDUSTRIALS		87,510,942
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.5%
Adtran, Inc.	61,300	2,521,269
Cisco Systems, Inc. (a)	113,901	2,409,006
Juniper Networks, Inc. (a)	66,946	2,485,036
QUALCOMM, Inc.	49,900	2,701,087
		10,116,398
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	14	775
Avnet, Inc. (a)	144,900	5,161,338
Tyco Electronics Ltd.	106,000	3,840,380
		9,002,493
Internet Software & Services - 0.6%
eBay, Inc. (a)	122,900	3,731,244
IT Services - 0.7%
Fidelity National Information Services, Inc.	22,700	690,761
MasterCard, Inc. Class A	16,879	3,992,052
		4,682,813
Office Electronics - 0.4%
Xerox Corp.	217,325	2,307,992
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)	183,200	1,434,456
ASML Holding NV	58,800	2,470,188
Avago Technologies Ltd.	72,300	2,075,733
GT Solar International, Inc. (a)	35,600	393,202
Intersil Corp. Class A	166,200	2,512,944
KLA-Tencor Corp.	42,820	1,887,506
Lam Research Corp. (a)	58,200	2,903,598
Linear Technology Corp.	41,487	1,443,333
Marvell Technology Group Ltd. (a)	56,400	1,072,164
National Semiconductor Corp.	145,900	2,211,844
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp. (a)	429,150	$ 4,742,108
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	36	471
		23,147,547
Software - 0.7%
AsiaInfo Holdings, Inc. (a)	31,200	669,552
BMC Software, Inc. (a)	37,600	1,793,520
Oracle Corp.	70,783	2,267,179
		4,730,251
TOTAL INFORMATION TECHNOLOGY		57,718,738
MATERIALS - 3.4%
Chemicals - 1.9%
Albemarle Corp.	45,564	2,558,874
CF Industries Holdings, Inc.	8,200	1,107,328
Praxair, Inc.	36,200	3,368,048
Solutia, Inc. (a)	194,500	4,555,190
Symrise AG	15,500	438,713
		12,028,153
Containers & Packaging - 0.3%
Ball Corp.	25,200	1,792,476
Metals & Mining - 1.2%
BHP Billiton Ltd. sponsored ADR	7,900	703,337
Carpenter Technology Corp.	42,700	1,757,105
Goldcorp, Inc.	25,100	1,007,661
Newcrest Mining Ltd.	35,628	1,312,978
Newmont Mining Corp.	18,800	1,035,316
Teck Resources Ltd. Class B (sub. vtg.)	14,000	848,167
United States Steel Corp.	24,000	1,384,080
		8,048,644
TOTAL MATERIALS		21,869,273
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 3.7%
AboveNet, Inc.	68,753	4,094,929
AT&T, Inc.	178,400	4,909,568
Cbeyond, Inc. (a)	147,422	2,159,732
China Unicom (Hong Kong) Ltd. sponsored ADR	52,100	857,566
Iliad Group SA	7,493	795,501
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	720,500	$ 5,137,165
Verizon Communications, Inc.	171,566	6,111,181
		24,065,642
Wireless Telecommunication Services - 1.8%
American Tower Corp. Class A (a)	74,300	3,778,898
SBA Communications Corp. Class A (a)	50,300	2,052,240
Sprint Nextel Corp. (a)	1,247,400	5,638,248
		11,469,386
TOTAL TELECOMMUNICATION SERVICES		35,535,028
UTILITIES - 3.0%
Electric Utilities - 2.4%
American Electric Power Co., Inc.	125,600	4,481,408
FirstEnergy Corp. (d)	108,700	4,252,344
PPL Corp.	260,003	6,705,477
		15,439,229
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	284,000	4,052,680
TOTAL UTILITIES		19,491,909
TOTAL COMMON STOCKS (Cost $548,249,223)		651,880,089
Money Market Funds - 1.0%

Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c) (Cost $6,742,350)	6,742,350	6,742,350
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $554,991,573)		658,622,439
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(7,110,409)
NET ASSETS - 100%		$ 651,512,030
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 578
Fidelity Securities Lending Cash Central Fund	2,799
Total	$ 3,377
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 82,919,226	$ 82,919,226	$ -	$ -
Consumer Staples	36,408,247	35,310,894	1,097,353	-
Energy	80,872,440	80,872,440	-	-
Financials	156,555,466	156,555,466	-	-
Health Care	72,998,820	72,998,820	-	-
Industrials	87,510,942	87,510,942	-	-
Information Technology	57,718,738	57,718,738	-	-
Materials	21,869,273	21,869,273	-	-
Telecommunication Services	35,535,028	35,535,028	-	-
Utilities	19,491,909	19,491,909	-	-
Money Market Funds	6,742,350	6,742,350	-	-
Total Investments in Securities:	$ 658,622,439	$ 657,525,086	$ 1,097,353	$ -
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $270,550,560 of which $172,562,096 and $97,988,464 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,568,092) - See accompanying schedule: Unaffiliated issuers (cost $548,249,223)	$ 651,880,089
Fidelity Central Funds (cost $6,742,350)	6,742,350
Total Investments (cost $554,991,573)		$ 658,622,439
Receivable for investments sold		2,577,481
Receivable for fund shares sold		378,303
Dividends receivable		334,805
Distributions receivable from Fidelity Central Funds		398
Prepaid expenses		1,635
Other receivables		12,573
Total assets		661,927,634

Liabilities
Payable to custodian bank	$ 682,442
Payable for investments purchased	1,292,020
Payable for fund shares redeemed	1,241,742
Accrued management fee	284,083
Other affiliated payables	144,830
Other payables and accrued expenses	28,137
Collateral on securities loaned, at value	6,742,350
Total liabilities		10,415,604

Net Assets		$ 651,512,030
Net Assets consist of:
Paid in capital		$ 824,996,196
Distributions in excess of net investment income		(610,837)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(276,505,692)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		103,632,363
Net Assets		$ 651,512,030

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Fidelity Value Discovery: Net Asset Value, offering price and redemption price per share ($609,034,022 ÷ 40,751,200 shares)	$ 14.95

Class K: Net Asset Value, offering price and redemption price per share ($42,478,008 ÷ 2,843,089 shares)	$ 14.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 5,210,472
Income from Fidelity Central Funds		3,377
Total income		5,213,849

Expenses
Management fee Basic fee	$ 1,777,620
Performance adjustment	(210,126)
Transfer agent fees	760,274
Accounting and security lending fees	116,110
Custodian fees and expenses	14,553
Independent trustees' compensation	1,805
Registration fees	26,759
Audit	24,089
Legal	2,116
Interest	658
Miscellaneous	3,667
Total expenses before reductions	2,517,525
Expense reductions	(21,589)	2,495,936
Net investment income (loss)		2,717,913
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,927,824
Foreign currency transactions	12,569
Total net realized gain (loss)		13,940,393
Change in net unrealized appreciation (depreciation) on: Investment securities	85,945,121
Assets and liabilities in foreign currencies	1,497
Total change in net unrealized appreciation (depreciation)		85,946,618
Net gain (loss)		99,887,011
Net increase (decrease) in net assets resulting from operations		$ 102,604,924

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,717,913	$ 7,601,613
Net realized gain (loss)	13,940,393	87,793,936
Change in net unrealized appreciation (depreciation)	85,946,618	(12,116,580)
Net increase (decrease) in net assets resulting from operations	102,604,924	83,278,969
Distributions to shareholders from net investment income	(8,952,572)	(7,065,572)
Share transactions - net increase (decrease)	(79,284,136)	(112,079,891)
Total increase (decrease) in net assets	14,368,216	(35,866,494)

Net Assets
Beginning of period	637,143,814	673,010,308
End of period (including distributions in excess of net investment income of $610,837 and undistributed net investment income of $5,623,822, respectively)	$ 651,512,030	$ 637,143,814

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Discovery

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 11.58	$ 15.12	$ 18.94	$ 16.53	$ 15.24
Income from Investment Operations
Net investment income (loss) D	.06	.14 G	.17	.19	.13	.09
Net realized and unrealized gain (loss)	2.17	1.31	(3.51)	(2.79)	2.85	1.77
Total from investment operations	2.23	1.45	(3.34)	(2.60)	2.98	1.86
Distributions from net investment income	(.19)	(.12)	(.18)	(.12)	(.10)	(.03)
Distributions from net realized gain	-	-	(.02)	(1.10)	(.47)	(.54)
Total distributions	(.19)	(.12)	(.20)	(1.22)	(.57)	(.57)
Net asset value, end of period	$ 14.95	$ 12.91	$ 11.58	$ 15.12	$ 18.94	$ 16.53
Total Return B, C	17.45%	12.60%	(22.14)%	(14.66)%	18.59%	12.54%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.96%	.93%	.94%	.87%	.94%
Expenses net of fee waivers, if any	.80% A	.96%	.93%	.94%	.87%	.94%
Expenses net of all reductions	.80% A	.95%	.92%	.94%	.87%	.91%
Net investment income (loss)	.84% A	1.10% G	1.61%	1.08%	.74%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 609,034	$ 598,561	$ 642,054	$ 1,015,200	$ 1,211,951	$ 730,891
Portfolio turnover rate F	54% A	116%	165%	149%	146%	202%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .48%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 11.59	$ 15.12	$ 16.87
Income from Investment Operations
Net investment income (loss)D	.07	.17G	.18	.05
Net realized and unrealized gain (loss)	2.17	1.31	(3.49)	(1.80)
Total from investment operations	2.24	1.48	(3.31)	(1.75)
Distributions from net investment income	(.22)	(.15)	(.20)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	(.22)	(.15)	(.22)	-
Net asset value, end of period	$ 14.94	$ 12.92	$ 11.59	$ 15.12
Total ReturnB, C	17.54%	12.84%	(21.94)%	(10.37)%
Ratios to Average Net AssetsE, I
Expenses before reductions	.60% A	.75%	.69%	.79% A
Expenses net of fee waivers, if any	.60% A	.75%	.69%	.79% A
Expenses net of all reductions	.60% A	.74%	.69%	.79% A
Net investment income (loss)	1.04% A	1.31% G	1.84%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,478	$ 38,583	$ 30,957	$ 90
Portfolio turnover rate F	54% A	116%	165%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .70%. H For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Value Discovery and Class K shares, and each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 116,906,729
Gross unrealized depreciation	(31,588,149)
Net unrealized appreciation (depreciation) on securities and other investments	$ 85,318,580
Tax cost	$ 573,303,859

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $170,260,386 and $250,408,485, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Value Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Value Discovery	$ 750,024.25
Class K	10,250.05
	$ 760,274

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,704 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,624,867.44%		$ 658

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,147 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for

Semiannual Report

7. Security Lending - continued

lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,799. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21,589 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Fidelity Value Discovery	$ 8,319,770	$ 6,660,186
Class K	632,802	405,386
Total	$ 8,952,572	$ 7,065,572

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010 A	Six months ended January 31, 2011	Year ended July 31, 2010 A
Fidelity Value Discovery
Shares sold	1,294,317	4,484,394	$ 17,864,418	$ 57,961,680
Conversion to Class K	-	(48,166)	-	(581,847)
Reinvestment of distributions	599,234	507,589	7,919,387	6,324,835
Shares redeemed	(7,515,554)	(14,013,543)	(103,183,607)	(179,818,743)
Net increase (decrease)	(5,622,003)	(9,069,726)	$ (77,399,802)	$ (116,114,075)
Class K
Shares sold	382,527	971,488	$ 5,295,651	$ 12,501,266
Conversion from Fidelity Value Discovery	-	48,084	-	581,847
Reinvestment of distributions	47,828	32,528	632,771	405,386
Shares redeemed	(573,857)	(736,068)	(7,812,756)	(9,454,315)
Net increase (decrease)	(143,502)	316,032	$ (1,884,334)	$ 4,034,184

A Conversion transactions for Class K and Fidelity Value Discovery are presented for the period August 1, 2009 through August 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FVD-USAN-0311
1.789740.107

Fidelity

Value Discovery

Fund-

Class K

Semiannual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Value Discovery	.80%
Actual		$ 1,000.00	$ 1,174.50	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class K	.60%
Actual		$ 1,000.00	$ 1,175.40	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 3.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	2.6	3.2
Wells Fargo & Co.	2.2	3.0
Philip Morris International, Inc.	2.1	2.2
Chevron Corp.	2.0	2.3
Bank of America Corp.	1.9	2.6
U.S. Bancorp, Delaware	1.9	1.3
Citigroup, Inc.	1.9	2.0
Goldman Sachs Group, Inc.	1.8	0.6
Merck & Co., Inc.	1.7	2.0
General Electric Co.	1.6	1.2
	19.7
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.0	26.3
Industrials	13.4	11.6
Consumer Discretionary	12.7	10.8
Energy	12.4	10.8
Health Care	11.2	10.9
Asset Allocation (% of fund's net assets)
As of January 31, 2011 *	As of July 31, 2010 **
Stocks 100.1%	Stocks 99.4%
Short-Term Investments and Net Other Assets† (0.1)%	Short-Term Investments and Net Other Assets 0.6%

* Foreign investments	8.9%	**Foreign investments	6.3%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.6%
Modine Manufacturing Co. (a)	101,500	$ 1,674,750
Tenneco, Inc. (a)	56,400	2,331,012
		4,005,762
Automobiles - 1.2%
Bayerische Motoren Werke AG (BMW)	45,656	3,505,172
General Motors Co.	87,600	3,196,524
Harley-Davidson, Inc.	37,400	1,482,910
		8,184,606
Hotels, Restaurants & Leisure - 1.3%
Starbucks Corp.	51,761	1,632,024
Starwood Hotels & Resorts Worldwide, Inc.	45,400	2,677,238
WMS Industries, Inc. (a)	54,900	2,303,055
Wyndham Worldwide Corp.	71,600	2,014,108
		8,626,425
Household Durables - 3.7%
D.R. Horton, Inc.	445,170	5,515,656
Lennar Corp. Class A	272,400	5,273,664
PulteGroup, Inc. (a)(d)	669,862	5,285,211
Stanley Black & Decker, Inc.	107,590	7,819,641
		23,894,172
Media - 2.8%
The Walt Disney Co.	197,671	7,683,472
Time Warner Cable, Inc.	60,500	4,103,715
Virgin Media, Inc.	258,590	6,506,124
		18,293,311
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	49,300	3,152,242
Group 1 Automotive, Inc.	22,400	847,616
Lowe's Companies, Inc.	136,300	3,380,240
OfficeMax, Inc. (a)	87,200	1,401,304
TJX Companies, Inc.	29,900	1,416,961
		10,198,363
Textiles, Apparel & Luxury Goods - 1.5%
Phillips-Van Heusen Corp.	61,916	3,614,037
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Polo Ralph Lauren Corp. Class A	31,700	$ 3,397,606
VF Corp.	32,700	2,704,944
		9,716,587
TOTAL CONSUMER DISCRETIONARY		82,919,226
CONSUMER STAPLES - 5.6%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	19,890	1,097,353
The Coca-Cola Co.	63,500	3,990,975
		5,088,328
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	114,200	3,905,640
Susser Holdings Corp. (a)	58,290	840,542
Wal-Mart Stores, Inc.	24,100	1,351,287
Whole Foods Market, Inc.	49,200	2,544,132
		8,641,601
Household Products - 1.4%
Procter & Gamble Co.	143,800	9,078,094
Tobacco - 2.1%
Philip Morris International, Inc.	237,600	13,600,224
TOTAL CONSUMER STAPLES		36,408,247
ENERGY - 12.4%
Energy Equipment & Services - 4.1%
Baker Hughes, Inc.	77,392	5,302,126
Ensco International Ltd. ADR	115,400	6,270,836
Halliburton Co.	38,300	1,723,500
National Oilwell Varco, Inc.	102,000	7,537,800
Noble Corp.	148,200	5,668,650
		26,502,912
Oil, Gas & Consumable Fuels - 8.3%
Alpha Natural Resources, Inc. (a)	36,800	1,977,264
Apache Corp.	60,400	7,209,344
Chevron Corp.	134,581	12,775,774
Exxon Mobil Corp.	55,800	4,501,944
Frontier Oil Corp.	62,000	1,289,600
Holly Corp.	98,461	4,831,481
Occidental Petroleum Corp.	67,081	6,485,391
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	41,431	$ 3,942,574
Royal Dutch Shell PLC Class A sponsored ADR	109,000	7,737,910
Talisman Energy, Inc.	157,900	3,618,246
		54,369,528
TOTAL ENERGY		80,872,440
FINANCIALS - 24.0%
Capital Markets - 2.5%
Goldman Sachs Group, Inc.	71,445	11,689,831
Morgan Stanley	162,900	4,789,260
		16,479,091
Commercial Banks - 6.3%
City National Corp.	28,760	1,662,040
Huntington Bancshares, Inc.	312,700	2,263,948
M&T Bank Corp.	12,300	1,063,581
PNC Financial Services Group, Inc.	47,000	2,820,000
Regions Financial Corp.	225,100	1,598,210
Southwest Bancorp, Inc., Oklahoma	1,909	26,134
SunTrust Banks, Inc.	86,100	2,620,023
SVB Financial Group (a)	44,100	2,313,927
U.S. Bancorp, Delaware	456,500	12,325,500
Wells Fargo & Co.	434,872	14,098,550
		40,791,913
Consumer Finance - 0.4%
Discover Financial Services	140,200	2,886,718
Diversified Financial Services - 6.4%
Bank of America Corp.	901,287	12,374,671
Citigroup, Inc. (a)	2,551,892	12,300,119
JPMorgan Chase & Co.	383,921	17,253,411
		41,928,201
Insurance - 4.1%
AFLAC, Inc.	58,523	3,369,754
Allstate Corp.	85,000	2,646,900
Delphi Financial Group, Inc. Class A	90,300	2,598,834
Lincoln National Corp.	143,984	4,152,499
Loews Corp.	81,500	3,264,075
MetLife, Inc.	57,200	2,618,044
Prudential Financial, Inc.	45,000	2,767,950
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Unum Group	36,400	$ 907,816
XL Capital Ltd. Class A	185,800	4,258,536
		26,584,408
Real Estate Investment Trusts - 2.5%
CBL & Associates Properties, Inc.	247,603	4,224,107
DiamondRock Hospitality Co. (a)	105,746	1,282,699
HCP, Inc.	14,700	545,223
Lexington Corporate Properties Trust	161,500	1,367,905
ProLogis Trust	45,100	672,892
Public Storage	19,900	2,168,702
Rayonier, Inc.	19,600	1,160,516
The Macerich Co.	27,359	1,331,289
Weyerhaeuser Co.	139,500	3,233,610
		15,986,943
Real Estate Management & Development - 1.7%
CB Richard Ellis Group, Inc. Class A (a)	362,600	8,046,094
Forest City Enterprises, Inc. Class A (a)	39,000	659,490
Jones Lang LaSalle, Inc.	29,700	2,632,608
		11,338,192
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc. (a)	20,000	560,000
TOTAL FINANCIALS		156,555,466
HEALTH CARE - 11.2%
Biotechnology - 1.9%
Amgen, Inc. (a)	58,791	3,238,208
Anthera Pharmaceuticals, Inc.	109,600	425,248
ARIAD Pharmaceuticals, Inc. (a)	145,600	928,200
ArQule, Inc. (a)	62,800	384,964
BioMarin Pharmaceutical, Inc. (a)	38,000	965,960
Gilead Sciences, Inc. (a)	55,800	2,141,604
Keryx Biopharmaceuticals, Inc. (a)	159,400	637,600
Micromet, Inc. (a)	18,500	118,955
Pharmasset, Inc. (a)	6,200	300,452
Theravance, Inc. (a)	38,100	801,624
United Therapeutics Corp. (a)	23,100	1,570,338
ZIOPHARM Oncology, Inc. (a)	133,199	777,216
		12,290,369
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	369,200	$ 2,577,016
Covidien PLC	44,400	2,107,668
Edwards Lifesciences Corp. (a)	8,000	674,320
Wright Medical Group, Inc. (a)	1,300	19,318
		5,378,322
Health Care Providers & Services - 2.2%
CIGNA Corp.	76,000	3,193,520
Emeritus Corp. (a)	67,130	1,282,183
Fresenius Medical Care AG & Co. KGaA sponsored ADR	11,400	667,584
Kindred Healthcare, Inc. (a)	35,800	669,818
McKesson Corp.	38,261	2,876,079
Medco Health Solutions, Inc. (a)	70,381	4,294,649
Sunrise Senior Living, Inc. (a)	153,350	1,226,800
		14,210,633
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	34,800	734,628
Life Sciences Tools & Services - 1.0%
Covance, Inc. (a)	20,600	1,161,428
PerkinElmer, Inc.	38,900	995,062
QIAGEN NV (a)	34,600	638,370
Thermo Fisher Scientific, Inc. (a)	59,300	3,396,111
		6,190,971
Pharmaceuticals - 5.2%
Ardea Biosciences, Inc. (a)	54,600	1,447,992
Cadence Pharmaceuticals, Inc. (a)	79,200	614,988
Cardiome Pharma Corp. (a)	45,640	287,216
GlaxoSmithKline PLC sponsored ADR	48,800	1,772,904
Johnson & Johnson	129,456	7,737,585
Merck & Co., Inc.	333,231	11,053,272
Pfizer, Inc.	510,267	9,297,065
Valeant Pharmaceuticals International, Inc.	54,400	1,982,875
		34,193,897
TOTAL HEALTH CARE		72,998,820
INDUSTRIALS - 13.4%
Aerospace & Defense - 2.3%
DigitalGlobe, Inc. (a)	23,700	727,827
GeoEye, Inc. (a)	15,828	631,854
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	32,500	$ 4,647,175
United Technologies Corp.	110,300	8,967,390
		14,974,246
Airlines - 0.3%
Southwest Airlines Co.	187,494	2,221,804
Building Products - 0.6%
Armstrong World Industries, Inc.	39,500	1,604,095
Owens Corning (a)	70,096	2,346,113
		3,950,208
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	31,600	974,544
The Geo Group, Inc. (a)	35,900	853,343
		1,827,887
Construction & Engineering - 0.4%
Chiyoda Corp.	72,000	639,474
Shaw Group, Inc. (a)	52,600	1,986,702
		2,626,176
Electrical Equipment - 1.0%
EnerSys (a)	30,857	1,012,727
Regal-Beloit Corp.	87,496	5,839,483
		6,852,210
Industrial Conglomerates - 2.0%
General Electric Co.	506,952	10,210,013
Textron, Inc.	108,200	2,844,578
		13,054,591
Machinery - 3.2%
Cummins, Inc.	66,000	6,988,080
Danaher Corp.	95,300	4,389,518
Dover Corp.	24,100	1,544,810
Gardner Denver, Inc.	41,600	3,001,024
Pall Corp.	14,743	816,910
Schindler Holding AG (participation certificate)	10,865	1,212,912
Timken Co.	57,000	2,680,140
		20,633,394
Professional Services - 0.6%
Adecco SA (Reg.)	20,932	1,355,708
Manpower, Inc.	38,200	2,466,574
		3,822,282
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 2.7%
Con-way, Inc.	41,600	$ 1,415,232
CSX Corp.	99,300	7,010,580
Union Pacific Corp.	96,400	9,122,332
		17,548,144
TOTAL INDUSTRIALS		87,510,942
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.5%
Adtran, Inc.	61,300	2,521,269
Cisco Systems, Inc. (a)	113,901	2,409,006
Juniper Networks, Inc. (a)	66,946	2,485,036
QUALCOMM, Inc.	49,900	2,701,087
		10,116,398
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	14	775
Avnet, Inc. (a)	144,900	5,161,338
Tyco Electronics Ltd.	106,000	3,840,380
		9,002,493
Internet Software & Services - 0.6%
eBay, Inc. (a)	122,900	3,731,244
IT Services - 0.7%
Fidelity National Information Services, Inc.	22,700	690,761
MasterCard, Inc. Class A	16,879	3,992,052
		4,682,813
Office Electronics - 0.4%
Xerox Corp.	217,325	2,307,992
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)	183,200	1,434,456
ASML Holding NV	58,800	2,470,188
Avago Technologies Ltd.	72,300	2,075,733
GT Solar International, Inc. (a)	35,600	393,202
Intersil Corp. Class A	166,200	2,512,944
KLA-Tencor Corp.	42,820	1,887,506
Lam Research Corp. (a)	58,200	2,903,598
Linear Technology Corp.	41,487	1,443,333
Marvell Technology Group Ltd. (a)	56,400	1,072,164
National Semiconductor Corp.	145,900	2,211,844
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp. (a)	429,150	$ 4,742,108
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	36	471
		23,147,547
Software - 0.7%
AsiaInfo Holdings, Inc. (a)	31,200	669,552
BMC Software, Inc. (a)	37,600	1,793,520
Oracle Corp.	70,783	2,267,179
		4,730,251
TOTAL INFORMATION TECHNOLOGY		57,718,738
MATERIALS - 3.4%
Chemicals - 1.9%
Albemarle Corp.	45,564	2,558,874
CF Industries Holdings, Inc.	8,200	1,107,328
Praxair, Inc.	36,200	3,368,048
Solutia, Inc. (a)	194,500	4,555,190
Symrise AG	15,500	438,713
		12,028,153
Containers & Packaging - 0.3%
Ball Corp.	25,200	1,792,476
Metals & Mining - 1.2%
BHP Billiton Ltd. sponsored ADR	7,900	703,337
Carpenter Technology Corp.	42,700	1,757,105
Goldcorp, Inc.	25,100	1,007,661
Newcrest Mining Ltd.	35,628	1,312,978
Newmont Mining Corp.	18,800	1,035,316
Teck Resources Ltd. Class B (sub. vtg.)	14,000	848,167
United States Steel Corp.	24,000	1,384,080
		8,048,644
TOTAL MATERIALS		21,869,273
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 3.7%
AboveNet, Inc.	68,753	4,094,929
AT&T, Inc.	178,400	4,909,568
Cbeyond, Inc. (a)	147,422	2,159,732
China Unicom (Hong Kong) Ltd. sponsored ADR	52,100	857,566
Iliad Group SA	7,493	795,501
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	720,500	$ 5,137,165
Verizon Communications, Inc.	171,566	6,111,181
		24,065,642
Wireless Telecommunication Services - 1.8%
American Tower Corp. Class A (a)	74,300	3,778,898
SBA Communications Corp. Class A (a)	50,300	2,052,240
Sprint Nextel Corp. (a)	1,247,400	5,638,248
		11,469,386
TOTAL TELECOMMUNICATION SERVICES		35,535,028
UTILITIES - 3.0%
Electric Utilities - 2.4%
American Electric Power Co., Inc.	125,600	4,481,408
FirstEnergy Corp. (d)	108,700	4,252,344
PPL Corp.	260,003	6,705,477
		15,439,229
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	284,000	4,052,680
TOTAL UTILITIES		19,491,909
TOTAL COMMON STOCKS (Cost $548,249,223)		651,880,089
Money Market Funds - 1.0%

Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c) (Cost $6,742,350)	6,742,350	6,742,350
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $554,991,573)		658,622,439
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(7,110,409)
NET ASSETS - 100%		$ 651,512,030
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 578
Fidelity Securities Lending Cash Central Fund	2,799
Total	$ 3,377
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 82,919,226	$ 82,919,226	$ -	$ -
Consumer Staples	36,408,247	35,310,894	1,097,353	-
Energy	80,872,440	80,872,440	-	-
Financials	156,555,466	156,555,466	-	-
Health Care	72,998,820	72,998,820	-	-
Industrials	87,510,942	87,510,942	-	-
Information Technology	57,718,738	57,718,738	-	-
Materials	21,869,273	21,869,273	-	-
Telecommunication Services	35,535,028	35,535,028	-	-
Utilities	19,491,909	19,491,909	-	-
Money Market Funds	6,742,350	6,742,350	-	-
Total Investments in Securities:	$ 658,622,439	$ 657,525,086	$ 1,097,353	$ -
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $270,550,560 of which $172,562,096 and $97,988,464 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,568,092) - See accompanying schedule: Unaffiliated issuers (cost $548,249,223)	$ 651,880,089
Fidelity Central Funds (cost $6,742,350)	6,742,350
Total Investments (cost $554,991,573)		$ 658,622,439
Receivable for investments sold		2,577,481
Receivable for fund shares sold		378,303
Dividends receivable		334,805
Distributions receivable from Fidelity Central Funds		398
Prepaid expenses		1,635
Other receivables		12,573
Total assets		661,927,634

Liabilities
Payable to custodian bank	$ 682,442
Payable for investments purchased	1,292,020
Payable for fund shares redeemed	1,241,742
Accrued management fee	284,083
Other affiliated payables	144,830
Other payables and accrued expenses	28,137
Collateral on securities loaned, at value	6,742,350
Total liabilities		10,415,604

Net Assets		$ 651,512,030
Net Assets consist of:
Paid in capital		$ 824,996,196
Distributions in excess of net investment income		(610,837)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(276,505,692)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		103,632,363
Net Assets		$ 651,512,030

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Fidelity Value Discovery: Net Asset Value, offering price and redemption price per share ($609,034,022 ÷ 40,751,200 shares)	$ 14.95

Class K: Net Asset Value, offering price and redemption price per share ($42,478,008 ÷ 2,843,089 shares)	$ 14.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 5,210,472
Income from Fidelity Central Funds		3,377
Total income		5,213,849

Expenses
Management fee Basic fee	$ 1,777,620
Performance adjustment	(210,126)
Transfer agent fees	760,274
Accounting and security lending fees	116,110
Custodian fees and expenses	14,553
Independent trustees' compensation	1,805
Registration fees	26,759
Audit	24,089
Legal	2,116
Interest	658
Miscellaneous	3,667
Total expenses before reductions	2,517,525
Expense reductions	(21,589)	2,495,936
Net investment income (loss)		2,717,913
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,927,824
Foreign currency transactions	12,569
Total net realized gain (loss)		13,940,393
Change in net unrealized appreciation (depreciation) on: Investment securities	85,945,121
Assets and liabilities in foreign currencies	1,497
Total change in net unrealized appreciation (depreciation)		85,946,618
Net gain (loss)		99,887,011
Net increase (decrease) in net assets resulting from operations		$ 102,604,924

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,717,913	$ 7,601,613
Net realized gain (loss)	13,940,393	87,793,936
Change in net unrealized appreciation (depreciation)	85,946,618	(12,116,580)
Net increase (decrease) in net assets resulting from operations	102,604,924	83,278,969
Distributions to shareholders from net investment income	(8,952,572)	(7,065,572)
Share transactions - net increase (decrease)	(79,284,136)	(112,079,891)
Total increase (decrease) in net assets	14,368,216	(35,866,494)

Net Assets
Beginning of period	637,143,814	673,010,308
End of period (including distributions in excess of net investment income of $610,837 and undistributed net investment income of $5,623,822, respectively)	$ 651,512,030	$ 637,143,814

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Discovery

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 11.58	$ 15.12	$ 18.94	$ 16.53	$ 15.24
Income from Investment Operations
Net investment income (loss) D	.06	.14 G	.17	.19	.13	.09
Net realized and unrealized gain (loss)	2.17	1.31	(3.51)	(2.79)	2.85	1.77
Total from investment operations	2.23	1.45	(3.34)	(2.60)	2.98	1.86
Distributions from net investment income	(.19)	(.12)	(.18)	(.12)	(.10)	(.03)
Distributions from net realized gain	-	-	(.02)	(1.10)	(.47)	(.54)
Total distributions	(.19)	(.12)	(.20)	(1.22)	(.57)	(.57)
Net asset value, end of period	$ 14.95	$ 12.91	$ 11.58	$ 15.12	$ 18.94	$ 16.53
Total Return B, C	17.45%	12.60%	(22.14)%	(14.66)%	18.59%	12.54%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.96%	.93%	.94%	.87%	.94%
Expenses net of fee waivers, if any	.80% A	.96%	.93%	.94%	.87%	.94%
Expenses net of all reductions	.80% A	.95%	.92%	.94%	.87%	.91%
Net investment income (loss)	.84% A	1.10% G	1.61%	1.08%	.74%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 609,034	$ 598,561	$ 642,054	$ 1,015,200	$ 1,211,951	$ 730,891
Portfolio turnover rate F	54% A	116%	165%	149%	146%	202%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .48%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 11.59	$ 15.12	$ 16.87
Income from Investment Operations
Net investment income (loss)D	.07	.17G	.18	.05
Net realized and unrealized gain (loss)	2.17	1.31	(3.49)	(1.80)
Total from investment operations	2.24	1.48	(3.31)	(1.75)
Distributions from net investment income	(.22)	(.15)	(.20)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	(.22)	(.15)	(.22)	-
Net asset value, end of period	$ 14.94	$ 12.92	$ 11.59	$ 15.12
Total ReturnB, C	17.54%	12.84%	(21.94)%	(10.37)%
Ratios to Average Net AssetsE, I
Expenses before reductions	.60% A	.75%	.69%	.79% A
Expenses net of fee waivers, if any	.60% A	.75%	.69%	.79% A
Expenses net of all reductions	.60% A	.74%	.69%	.79% A
Net investment income (loss)	1.04% A	1.31% G	1.84%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,478	$ 38,583	$ 30,957	$ 90
Portfolio turnover rate F	54% A	116%	165%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .70%. H For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Value Discovery and Class K shares, and each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 116,906,729
Gross unrealized depreciation	(31,588,149)
Net unrealized appreciation (depreciation) on securities and other investments	$ 85,318,580
Tax cost	$ 573,303,859

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $170,260,386 and $250,408,485, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Value Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Value Discovery	$ 750,024.25
Class K	10,250.05
	$ 760,274

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,704 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,624,867.44%		$ 658

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,147 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for

Semiannual Report

7. Security Lending - continued

lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,799. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21,589 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Fidelity Value Discovery	$ 8,319,770	$ 6,660,186
Class K	632,802	405,386
Total	$ 8,952,572	$ 7,065,572

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010 A	Six months ended January 31, 2011	Year ended July 31, 2010 A
Fidelity Value Discovery
Shares sold	1,294,317	4,484,394	$ 17,864,418	$ 57,961,680
Conversion to Class K	-	(48,166)	-	(581,847)
Reinvestment of distributions	599,234	507,589	7,919,387	6,324,835
Shares redeemed	(7,515,554)	(14,013,543)	(103,183,607)	(179,818,743)
Net increase (decrease)	(5,622,003)	(9,069,726)	$ (77,399,802)	$ (116,114,075)
Class K
Shares sold	382,527	971,488	$ 5,295,651	$ 12,501,266
Conversion from Fidelity Value Discovery	-	48,084	-	581,847
Reinvestment of distributions	47,828	32,528	632,771	405,386
Shares redeemed	(573,857)	(736,068)	(7,812,756)	(9,454,315)
Net increase (decrease)	(143,502)	316,032	$ (1,884,334)	$ 4,034,184

A Conversion transactions for Class K and Fidelity Value Discovery are presented for the period August 1, 2009 through August 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

FVD-K-USAN-0311
1.863361.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 28, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 28, 2011